                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
               1221 Avenue of the Americas, New York, New York 10020
------------------------------------------------------------------------------
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/05

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Utility Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY as of 9/30/05

                                 A SHARES                B SHARES                C SHARES
                              since 7/28/93           since 7/28/93           since 8/13/93
-----------------------------------------------------------------------------------------------
                                         W/MAX                   W/MAX                   W/MAX
                                         5.75%                   4.00%                   1.00%
AVERAGE ANNUAL             W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS               CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception              9.15%        8.62%      8.74%        8.74%      8.40%        8.40%

10-year                     10.35         9.70       9.84         9.84       9.52         9.52

5-year                       0.83        -0.36       0.06        -0.17       0.07         0.07

1-year                      33.61        25.95      32.63        28.63      32.64        31.64

6-months                    17.82        11.02      17.42        13.42      17.42        16.42
-----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P Utilities Index is a broad-based index, generally representative of the U.S. market for utility stocks. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

FUND REPORT

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

Van Kampen Utility Fund is managed by the Adviser's Sector Research team.(1) Current members include Edward Gaylor, Executive Director of the Adviser.

MARKET CONDITIONS

Against an uncertain and often unsettled backdrop, domestic equities moved forward at a modest pace during the reporting period, with the S&P 500 Index rising 5.01 percent for the six months ended September 30, 2005. Throughout the period, the market was troubled by escalating energy prices, continued increases to the federal funds target rate, the threat of inflation, a rising government deficit, and the unprecedented hurricane damage in the Gulf Coast region. Investors became increasingly concerned about the pace of economic growth and the impact that soaring energy prices would have on consumer confidence, and in turn, on discretionary spending.

During the reporting period, utility stocks performed well, both in absolute terms as well as relative to the domestic equity market overall. The surge in energy prices was a key catalyst supporting the sector, especially for electric, natural gas and energy stocks. Moreover, although the Federal Open Market Committee continued to raise the federal funds target rate throughout the period, long-term interest rates declined. In this environment, investors gravitated to yield-oriented sectors of the market; this penchant for income provided enhanced support for electric utilities in particular. In contrast to broader strength of the electric and natural gas and energy groups, telecommunications stocks delivered mixed results. The legacy Regional Bell Operating Companies lagged in a climate of regulatory uncertainty and increased competitive pressures, while select wireless-related companies demonstrated positive momentum.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 17.82 percent for the six months ended September 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the S&P Utilities Index, returned 17.26 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

-------------------------------------------------------
                                    S&P UTILITIES
      CLASS A   CLASS B   CLASS C       INDEX

      17.82%    17.42%    17.42%       17.26%
-------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

The fund's focus on investments with a high degree of sensitivity to commodity prices was a key contributor to its outperformance during the period. Natural gas stocks, performed with strength, particularly those which provided exposure to exploration-and-production operations. As commodity demand remained high, many of these companies exceeded profit expectations and were well rewarded by the market. Stocks in the electric utility sector also bolstered performance. Against a backdrop of low interest rates, income-oriented investors were attracted to the dividends and the current yields available in the sector. Moreover, in a high-cost natural gas environment, many electric utilities benefited from having relatively low-cost sources of generation, such as nuclear and coal.

Within telecommunications, the fund was well served by its exposure to the wireless segment, an area of ongoing growth. Cellular operators and tower stocks posted especially robust absolute performance. Exposure to wireline operations such as the Regional Bell Operating Companies and various independent (rural) companies proved less advantageous during the period, however. These stocks were impeded by continuing regulatory and competitive uncertainty, declining market share, and a lack of meaningful pricing power.

As we look to the next reporting period, we remain committed to seeking compelling income-oriented opportunities on behalf of the fund's shareholders as part of our objective of maximizing total return. Supply and demand trends, company fundamentals and the extension of corporate tax reform are among the factors which underpin our conviction in the long-term prospects for the utility sector.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 9/30/05
Edison International, Inc.                                        3.6%
TXU Corp.                                                         3.5
Dominion Resources, Inc.                                          3.4
FPL Group, Inc.                                                   3.3
Exelon Corp.                                                      3.3
PPL Corp.                                                         3.1
Questar Corp.                                                     3.1
Sprint Corp.                                                      3.0
Entergy Corp.                                                     3.0
Constellation Energy Group, Inc.                                  2.9

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
Electric Utilities                                               29.1%
Multi-Utilities                                                  25.9
Independent Power Producers and Energy Traders                   10.0
Integrated Telecommunication Services                             9.5
Gas Utilities                                                     9.1
Oil & Gas Storage & Transportation                                4.5
Wireless Telecommunication Services                               4.3
Oil & Gas Exploration & Production                                2.3
Diversified Metals & Mining                                       2.2
                                                                -----
Total Long-Term Investments                                      96.9
Short-Term Investments                                            2.7
Other Assets in Excess of Liabilities                             0.4
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Holdings are as a percentage of long-term investments. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/05 - 9/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/05           9/30/05       4/1/05-9/30/05
Class A
  Actual......................................    $1,000.00        $1,178.22          $ 7.10
  Hypothetical................................     1,000.00         1,018.57            6.58
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,174.23           11.23
  Hypothetical................................     1,000.00         1,014.77           10.40
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,174.23           11.23
  Hypothetical................................     1,000.00         1,014.77           10.40
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.06% and 2.06% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

INVESTMENT ADVISORY AGREEMENT APPROVAL

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees,
 8
evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
COMMON STOCKS  95.8%
DIVERSIFIED METALS & MINING 2.2%
Peabody Energy Corp. .......................................   55,000   $  4,639,250
                                                                        ------------
ELECTRIC UTILITIES  28.0%
Allegheny Energy, Inc. (a)..................................   70,000      2,150,400
American Electric Power Co., Inc. ..........................   81,455      3,233,763
Cinergy Corp. ..............................................   60,000      2,664,600
DPL, Inc. ..................................................  150,000      4,170,000
Edison International, Inc. .................................  155,000      7,328,400
Entergy Corp. ..............................................   80,000      5,945,600
Exelon Corp. ...............................................  125,000      6,680,000
FirstEnergy Corp. ..........................................   90,872      4,736,249
FPL Group, Inc. ............................................  141,116      6,717,122
Pinnacle West Capital Corp. ................................   80,000      3,526,400
PPL Corp. ..................................................  193,842      6,266,912
Southern Co. ...............................................  132,600      4,741,776
                                                                        ------------
                                                                          58,161,222
                                                                        ------------
GAS UTILITIES  9.1%
AGL Resources, Inc. ........................................  120,000      4,453,200
Equitable Resources, Inc. ..................................  130,000      5,077,800
New Jersey Resources Corp. .................................   70,000      3,218,600
Questar Corp. ..............................................   70,000      6,168,400
                                                                        ------------
                                                                          18,918,000
                                                                        ------------
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS  10.0%
AES Corp. (a)...............................................  200,000      3,286,000
Constellation Energy Group, Inc. ...........................   95,700      5,895,120
NRG Energy, Inc. (a)........................................  105,000      4,473,000
TXU Corp. ..................................................   62,000      6,998,560
                                                                        ------------
                                                                          20,652,680
                                                                        ------------
INTEGRATED TELECOMMUNICATION SERVICES  9.5%
BellSouth Corp. ............................................  112,800      2,966,640
CenturyTel, Inc. ...........................................   35,000      1,224,300
SBC Communications, Inc. ...................................  117,400      2,814,078
Sprint Corp. ...............................................  251,050      5,969,969
Telefonica S.A.--ADR (Spain) (a)............................   35,000      1,724,194
Telefonos de Mexico SA de CV--ADR (Mexico)..................  140,000      2,977,800
Verizon Communications, Inc. ...............................   60,000      1,961,400
                                                                        ------------
                                                                          19,638,381
                                                                        ------------
MULTI-UTILITIES  25.9%
Ameren Corp. ...............................................   85,000      4,546,650
CenterPoint Energy, Inc. ...................................  125,000      1,858,750
CMS Energy Corp. (a)........................................  120,000      1,974,000
Consolidated Edison, Inc. ..................................   81,600      3,961,680
Dominion Resources, Inc. ...................................   80,000      6,891,200
KeySpan Corp. ..............................................   80,200      2,949,756
MDU Resources Group, Inc. ..................................  135,000      4,812,750
NSTAR.......................................................  150,200      4,343,784
PG&E Corp. .................................................  110,000      4,317,500
PNM Resources, Inc. ........................................  150,600      4,317,702
SCANA Corp. ................................................   85,000      3,590,400

See Notes to Financial Statements                                             11

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
MULTI-UTILITIES (CONTINUED)
Sempra Energy...............................................  110,000   $  5,176,600
TECO Energy, Inc. ..........................................  110,000      1,982,200
Wisconsin Energy Corp. .....................................   75,000      2,994,000
                                                                        ------------
                                                                          53,716,972
                                                                        ------------
OIL & GAS EXPLORATION & PRODUCTION  2.3%
Burlington Resources, Inc. .................................   58,000      4,716,560
                                                                        ------------

OIL & GAS STORAGE & TRANSPORTATION  4.5%
Kinder Morgan, Inc. ........................................   45,000      4,327,200
Williams Cos., Inc. ........................................  198,500      4,972,425
                                                                        ------------
                                                                           9,299,625
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  4.3%
ALLTEL Corp. ...............................................   57,300      3,730,803
Crown Castle International Corp. (a)........................  145,000      3,571,350
Vodafone Group PLC--ADR (United Kingdom)....................   60,000      1,565,652
                                                                        ------------
                                                                           8,867,805
                                                                        ------------

TOTAL COMMON STOCKS  95.8%...........................................    198,610,495
                                                                        ------------

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CONVERTIBLE CORPORATE OBLIGATION  1.1%
          ELECTRIC UTILITIES  1.1%
$1,300    Reliant Energy, Inc., 144A--Private Placement
          (Convertible into 136,254 common shares) (b).... 5.000%   08/15/10   $  2,265,250
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  96.9%
  (Cost $140,041,441).......................................................    200,875,745
REPURCHASE AGREEMENT  2.7%
State Street Bank & Trust Co. ($5,635,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 3.65%,
dated 09/30/05, to be sold on 10/03/05 at $5,636,714) (Cost $5,635,000).....      5,635,000
                                                                               ------------

TOTAL INVESTMENTS  99.6%
  (Cost $145,676,441).......................................................    206,510,745
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%.................................        751,810
                                                                               ------------

NET ASSETS  100.0%..........................................................   $207,262,555
                                                                               ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $145,676,441).......................  $206,510,745
Cash........................................................            13
Receivables:
  Fund Shares Sold..........................................       880,843
  Investments Sold..........................................       736,929
  Dividends.................................................       304,144
  Interest..................................................         8,877
Other.......................................................       148,129
                                                              ------------
    Total Assets............................................   208,589,680
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       408,734
  Investments Purchased.....................................       372,565
  Distributor and Affiliates................................       138,911
  Investment Advisory Fee...................................       106,945
Trustees' Deferred Compensation and Retirement Plans........       197,976
Accrued Expenses............................................       101,994
                                                              ------------
    Total Liabilities.......................................     1,327,125
                                                              ------------
NET ASSETS..................................................  $207,262,555
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $190,049,306
Net Unrealized Appreciation.................................    60,834,304
Accumulated Undistributed Net Investment Income.............     2,259,134
Accumulated Net Realized Loss...............................   (45,880,189)
                                                              ------------
NET ASSETS..................................................  $207,262,555
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $138,403,528 and 6,940,038 shares of
    beneficial interest issued and outstanding).............  $      19.94
    Maximum sales charge (5.75%* of offering price).........          1.22
                                                              ------------
    Maximum offering price to public........................  $      21.16
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $51,249,164 and 2,574,146 shares of
    beneficial interest issued and outstanding).............  $      19.91
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,609,863 and 884,629 shares of
    beneficial interest issued and outstanding).............  $      19.91
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................  $ 2,786,248
Interest....................................................      125,446
                                                              -----------
    Total Income............................................    2,911,694
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      599,357
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $152,147, $233,007 and $79,708,
  respectively).............................................      464,862
Shareholder Services........................................      176,194
Legal.......................................................       28,721
Trustees' Fees and Related Expenses.........................        9,536
Custody.....................................................       11,907
Other.......................................................      144,896
                                                              -----------
    Total Expenses..........................................    1,435,473
    Less Credits Earned on Cash Balances....................        3,678
                                                              -----------
    Net Expenses............................................    1,431,795
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 1,479,899
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $10,618,103
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   42,459,885
  End of the Period.........................................   60,834,304
                                                              -----------
Net Unrealized Appreciation During the Period...............   18,374,419
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $28,992,522
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $30,472,421
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2005    MARCH 31, 2005
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................     $  1,479,899        $  4,074,738
Net Realized Gain.....................................       10,618,103           8,067,426
Net Unrealized Appreciation During the Period.........       18,374,419          13,924,877
                                                           ------------        ------------
Change in Net Assets from Operations..................       30,472,421          26,067,041
                                                           ------------        ------------

Distributions from Net Investment Income:
  Class A Shares......................................       (1,673,281)         (3,839,071)
  Class B Shares......................................         (487,724)         (1,266,946)
  Class C Shares......................................         (167,047)           (423,527)
                                                           ------------        ------------
Total Distributions...................................       (2,328,052)         (5,529,544)
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       28,144,369          20,537,497
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       36,049,326          24,111,305
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................        2,025,536           4,755,831
Cost of Shares Repurchased............................      (25,685,558)        (37,862,255)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       12,389,304          (8,995,119)
                                                           ------------        ------------
TOTAL INCREASE IN NET ASSETS..........................       40,533,673          11,542,378
NET ASSETS:
Beginning of the Period...............................      166,728,882         155,186,504
                                                           ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,259,134 and $3,107,287,
  respectively).......................................     $207,262,555        $166,728,882
                                                           ============        ============

See Notes to Financial Statements                                             15

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                                ENDED                        YEAR ENDED MARCH 31,
CLASS A SHARES              SEPTEMBER 30,   -------------------------------------------------------
                                2005         2005        2004        2003        2002 (B)     2001
                            -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............    $17.15       $15.04      $12.12      $ 16.17      $ 20.24     $22.66
                               ------       ------      ------      -------      -------     ------
  Net Investment Income....       .17(a)       .45(a)      .48(a)       .45(a)       .44        .39
  Net Realized and
    Unrealized Gain/Loss...      2.87         2.27        2.89        (4.14)       (3.32)      (.61)
                               ------       ------      ------      -------      -------     ------
Total from Investment
  Operations...............      3.04         2.72        3.37        (3.69)       (2.88)      (.22)
                               ------       ------      ------      -------      -------     ------
Less:
  Distributions from Net
    Investment Income......       .25          .61         .45          .36          .36        .36
  Distributions from Net
    Realized Gain..........       -0-          -0-         -0-          -0-          .83       1.84
                               ------       ------      ------      -------      -------     ------
Total Distributions........       .25          .61         .45          .36         1.19       2.20
                               ------       ------      ------      -------      -------     ------
NET ASSET VALUE, END OF THE
  PERIOD...................    $19.94       $17.15      $15.04      $ 12.12      $ 16.17     $20.24
                               ======       ======      ======      =======      =======     ======

Total Return (c)...........    17.82%*      18.45%      28.10%      -22.90%      -13.96%     -1.44%
Net Assets at End of the
  Period (In millions).....    $138.4       $109.5      $ 98.7      $  88.1      $ 135.0     $169.7
Ratio of Expenses to
  Average Net Assets.......     1.30%        1.31%       1.33%        1.33%        1.27%      1.16%
Ratio of Net Investment
  Income to Average Net
  Assets...................     1.86%        2.89%       3.44%        3.40%        2.45%      1.91%
Portfolio Turnover.........       29%*         27%         27%          29%          35%        44%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 2.47% to 2.45%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                   ENDED                     YEAR ENDED MARCH 31,
CLASS B SHARES                 SEPTEMBER 30,   ------------------------------------------------
                                   2005         2005      2004      2003     2002 (B)     2001
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $17.13       $15.03    $12.12    $16.10    $ 20.16     $22.60
                                  ------       ------    ------    ------    -------     ------
  Net Investment Income.......       .10(a)       .33(a)    .37(a)    .35(a)     .31        .26
  Net Realized and
    Unrealized Gain/Loss......      2.87         2.26      2.88     (4.11)     (3.32)      (.64)
                                  ------       ------    ------    ------    -------     ------
Total from Investment
  Operations..................      2.97         2.59      3.25     (3.76)     (3.01)      (.38)
                                  ------       ------    ------    ------    -------     ------
Less:
  Distributions from Net
    Investment Income.........       .19          .49       .34       .22        .22        .22
  Distributions from Net
    Realized Gain.............       -0-          -0-       -0-       -0-        .83       1.84
                                  ------       ------    ------    ------    -------     ------
Total Distributions...........       .19          .49       .34       .22       1.05       2.06
                                  ------       ------    ------    ------    -------     ------
NET ASSET VALUE, END OF THE
  PERIOD......................    $19.91       $17.13    $15.03    $12.12    $ 16.10     $20.16
                                  ======       ======    ======    ======    =======     ======

Total Return (c)..............    17.42%*      17.54%    27.05%    -23.41%   -14.68%     -2.15%
Net Assets at End of the
  Period (In millions)........    $ 51.2       $ 42.8    $ 42.6    $ 38.0    $  65.4     $ 87.0
Ratio of Expenses to Average
  Net Assets..................     2.06%        2.07%     2.09%     2.09%      2.03%      1.91%
Ratio of Net Investment Income
  to Average Net Assets.......     1.11%        2.13%     2.68%     2.64%      1.69%      1.18%
Portfolio Turnover............       29%*         27%       27%       29%        35%        44%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.69%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                                ENDED                        YEAR ENDED MARCH 31,
CLASS C SHARES              SEPTEMBER 30,   -------------------------------------------------------
                                2005         2005        2004        2003        2002 (B)     2001
                            -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............    $17.13       $15.02      $12.12      $ 16.10      $ 20.16     $22.59
                               ------       ------      ------      -------      -------     ------
  Net Investment Income....       .10(a)       .33(a)      .37(a)       .35(a)       .30        .24
  Net Realized and
    Unrealized Gain/Loss...      2.87         2.27        2.87        (4.11)       (3.31)      (.61)
                               ------       ------      ------      -------      -------     ------
Total from Investment
  Operations...............      2.97         2.60        3.24        (3.76)       (3.01)      (.37)
                               ------       ------      ------      -------      -------     ------
Less:
  Distributions from Net
    Investment Income......       .19          .49         .34          .22          .22        .22
  Distributions from Net
    Realized Gain..........       -0-          -0-         -0-          -0-          .83       1.84
                               ------       ------      ------      -------      -------     ------
Total Distributions........       .19          .49         .34          .22         1.05       2.06
                               ------       ------      ------      -------      -------     ------
NET ASSET VALUE, END OF THE
  PERIOD...................    $19.91       $17.13      $15.02      $ 12.12      $ 16.10     $20.16
                               ======       ======      ======      =======      =======     ======

Total Return (c)...........    17.42%*      17.61%      26.96%      -23.41%      -14.68%     -2.10%
Net Assets at End of the
  Period (In millions).....    $ 17.6       $ 14.4      $ 13.9      $  12.1      $  19.9     $ 26.6
Ratio of Expenses to
  Average Net Assets.......     2.06%        2.07%       2.09%        2.09%        2.03%      1.92%
Ratio of Net Investment
  Income to Average Net
  Assets...................     1.11%        2.13%       2.68%        2.64%        1.69%      1.17%
Portfolio Turnover.........       29%*         27%         27%          29%          35%        44%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.69%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Utility Fund (the "Fund") is organized as a series of Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide its shareholders with capital appreciation and current income. The Fund commenced investment operations on July 28, 1993, with two classes of common shares, Class A and Class B Shares. The distribution of the Fund's Class C Shares commenced on August 13, 1993. The Fund registered Class I Shares on November 30, 2004. There were no sales of Class I Shares for the period ended September 30, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Bond discount is accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares,

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $57,532,212 which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$45,905,881.................................................  March 31, 2011
 11,626,331.................................................  March 31, 2012

    At September 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $146,340,949
                                                              ============
Gross tax unrealized appreciation...........................  $ 60,389,448
Gross tax unrealized depreciation...........................      (219,652)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 60,169,796
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................  $5,529,544
  Long-term capital gain....................................         -0-
                                                              ----------
                                                              $5,529,544
                                                              ==========

    As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $3,706,716

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sales transactions.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

F. EXPENSE REDUCTIONS During the six months ended September 30, 2005, the Fund's custody fee was reduced by $3,678 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .65%
Next $500 million...........................................     .60%
Over $1 billion.............................................     .55%

    For the six months ended September 30, 2005, the Fund recognized expenses of approximately $4,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $36,800, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $146,900, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $124,663 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    For the six months ended September 30, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $30,003.

3. CAPITAL TRANSACTIONS

At September 30, 2005, capital aggregated $137,709,621, $31,450,798 and
$20,888,887 for Classes A, B and C, respectively. For the six months ended September 30, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,371,182    $ 25,325,030
  Class B...................................................     412,280       7,529,408
  Class C...................................................     174,358       3,194,888
                                                              ----------    ------------
Total Sales.................................................   1,957,820    $ 36,049,326
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................      78,610    $  1,476,388
  Class B...................................................      22,805         427,962
  Class C...................................................       6,458         121,186
                                                              ----------    ------------
Total Dividend Reinvestment.................................     107,873    $  2,025,536
                                                              ==========    ============
Repurchases:
  Class A...................................................    (897,133)   $(16,602,920)
  Class B...................................................    (362,153)     (6,598,825)
  Class C...................................................    (134,838)     (2,483,813)
                                                              ----------    ------------
Total Repurchases...........................................  (1,394,124)   $(25,685,558)
                                                              ==========    ============

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    At March 31, 2005, capital aggregated $127,511,123, $30,092,253 and
$20,056,626 for Classes A, B and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     964,096    $ 15,434,574
  Class B...................................................     361,177       5,778,313
  Class C...................................................     183,427       2,898,418
                                                              ----------    ------------
Total Sales.................................................   1,508,700    $ 24,111,305
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     212,002    $  3,362,676
  Class B...................................................      68,267       1,082,545
  Class C...................................................      19,614         310,610
                                                              ----------    ------------
Total Dividend Reinvestment.................................     299,883    $  4,755,831
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,350,159)   $(21,290,003)
  Class B...................................................    (765,033)    (11,983,714)
  Class C...................................................    (289,796)     (4,588,538)
                                                              ----------    ------------
Total Repurchases...........................................  (2,404,988)   $(37,862,255)
                                                              ==========    ============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2005 and the year ended March 31, 2005, 69,762 and 122,088 Class B Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended September 30, 2005 and the year ended March 31, 2005, 8,323 and 18,956 Class C Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the six months ended September 30, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $50,700 and CDSC on redeemed shares of approximately $38,500. Sales charges do not represent expenses of the Fund.

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the period ended September 30, 2005, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $61,173,840 and $51,414,175, respectively.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,045,400 and $76,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

receivable has been fully recovered, any excess 12B-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2005 are payments retained by Van Kampen of approximately $194,400 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $15,300.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN UTILITY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  VAN KAMPEN UTILITY FUND

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  VAN KAMPEN UTILITY FUND

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                      (continued on next page)

  VAN KAMPEN UTILITY FUND

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 134, 384, 584
                                                                UTLF SAR 11/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02664P-Y09/05

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Mid Cap Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY as of 9/30/05

                                                                                         I SHARES
                            A SHARES              B SHARES              C SHARES           since
                         since 12/27/95        since 12/27/95        since 12/27/95       8/12/05
--------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES    W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES

Since Inception         15.55%     14.85%     14.90%     14.90%     14.75%     14.75%      1.92%

5-year                   -4.72      -5.84      -5.43      -5.65      -5.41      -5.41       N/A

1-year                   26.26      19.02      25.33      20.33      25.33      24.33       N/A

6-month                  14.51       7.94      14.09       9.09      14.09      13.09       N/A
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect their conversion into Class A shares eight years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

FUND REPORT

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

Van Kampen Mid Cap Growth Fund is managed by the Adviser's U.S. Growth team.(1) Current members include Dennis Lynch, Managing Director of the Adviser; David Cohen and Sam Chainani, Executive Directors of the Adviser; and Alex Norton, Vice President of the Adviser.

MARKET CONDITIONS

Despite record-high oil prices, mixed economic data, ongoing increases in the federal funds target rate, and the devastation of Hurricanes Katrina and Rita, the domestic stock market advanced during the six-month period ended September 30, 2005, though at a far from even pace.

The period opened on a rather downbeat note. Disappointing economic data, pervasive inflation concerns, and the intentions of the Federal Open Market Committee (the Fed) contributed to a climate of unease. Sentiment improved noticeably in May, sparking a rebound that continued through July. Although oil prices remained stubbornly high, benign headline data and comments from the Fed temporarily allayed inflationary concerns. Generally good corporate earnings, better economic data, improved consumer confidence, and merger-and-acquisition activity also combined to push stocks higher.

This optimistic climate was relatively short-lived, however. In August, the Fed increased the federal funds target rate once again, rekindling anxiety about inflation and the pace of economic growth. As hurricane season unfolded and the geopolitical landscape clouded, the markets also refocused attention on rising fuel prices and the potential impact of energy costs on consumer sentiment and corporate profitability. Apprehension grew to even higher levels during the weeks following Hurricane Katrina. Oil prices soared to new heights, consumer confidence fell sharply, and the pace of economic growth became uncertain. Many investors were also discouraged by the Fed's reluctance to step away from its tightening program.

Broadly speaking, larger-capitalization stocks lagged smaller-cap issues, with mid caps posting the strongest gains. On a sector basis, energy stocks led the market as the supply-demand imbalance kept energy prices soaring. Economically sensitive sectors such as materials did not fare so well, as investors began to anticipate an economic slowdown.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 14.51 percent for the six months ended September 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell Midcap Growth Index, returned 10.21 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

--------------------------------------------------------
                                    RUSSELL MIDCAP
                                      GROWTH(R)
      CLASS A   CLASS B   CLASS C       INDEX

      14.51%    14.09%    14.09%        10.21%
--------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Utility stocks were a leading contributor to the fund's overall returns during the period, with particular pockets of strength within telecommunications and gas distributors. Performance was further enhanced by an overall overweighting in the sector relative to the Russell 1000 Growth Index. Our investment discipline also led us to crude oil producer stocks which were well rewarded by the market. Additionally, the fund benefited from stock selection within the financial services sector. Here, positions in the diversified financial services and the securities brokerage and services groups were sources of notable gains.

The fund's pace was slowed by an underweighting relative to the Russell benchmark in healthcare, as well as by stock selection in the sector -- primarily within drugs and pharmaceuticals and biotechnology research and production. The fund's technology exposure tempered gains as well, due to both stock selection and an underweighting to the sector. Here, the fund's positions in the semiconductor and communications technology industries were the least beneficial to relative performance.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 9/30/05
Ultra Petroleum Corp.                                             6.1%
NII Holdings, Inc.                                                3.7
Corporate Executive Board Co.                                     3.6
Getty Images, Inc.                                                3.5
International Game Technology                                     2.9
Chicago Mercantile Exchange Holdings, Inc.                        2.7
Monster Worldwide, Inc.                                           2.7
C.H. Robinson Worldwide, Inc.                                     2.6
Expeditors International Washington, Inc.                         2.5
Iron Mountain, Inc.                                               2.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
Oil & Gas Exploration & Production                                8.4%
Casinos & Gaming                                                  7.6
Wireless Telecommunication Services                               6.1
Air Freight & Logistics                                           5.1
Diversified Commercial & Professional Services                    4.5
Education Services                                                4.2
Publishing                                                        3.5
Health Care Supplies                                              3.3
Homebuilding                                                      3.3
Application Software                                              3.0
Specialized Finance                                               2.7
Human Resources & Employment Services                             2.7
Data Processing & Outsourcing Services                            2.4
Semiconductors                                                    2.4
Health Care Equipment                                             2.4
Environmental & Facilities Services                               2.3
Restaurants                                                       2.3
Home Entertainment Software                                       2.2
Specialty Stores                                                  2.0
Real Estate Management & Development                              1.8
Internet Software & Services                                      1.6
Advertising                                                       1.5
Tobacco                                                           1.5
Computer Storage & Peripherals                                    1.4
Motorcycle Manufacturers                                          1.4
Asset Management & Custody Banks                                  1.3
Gas Utilities                                                     1.3
Leisure Facilities                                                1.2
Semiconductor Equipment                                           1.2
Other Diversified Financial Services                              1.2
Construction Materials                                            1.1
Investment Banking & Brokerage                                    1.1
Apparel Retail                                                    1.0
Biotechnology                                                     1.0
Insurance Brokers                                                 1.0
Diversified Metals & Mining                                       1.0
Hypermarkets & Super Centers                                      0.9
Health Care Services                                              0.9
Hotels, Resorts & Cruise Lines                                    0.9
Health Care Distributors                                          0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
                                       (continued from previous page)
Property & Casualty                                               0.9
Leisure Products                                                  0.8
Internet Retail                                                   0.5
Electronic Equipment Manufacturers                                0.0
                                                                -----
Total Long Term Investments                                      97.8%
Short-Term Investments                                            2.2
Other Assets in Excess of Liabilities                             0.0
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/05 - 09/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  4/1/05           9/30/05       4/1/05-09/30/05
Class A
  Actual.....................................    $1,000.00        $1,145.06          $ 7.15
  Hypothetical...............................     1,000.00         1,018.37            6.73
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,140.90           11.22
  Hypothetical...............................     1,000.00         1,014.57           10.55
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,140.90           11.22
  Hypothetical...............................     1,000.00         1,014.57           10.55
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,019.58            1.37
  Hypothetical...............................     1,000.00         1,019.67            5.47
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, 2.09%, 2.09% and 1.08% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through September 30, 2005. These ratios reflect an expense waiver. The waiver was discontinued effective June 28, 2005.

Assumes all dividends and distributions were reinvested.
 8

INVESTMENT ADVISORY AGREEMENT APPROVAL

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  97.8%
ADVERTISING  1.5%
Lamar Advertising, Class A (a)..............................   243,303    $ 11,036,224
                                                                          ------------

AIR FREIGHT & LOGISTICS  5.1%
C.H. Robinson Worldwide, Inc. ..............................   297,375      19,067,685
Expeditors International Washington, Inc. ..................   322,275      18,298,774
                                                                          ------------
                                                                            37,366,459
                                                                          ------------
APPAREL RETAIL  1.0%
Chico's FAS, Inc. (a).......................................   210,200       7,735,360
                                                                          ------------

APPLICATION SOFTWARE  3.0%
Red Hat, Inc. (a)...........................................   494,675      10,482,163
Salesforce.com, Inc. (a)....................................   504,525      11,664,618
                                                                          ------------
                                                                            22,146,781
                                                                          ------------
ASSET MANAGEMENT & CUSTODY BANKS  1.3%
Calamos Asset Management, Inc., Class A.....................   391,495       9,662,097
                                                                          ------------

BIOTECHNOLOGY  1.0%
Techne Corp. (a)............................................   132,800       7,566,944
                                                                          ------------

CASINOS & GAMING  7.6%
International Game Technology...............................   781,050      21,088,350
Penn National Gaming, Inc. (a)..............................   256,000       7,964,160
Station Casinos, Inc. ......................................   234,300      15,548,148
Wynn Resorts, Ltd. (a)......................................   257,930      11,645,539
                                                                          ------------
                                                                            56,246,197
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.4%
Lexmark International, Inc., Class A (a)....................   169,400      10,341,870
                                                                          ------------

CONSTRUCTION MATERIALS  1.1%
Rinker Group, Inc.--ADR (Australia).........................   124,125       7,895,591
                                                                          ------------

DATA PROCESSING & OUTSOURCING SERVICES  2.4%
Iron Mountain, Inc. (a).....................................   488,104      17,913,417
                                                                          ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  4.5%
ChoicePoint, Inc. (a).......................................   159,275       6,875,902
Corporate Executive Board Co. ..............................   338,000      26,357,240
                                                                          ------------
                                                                            33,233,142
                                                                          ------------
DIVERSIFIED METALS & MINING  1.0%
Cameco Corp. (Canada).......................................   136,425       7,298,737
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
EDUCATION SERVICES  4.2%
Career Education Corp. (a)..................................   255,150    $  9,073,134
ITT Educational Services, Inc. (a)..........................   188,300       9,292,605
Strayer Education, Inc. ....................................   136,800      12,930,336
                                                                          ------------
                                                                            31,296,075
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.0%
Symbol Technologies, Inc. ..................................       996           8,615
                                                                          ------------

ENVIRONMENTAL & FACILITIES SERVICES  2.3%
Stericycle, Inc. (a)........................................   295,972      16,914,800
                                                                          ------------

GAS UTILITIES  1.3%
Questar Corp. ..............................................   107,900       9,508,148
                                                                          ------------

HEALTH CARE DISTRIBUTORS  0.9%
Patterson Co., Inc. (a).....................................   160,559       6,427,177
                                                                          ------------

HEALTH CARE EQUIPMENT  2.4%
Inamed Corp. (a)............................................   150,425      11,384,164
Kinetic Concepts, Inc. (a)..................................   109,867       6,240,446
                                                                          ------------
                                                                            17,624,610
                                                                          ------------
HEALTH CARE SERVICES  0.9%
DaVita, Inc. (a)............................................   148,300       6,832,181
                                                                          ------------

HEALTH CARE SUPPLIES  3.3%
Dade Behring Holdings, Inc. ................................   454,800      16,672,968
Gen-Probe, Inc. (a).........................................   157,750       7,800,737
                                                                          ------------
                                                                            24,473,705
                                                                          ------------
HOME ENTERTAINMENT SOFTWARE  2.2%
Activision, Inc. (a)........................................   553,000      11,308,850
Shanda Interactive Entertainment, Ltd.--ADR
  (Cayman Islands) (a)......................................   170,450       4,610,673
                                                                          ------------
                                                                            15,919,523
                                                                          ------------
HOMEBUILDING  3.3%
Desarrolladora Homex SA de CV--ADR (Mexico) (a).............   332,720      10,217,831
NVR, Inc. (a)...............................................    15,854      14,029,997
                                                                          ------------
                                                                            24,247,828
                                                                          ------------
HOTELS, RESORTS & CRUISE LINES  0.9%
Gaylord Entertainment Co. (a)...............................   140,025       6,672,191
                                                                          ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES  2.7%
Monster Worldwide, Inc. (a).................................   640,075      19,656,703
                                                                          ------------

HYPERMARKETS & SUPER CENTERS  0.9%
BJ's Wholesale Club, Inc. (a)...............................   253,500       7,047,300
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INSURANCE BROKERS  1.0%
Brown & Brown, Inc. ........................................   147,550    $  7,331,760
                                                                          ------------

INTERNET RETAIL  0.5%
Expedia, Inc. (a)...........................................   198,712       3,936,485
                                                                          ------------

INTERNET SOFTWARE & SERVICES  1.6%
Netease.com, Inc.--ADR (Cayman Islands) (a).................    79,425       7,149,044
SINA Corp. (Cayman Islands) (a).............................   158,000       4,345,000
                                                                          ------------
                                                                            11,494,044
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  1.1%
Ameritrade Holding Corp. (a)................................   367,175       7,886,919
                                                                          ------------

LEISURE FACILITIES  1.2%
International Speedway Corp., Class A.......................   169,725       8,905,471
                                                                          ------------

LEISURE PRODUCTS  0.8%
SCP Pool Corp. .............................................   177,125       6,186,976
                                                                          ------------

MOTORCYCLE MANUFACTURERS  1.4%
Harley-Davidson, Inc. ......................................   211,900      10,264,436
                                                                          ------------

OIL & GAS EXPLORATION & PRODUCTION  8.4%
Southwestern Energy Co. (a).................................   233,383      17,130,312
Ultra Petroleum Corp. (Canada) (a)..........................   793,237      45,119,321
                                                                          ------------
                                                                            62,249,633
                                                                          ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  1.2%
Brascan Corp., Class A (Canada).............................   183,000       8,527,800
                                                                          ------------

PROPERTY & CASUALTY  0.9%
White Mountains Insurance Group Ltd. (Bermuda)..............    10,505       6,345,020
                                                                          ------------

PUBLISHING  3.5%
Getty Images, Inc. (a)......................................   301,376      25,930,391
                                                                          ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  1.8%
CB Richard Ellis Group, Inc., Class A (a)...................   156,550       7,702,260
Saint Joe Co. ..............................................    90,816       5,671,459
                                                                          ------------
                                                                            13,373,719
                                                                          ------------
RESTAURANTS  2.3%
Cheesecake Factory, Inc. (a)................................   221,500       6,919,660
P.F. Chang's China Bistro, Inc. (a).........................   217,070       9,731,248
                                                                          ------------
                                                                            16,650,908
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  1.2%
Tessera Technologies, Inc. (a)..............................   294,675       8,813,729
                                                                          ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTORS  2.4%
Freescale Semiconductor, Inc., Class A (a)..................   270,875    $  6,341,184
Marvell Technology Group, Ltd. (Bermuda) (a)................   246,900      11,384,559
                                                                          ------------
                                                                            17,725,743
                                                                          ------------
SPECIALIZED FINANCE  2.7%
Chicago Mercantile Exchange Holdings, Inc. .................    58,595      19,764,094
                                                                          ------------

SPECIALTY STORES  2.0%
Tractor Supply Co. (a)......................................   193,732       8,843,866
Weight Watchers International, Inc. (a).....................   122,450       6,315,971
                                                                          ------------
                                                                            15,159,837
                                                                          ------------
TOBACCO  1.5%
Loews Corp.--Carolina Group.................................   277,500      10,997,325
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  6.1%
Crown Castle International Corp. (a)........................   727,179      17,910,419
NII Holdings, Inc. (a)......................................   325,055      27,450,895
                                                                          ------------
                                                                            45,361,314
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  97.8%
  (Cost $587,005,663)..................................................    721,977,279

REPURCHASE AGREEMENT  2.2%
State Street Bank & Trust Co. ($16,490,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of
3.65%, dated 09/30/05, to be sold on 10/03/05 at $16,495,016)
  (Cost $16,490,000)...................................................     16,490,000
                                                                          ------------

TOTAL INVESTMENTS  100.0%
  (Cost $603,495,663)..................................................    738,467,279
OTHER ASSETS IN EXCESS OF LIABILITIES  0.0%............................         74,295
                                                                          ------------

NET ASSETS  100.0%.....................................................   $738,541,574
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             15

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $603,495,663).......................  $738,467,279
Cash........................................................           373
Receivables:
  Fund Shares Sold..........................................     3,345,828
  Dividends.................................................        84,495
  Interest..................................................         1,672
Other.......................................................       139,806
                                                              ------------
    Total Assets............................................   742,039,453
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     2,044,085
  Distributor and Affiliates................................       590,363
  Investment Advisory Fee...................................       432,589
Accrued Expenses............................................       252,747
Trustees' Deferred Compensation and Retirement Plans........       178,095
                                                              ------------
    Total Liabilities.......................................     3,497,879
                                                              ------------
NET ASSETS..................................................  $738,541,574
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $634,070,948
Net Unrealized Appreciation.................................   134,971,697
Accumulated Net Investment Loss.............................    (3,627,403)
Accumulated Net Realized Loss...............................   (26,873,668)
                                                              ------------
NET ASSETS..................................................  $738,541,574
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $512,064,403 and 20,925,112 shares of
    beneficial interest issued and outstanding).............  $      24.47
    Maximum sales charge (5.75%* of offering price).........          1.49
                                                              ------------
    Maximum offering price to public........................  $      25.96
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $148,391,220 and 6,593,378 shares of
    beneficial interest issued and outstanding).............  $      22.51
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $53,876,524 and 2,393,804 shares of
    beneficial interest issued and outstanding).............  $      22.51
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $24,209,427 and 989,049 shares of
    beneficial interest issued and outstanding).............  $      24.48
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations

For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $12,338).....  $  1,307,848
Interest....................................................       282,781
                                                              ------------
    Total Income............................................     1,590,629
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,416,028
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and I of $573,537, $697,209, $237,384 and $0,
  respectively).............................................     1,508,130
Shareholder Services........................................       834,756
Legal.......................................................        42,018
Custody.....................................................        36,877
Trustees' Fees and Related Expenses.........................        11,012
Other.......................................................       230,543
                                                              ------------
    Total Expenses..........................................     5,079,364
    Investment Advisory Fee Reduction.......................        14,762
    Less Credits Earned on Cash Balances....................        11,561
                                                              ------------
    Net Expenses............................................     5,053,041
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (3,462,412)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 54,590,659
  Foreign Currency Transactions.............................          (148)
                                                              ------------
Net Realized Gain...........................................    54,590,511
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    97,242,106
  End of the Period:
    Investments.............................................   134,971,616
    Foreign Currency Translation............................            81
                                                              ------------
                                                               134,971,697
                                                              ------------
Net Unrealized Appreciation During the Period...............    37,729,591
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 92,320,102
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 88,857,690
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2005    MARCH 31, 2005
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................    $  (3,462,412)      $  (6,072,109)
Net Realized Gain.....................................       54,590,511          23,564,216
Net Unrealized Appreciation During the Period.........       37,729,591          39,253,971
                                                          -------------       -------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       88,857,690          56,746,078
                                                          -------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      150,019,756         300,798,881
Cost of Shares Repurchased............................     (111,718,667)       (142,317,488)
                                                          -------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       38,301,089         158,481,393
                                                          -------------       -------------
TOTAL INCREASE IN NET ASSETS..........................      127,158,779         215,227,471
NET ASSETS:
Beginning of the Period...............................      611,382,795         396,155,324
                                                          -------------       -------------
End of the Period (Including accumulated net
  investment loss of ($3,627,403) and ($164,991),
  respectively).......................................    $ 738,541,574       $ 611,382,795
                                                          =============       =============

 18                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                           YEAR ENDED MARCH 31,
CLASS A SHARES                     SEPT. 30,       --------------------------------------------------------
                                      2005          2005        2004        2003         2002        2001
                                   ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................        $21.37        $19.07      $13.89      $ 18.95      $18.60      $ 40.22
                                     ------        ------      ------      -------      ------      -------
  Net Investment Loss........          (.10)(a)      (.19)(a)    (.18)(a)     (.13)(a)    (.19)(a)     (.30)(a)
  Net Realized and Unrealized
    Gain/Loss................          3.20          2.49        5.36        (4.93)        .57       (13.82)
                                     ------        ------      ------      -------      ------      -------
Total from Investment
  Operations.................          3.10          2.30        5.18        (5.06)        .38       (14.12)
Less Distributions from Net
  Realized Gain..............           -0-           -0-         -0-          -0-         .03         7.50
                                     ------        ------      ------      -------      ------      -------
NET ASSET VALUE, END OF THE
  PERIOD.....................        $24.47        $21.37      $19.07      $ 13.89      $18.95      $ 18.60
                                     ======        ======      ======      =======      ======      =======

Total Return* (b)............        14.51%**      12.06%      37.29%      -26.70%       2.06%      -38.95%
Net Assets at End of the
  Period (In millions).......        $512.1        $429.2      $260.2      $ 190.7      $169.1      $  95.5
Ratio of Expenses to Average
  Net Assets*................         1.33%         1.40%       1.48%        1.54%       1.43%        1.33%
Ratio of Net Investment Loss
  to Average Net Assets*.....         (.84%)        (.93%)     (1.05%)       (.89%)     (1.02%)      (1.00%)
Portfolio Turnover...........           59%**         96%        268%         180%        127%         172%

*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets......         1.34%         1.41%         N/A          N/A         N/A          N/A
   Ratio of Net Investment
     Loss to Average Net
     Assets..................         (.85%)        (.94%)        N/A          N/A         N/A          N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within 18 months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rules 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                     MONTHS
                                     ENDED                           YEAR ENDED MARCH 31,
CLASS B SHARES                     SEPT. 30,       --------------------------------------------------------
                                      2005          2005        2004        2003         2002        2001
                                   ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................        $19.73        $17.74      $13.02      $ 17.90      $17.70      $ 39.06
                                     ------        ------      ------      -------      ------      -------
  Net Investment Loss........          (.17)(a)      (.31)(a)    (.29)(a)     (.24)(a)    (.31)(a)     (.52)(a)
  Net Realized and Unrealized
    Gain/Loss................          2.95          2.30        5.01        (4.64)        .54       (13.34)
                                     ------        ------      ------      -------      ------      -------
Total from Investment
  Operations.................          2.78          1.99        4.72        (4.88)        .23       (13.86)
Less Distributions from Net
  Realized Gain..............           -0-           -0-         -0-          -0-         .03         7.50
                                     ------        ------      ------      -------      ------      -------
NET ASSET VALUE, END OF THE
  PERIOD.....................        $22.51        $19.73      $17.74      $ 13.02      $17.90      $ 17.70
                                     ======        ======      ======      =======      ======      =======

Total Return*(b).............        14.09%**      11.22%      36.25%      -27.26%       1.32%      -39.49%
Net Assets at End of the
  Period (In millions).......        $148.4        $137.3      $107.7      $  81.1      $116.8      $  97.0
Ratio of Expenses to Average
  Net Assets*................         2.09%         2.15%       2.24%        2.27%       2.19%        2.10%
Ratio of Net Investment Loss
  to Average Net Assets*.....        (1.60%)       (1.68%)     (1.81%)      (1.63%)     (1.78%)      (1.77%)
Portfolio Turnover...........           59%**         96%        268%         180%        127%         172%

*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets......         2.10%         2.16%         N/A          N/A         N/A          N/A
   Ratio of Net Investment
     Loss to Average Net
     Assets..................        (1.61%)       (1.69%)        N/A          N/A         N/A          N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

N/A Not Applicable.

 20                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                           YEAR ENDED MARCH 31,
CLASS C SHARES                    SEPT. 30,       --------------------------------------------------------
                                     2005          2005        2004        2003         2002        2001
                                  ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............        $19.73        $17.74      $13.02      $ 17.89      $17.69      $ 39.01
                                    ------        ------      ------      -------      ------      -------
  Net Investment Loss.......          (.17)(a)      (.31)(a)    (.29)(a)     (.23)(a)    (.31)(a)     (.50)(a)
  Net Realized and
    Unrealized Gain/Loss....          2.95          2.30        5.01        (4.64)        .54       (13.32)
                                    ------        ------      ------      -------      ------      -------
Total from Investment
  Operations................          2.78          1.99        4.72        (4.87)        .23       (13.82)
Less Distributions from Net
  Realized Gain.............           -0-           -0-         -0-          -0-         .03         7.50
                                    ------        ------      ------      -------      ------      -------
NET ASSET VALUE, END OF THE
  PERIOD....................        $22.51        $19.73      $17.74      $ 13.02      $17.89      $ 17.69
                                    ======        ======      ======      =======      ======      =======

Total Return* (b)...........        14.09%**      11.22%      36.25%      -27.22%       1.32%      -39.43%
Net Assets at End of the
  Period (In millions)......        $ 53.9        $ 44.9      $ 28.2      $  21.5      $ 22.7      $  13.7
Ratio of Expenses to Average
  Net Assets*...............         2.09%         2.15%       2.24%        2.29%       2.19%        2.10%
Ratio of Net Investment Loss
  to Average Net Assets*....        (1.60%)       (1.68%)     (1.81%)      (1.62%)     (1.78%)      (1.77%)
Portfolio Turnover..........           59%**         96%        268%         180%        127%         172%

*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets.....         2.10%         2.16%         N/A          N/A         N/A          N/A
   Ratio of Net Investment
     Loss to Average Net
     Assets.................        (1.61%)       (1.69%)        N/A          N/A         N/A          N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               AUGUST 12, 2005
                                                               (COMMENCEMENT OF
CLASS I SHARES                                                  OPERATIONS) TO
                                                              SEPTEMBER 30, 2005
                                                              ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................        $24.02
                                                                    ------
  Net Investment Loss.......................................          (.02)(a)
  Net Realized and Unrealized Gain..........................           .48
                                                                    ------
Total from Investment Operations............................           .46
                                                                    ------
NET ASSET VALUE, END OF THE PERIOD..........................        $24.48
                                                                    ======

Total Return (b)............................................         1.92%*
Net Assets at End of the Period (In millions)...............        $ 24.2
Ratio of Expenses to Average Net Assets.....................         1.08%
Ratio of Net Investment Loss to Average Net Assets..........         (.57%)
Portfolio Turnover..........................................           59%*

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Mid Cap Growth Fund (the "Fund") is organized as a diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on December 27, 1995, with three classes of common shares, Class A, Class B and Class C. The distribution of the Fund's Class I Shares commenced on August 12, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $80,640,521 which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$38,115,253.................................................  March 31, 2009
 19,534,358.................................................  March 31, 2010
 22,990,910.................................................  March 31, 2011

    At September 30, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $604,302,107
                                                              ============
Gross tax unrealized appreciation...........................  $149,604,506
Gross tax unrealized depreciation...........................   (15,439,334)
                                                              ------------
Net tax unrealized appreciation on investments..............  $134,165,172
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2005, the Fund's custody fee was reduced by $11,561 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the period April 1, 2005 to June 27, 2005, the Adviser waived $14,762 of its investment advisory fee. This represents .01% of its average net assets for the period. This waiver is voluntary in nature and effective June 28, 2005, the waiver was discontinued.

    For the six months ended September 30, 2005, the Fund recognized expenses of approximately $10,500 representing legal services provided by Skadden, Arps, Slate,

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $61,800 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $721,300 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $105,355 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc., (Morgan Stanley) an affiliate of Van Kampen, totaling $3,234.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At September 30, 2005, capital aggregated $426,355,483, $137,369,152,
$46,596,417 and $23,749,896 for Classes A, B, C and I, respectively. For the six months ended September 30, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   4,557,669    $ 103,835,509
  Class B...................................................     644,904       13,519,574
  Class C...................................................     382,627        8,118,706
  Class I...................................................   1,022,435       24,545,967
                                                              ----------    -------------
Total Sales.................................................   6,607,635    $ 150,019,756
                                                              ==========    =============
Repurchases:
  Class A...................................................  (3,712,158)   $ (84,788,862)
  Class B...................................................  (1,009,742)     (20,716,501)
  Class C...................................................    (263,102)      (5,417,233)
  Class I...................................................     (33,386)        (796,071)
                                                              ----------    -------------
Total Repurchases...........................................  (5,018,388)   $(111,718,667)
                                                              ==========    =============

    At March 31, 2005, capital aggregated $407,308,836, $144,566,079 and
$43,894,944 for Classes A, B and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................  10,527,292    $ 212,584,114
  Class B...................................................   3,472,226       63,928,178
  Class C...................................................   1,314,162       24,286,589
                                                              ----------    -------------
Total Sales.................................................  15,313,680    $ 300,798,881
                                                              ==========    =============
Repurchases:
  Class A...................................................  (4,092,711)   $ (81,496,251)
  Class B...................................................  (2,585,187)     (49,129,280)
  Class C...................................................    (631,267)     (11,691,957)
                                                              ----------    -------------
Total Repurchases...........................................  (7,309,165)   $(142,317,488)
                                                              ==========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2005 and the year ended March 31, 2005, 230,786 and 1,051,135 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A and repurchases of Class B shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $243,400 and CDSC on redeemed shares of approximately $127,700. Sales charges do not represent expenses of the Fund.

    On June 25, 2004, the Fund acquired all of the assets and liabilities of the former Van Kampen Mid Cap Growth ("Mid Cap Growth") Fund through a tax free reorganization approved by Mid Cap Growth shareholders on June 23, 2004. The Fund issued 1,796,405, 2,017,431 and 549,701 shares of Classes A, B and C valued at $35,155,638, $36,676,900 and $9,993,563, respectively, in exchange for Mid
Cap Growth's net assets. The shares of Mid Cap Growth were converted into Fund shares at a ratio of .427 to 1, .445 to 1 and .446 to 1 for Classes A, B and C, respectively. Included in these net asses was a capital loss carryforward of $60,539,261 of which $29,352,212 can be utilized due to limitations stipulated in Section 382 of the Internal Revenue Code. Also included in those net assets were deferred compensation of $29,352 and the deferral of losses related to wash sales transactions of $144,229. Net unrealized appreciation on Mid Cap Growth as of June 25, 2004 was $8,808,940. Shares issued in connection with this reorganization are included in the proceeds from shares sold for the year ended March 31, 2005. Combined net assets on the day of reorganization were $502,458,843.

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended September 30, 2005, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $418,997,374 and $381,247,665, respectively.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares and Class I Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares and Class I Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,262,000 and $39,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2005, are payments retained by Van Kampen of approximately $583,800 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $173,900.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MID CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 30

  VAN KAMPEN MID CAP GROWTH FUND

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  VAN KAMPEN MID CAP GROWTH FUND

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  VAN KAMPEN MID CAP GROWTH FUND

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  86, 186, 286
                                                                  GF SAR 11/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02778P-Y09/05

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/05

                                A SHARES               B SHARES               C SHARES
                                11/27/00               11/27/00               11/27/00
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             -2.04%      -3.23%     -2.74%      -3.05%     -2.74%      -2.74%

1-year                      26.40       19.08      25.39       20.39      25.57       24.57

6-month                     13.41        6.85      12.92        7.92      13.07       12.07
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's return would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 2000 Growth Index is generally representative of the U.S. market for small capitalization stocks. It contains securities that growth managers typically select from the Russell 2000 Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper, Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

Van Kampen Small Cap Growth Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the Adviser; Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

The six-month period reflected a somewhat improved environment for growth-style investors. At times, a combination of both macro and micro factors did roil the stock market. High oil prices and rising interest rates pervaded investor sentiment, as these factors were expected to slow consumer spending and squeeze corporate profit margins, possibly suppressing economic growth. In May, troubles at auto-industry bellwethers cast a new shadow over the entire market. Hurricanes Katrina and Rita significantly damaged the United States' energy infrastructure, leading to a sharp spike in energy prices. This rise further intensified investor uncertainty regarding the impact of high energy prices on consumer spending and inflation. While consumer spending data did begin to show some cracks in the final month of the reporting period, the full extent of the hurricanes' aftermath on the economy remains to be seen.

The stock market's advances during the period given these considerable challenges evidenced the market's resilience and improved investor confidence. With notable exceptions, of course, earnings generally have surpassed or been on target with expectations. Balance sheets have been strong and harbor sizeable cash stockpiles that bode well for corporate spending and stock buybacks. Initial public offerings and increased merger-and-acquisition activity further bolstered interest in stock investing. The performance gap between value stocks and growth stocks continued to narrow, suggesting that investors may be ready to renew their focus on areas of the market with higher potential growth prospects.

Against this backdrop, the energy, health care, and information technology sectors were the strong performing groups within the fund's benchmark, the Russell 2000 Growth Index. Small-cap stocks, in which the fund largely invests, and mid-cap stocks outperformed large-cap stocks during the six-month period.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 13.41 percent for the six months ended September 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 2000 Growth Index, returned 10.02 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

-------------------------------------------------------
                                       RUSSELL
                                       2000(R)
      CLASS A   CLASS B   CLASS C   GROWTH INDEX

      13.41%    12.92%    13.07%       10.02%
-------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The fund's energy stocks generated the most significant outperformance relative to the Russell 2000 Growth Index. The damage caused by the Gulf hurricanes negatively impacted oil refining and natural gas production. This sudden capacity "shut in" exacerbated an ongoing shortage in production capacity and--together with growing global demand for oil and natural gas products--intensified the considerable supply-demand imbalance and caused spiking commodity prices. In turn, the rising commodity prices continued to fuel huge expansion in energy companies' profit margins. We took the opportunity to selectively lock in gains and reduce the fund's exposure to energy stocks, although the fund still maintained an overweight relative to the Russell 2000 Growth Index at the end of the reporting period.

Industrials stocks also generated positive results for the fund. Within this sector, a variety of businesses benefited from company-specific events, mostly stemming from the economy's ongoing growth. Another particularly strong theme was companies that provide alternative energy sources, as the hurricanes dampened sentiment for traditional energy-related businesses. Strong stock selection in financials and consumer discretionary rounded out the portfolio's notable contributors. Within financials, an array of alternative finance providers did well. In consumer discretionary--a sector increasingly perceived as risky--our investment discipline led us to some retailers with what we believed to be high growth potential that outperformed the broader retail category.

The portfolio had few negative influences during the period. Health care generated mixed results for the fund as our strong stock selection was overwhelmed by the fund's underweight relative to the Russell 2000 Growth Index. Biotechnology and medical device stocks led the index's health care sector, and the fund's limited exposure prevented the fund from fully enjoying those gains. However, finding small-cap health care stocks that met our strict criteria was challenging.

Although we still consider the long-term prospects for small-cap growth stocks favorable, we temper our view with caution. In the near term, we are keeping a watchful eye on the potential for higher than expected inflation and a prolonged monetary tightening cycle--two possible products of this extended period of high energy prices. In addition, small-cap stocks' leadership may be abating somewhat in the coming months, as is historically typical when the economy moves beyond the middle phase of a growth cycle. Nonetheless, we continue to seek companies with accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations. Corporations appear to have become more confident about spending cash surpluses to buy back shares of stock, increase capital investment or complete mergers. In addition, we believe valuations of growth stocks have become particularly attractive, presenting an environment where companies with higher than average growth prospects may be more likely to outperform the overall market. Against this backdrop, we believe that our investment style is well positioned to exploit emerging opportunities.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 9/30/05
Energy Conversion Devices, Inc.                                   1.3%
Mentor Corp.                                                      1.3
SS&C Technologies, Inc.                                           1.2
Cerner Corp.                                                      1.1
Comtech Telecommunications Corp.                                  1.1
VistaPrint, Ltd.                                                  1.0
NeuStar, Inc., Class A                                            1.0
ADTRAN, Inc.                                                      1.0
UNOVA, Inc.                                                       1.0
Ventiv Health, Inc.                                               1.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
Application Software                                              5.9%
Oil & Gas Exploration & Production                                5.4
Health Care Services                                              4.6
Biotechnology                                                     4.4
Communications Equipment                                          3.7
Oil & Gas Equipment & Services                                    3.6
Apparel, Accessories & Luxury Goods                               3.6
Aerospace & Defense                                               3.6
Health Care Equipment                                             3.4
Pharmaceuticals                                                   3.2
Human Resources & Employment Services                             2.9
Internet Software & Services                                      2.8
Apparel Retail                                                    2.5
Computer Storage & Peripherals                                    2.4
Semiconductors                                                    2.3
Electrical Components & Equipment                                 2.1
Industrial Machinery                                              2.0
Consumer Finance                                                  1.9
Internet Retail                                                   1.9
Electronic Equipment Manufacturers                                1.9
Systems Software                                                  1.8
Health Care Facilities                                            1.8
Construction Materials                                            1.7
Diversified Commercial & Professional Services                    1.4
Construction Machinery                                            1.3
Property & Casualty                                               1.3
Oil & Gas Drilling                                                1.3
Casinos & Gaming                                                  1.2
Oil & Gas Refining & Marketing                                    1.1
Investment Banking & Brokerage                                    1.1
Integrated Telecommunication Services                             1.0
Computer Hardware                                                 1.0
IT Consulting & Other Services                                    1.0
Homebuilding                                                      1.0
Industrial Conglomerates                                          1.0
Packaged Foods & Meats                                            0.9
Catalog Retail                                                    0.9
Trucking                                                          0.9
Building Products                                                 0.9
Semiconductor Equipment                                           0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
                                       (continued from previous page)
Hotels, Resorts & Cruise Lines                                    0.8
Trading Companies & Distributors                                  0.8
Health Care Supplies                                              0.7
Food Distributors                                                 0.7
Distributors                                                      0.6
Commercial Printing                                               0.6
Personal Products                                                 0.6
Diversified Chemicals                                             0.6
Environmental & Facilities Services                               0.6
Data Processing & Outsourcing Services                            0.5
Computer & Electronics Retail                                     0.4
Airlines                                                          0.3
Auto Parts & Equipment                                            0.3
Advertising                                                       0.3
Education Services                                                0.0
                                                                -----
Total Long-Term Investments                                      95.4%
Short-Term Investments                                            3.9
Other Assets in Excess of Liabilities                             0.7
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Holdings are as a percentage of net assets. Summary of investments by industry classification are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/05 - 09/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING         ENDING           EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*
                                           -----------------------------------------------------
                                             04/01/05         09/30/05       04/01/05 - 09/30/05
Class A
  Actual.................................    $1,000.00        $1,134.09            $ 8.56
  Hypothetical...........................     1,000.00         1,017.07              8.09
  (5% annual return before expenses)
Class B
  Actual.................................     1,000.00         1,129.20             12.54
  Hypothetical...........................     1,000.00         1,013.27             11.86
  (5% annual return before expenses)
Class C
  Actual.................................     1,000.00         1,130.66             12.55
  Hypothetical...........................     1,000.00         1,013.27             11.86
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.35%, and 2.35% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  95.4%
ADVERTISING  0.3%
Valassis Communications, Inc. (a)...........................    10,000    $    389,800
                                                                          ------------

AEROSPACE & DEFENSE  3.6%
Armor Holdings, Inc. (a)....................................    25,000       1,075,250
Aviall, Inc. (a)............................................    45,000       1,520,100
Ceradyne, Inc. (a)..........................................    35,000       1,283,800
EDO Corp. ..................................................    30,000         900,900
Teledyne Technologies, Inc. (a).............................    20,000         689,400
                                                                          ------------
                                                                             5,469,450
                                                                          ------------
AIRLINES  0.3%
World Air Holdings, Inc. (a)................................    50,000         530,000
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  3.6%
Carter's, Inc. (a)..........................................    20,000       1,136,000
Cherokee, Inc. .............................................    10,000         349,800
Gildan Activewear, Inc. (Canada) (a)........................    35,000       1,338,050
Oxford Industries, Inc. ....................................    20,000         902,400
Phillips-Van Heusen Corp. ..................................    30,000         930,600
True Religion Apparel, Inc. (a).............................    50,000         832,000
                                                                          ------------
                                                                             5,488,850
                                                                          ------------
APPAREL RETAIL  2.5%
Genesco, Inc. (a)...........................................    20,000         744,800
Guess?, Inc. (a)............................................    50,000       1,071,500
Jos. A. Bank Clothiers, Inc. (a)............................    25,000       1,080,500
The Men's Wearhouse, Inc. (a)...............................    35,000         934,500
                                                                          ------------
                                                                             3,831,300
                                                                          ------------
APPLICATION SOFTWARE  5.9%
Ansoft Corp. (a)............................................    30,000         873,000
Ansys, Inc. (a).............................................    30,000       1,154,700
Blackbaud, Inc. ............................................    45,000         637,650
Blackboard, Inc. (a)........................................    35,000         875,350
Captiva Software Corp. (a)..................................    50,000         898,000
Fair Isaac Corp. ...........................................    25,000       1,120,000
Parametric Technology Corp. (a).............................   100,000         697,000
SS&C Technologies, Inc. ....................................    50,000       1,832,000
Transaction Systems Architects, Inc., Class A (a)...........    35,000         974,750
                                                                          ------------
                                                                             9,062,450
                                                                          ------------
AUTO PARTS & EQUIPMENT  0.3%
Tenneco Automotive, Inc. (a)................................    25,000         437,750
                                                                          ------------

BIOTECHNOLOGY  4.4%
Amylin Pharmaceuticals, Inc. (a)............................    25,000         869,750
Encysive Pharmaceuticals, Inc. (a)..........................    60,000         706,800

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
BIOTECHNOLOGY (CONTINUED)
Neurocrine Biosciences, Inc. (a)............................    25,000    $  1,229,750
Protein Design Labs, Inc. (a)...............................    35,000         980,000
Rigel Pharmaceuticals, Inc. (a).............................    35,000         831,950
United Therapeutics Corp. (a)...............................    20,000       1,396,000
ViroPharma, Inc. (a)........................................    35,000         728,000
                                                                          ------------
                                                                             6,742,250
                                                                          ------------
BUILDING PRODUCTS  0.9%
USG Corp. (a)...............................................    20,000       1,374,400
                                                                          ------------

CASINOS & GAMING  1.2%
Penn National Gaming, Inc. (a)..............................    25,000         777,750
Station Casinos, Inc. ......................................    10,000         663,600
Youbet.com, Inc. (a)........................................    65,000         372,450
                                                                          ------------
                                                                             1,813,800
                                                                          ------------
CATALOG RETAIL  0.9%
Coldwater Creek, Inc. (a)...................................    40,000       1,008,800
PetMed Express, Inc. (a)....................................    40,000         414,400
                                                                          ------------
                                                                             1,423,200
                                                                          ------------
COMMERCIAL PRINTING  0.6%
John H. Harland Co. ........................................    20,000         888,000
                                                                          ------------

COMMUNICATIONS EQUIPMENT  3.7%
ADTRAN, Inc. ...............................................    50,000       1,575,000
CommScope, Inc. (a).........................................    50,000         867,000
Comtech Telecommunications Corp. (a)........................    40,000       1,658,800
NETGEAR, Inc. (a)...........................................    50,000       1,203,000
Radyne Corp. (a)............................................    40,000         424,400
                                                                          ------------
                                                                             5,728,200
                                                                          ------------
COMPUTER & ELECTRONICS RETAIL  0.4%
GameStop Corp., Class B (a).................................    22,500         638,775
                                                                          ------------

COMPUTER HARDWARE  1.0%
Intergraph Corp. (a)........................................    35,000       1,564,850
                                                                          ------------

COMPUTER STORAGE & PERIPHERALS  2.4%
Emulex Corp. (a)............................................    50,000       1,010,500
Komag, Inc. (a).............................................    35,000       1,118,600
UNOVA, Inc. (a).............................................    45,000       1,574,100
                                                                          ------------
                                                                             3,703,200
                                                                          ------------
CONSTRUCTION MACHINERY  1.3%
Commercial Vehicle Group, Inc. (a)..........................    35,000         732,900
Oshkosh Truck Corp. ........................................    30,000       1,294,800
                                                                          ------------
                                                                             2,027,700
                                                                          ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS  1.7%
Eagle Materials, Inc. ......................................    12,500    $  1,517,125
Headwaters, Inc. (a)........................................    30,000       1,122,000
                                                                          ------------
                                                                             2,639,125
                                                                          ------------

CONSUMER FINANCE  1.9%
ASTA Funding, Inc. .........................................    25,000         759,000
CompuCredit Corp. (a).......................................    35,000       1,554,700
WFS Financial, Inc. (a).....................................    10,000         671,900
                                                                          ------------
                                                                             2,985,600
                                                                          ------------
DATA PROCESSING & OUTSOURCING SERVICES  0.5%
Global Payments, Inc. ......................................    10,000         777,200
                                                                          ------------

DISTRIBUTORS  0.6%
Building Materials Holding Corp. ...........................    10,000         931,900
                                                                          ------------

DIVERSIFIED CHEMICALS  0.6%
FMC Corp. (a)...............................................    15,000         858,300
                                                                          ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  1.4%
Copart, Inc. (a)............................................    30,000         716,100
Huron Consulting Group, Inc. (a)............................    30,000         804,600
West Corp. (a)..............................................    17,500         654,325
                                                                          ------------
                                                                             2,175,025
                                                                          ------------
EDUCATION SERVICES  0.0%
Apollo Group, Inc., Class A (a).............................         1              66
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  2.1%
Energy Conversion Devices, Inc. (a).........................    45,000       2,019,600
General Cable Corp. (a).....................................    50,000         840,000
Lamson & Sessions Co. (a)...................................    20,000         366,400
                                                                          ------------
                                                                             3,226,000
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.9%
Fargo Electronics (a).......................................    25,000         436,750
FLIR Systems, Inc. (a)......................................    50,000       1,479,000
MTS Systems Corp. ..........................................    25,000         944,250
                                                                          ------------
                                                                             2,860,000
                                                                          ------------
ENVIRONMENTAL & FACILITIES SERVICES  0.6%
Clean Harbors, Inc. (a).....................................    25,000         848,750
                                                                          ------------

FOOD DISTRIBUTORS  0.7%
Central European Distribution Corp. (a).....................    25,000       1,064,750
                                                                          ------------

HEALTH CARE EQUIPMENT  3.4%
Conceptus, Inc. (a).........................................    50,000         580,000
Mentor Corp. ...............................................    35,000       1,925,350
Palomar Medical Technologies, Inc. (a)......................    35,000         918,050

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT (CONTINUED)
Somanetics Corp. (a)........................................    30,000    $    750,000
Syneron Medical, Ltd. (Israel) (a)..........................    30,000       1,096,200
                                                                          ------------
                                                                             5,269,600
                                                                          ------------
HEALTH CARE FACILITIES  1.8%
American Retirement Corp. (a)...............................    45,000         847,350
LCA Vision, Inc. ...........................................    40,000       1,484,800
US Physical Therapy, Inc. (a)...............................    20,000         363,200
                                                                          ------------
                                                                             2,695,350
                                                                          ------------
HEALTH CARE SERVICES  4.6%
Amedisys, Inc. (a)..........................................    30,000       1,170,000
Cerner Corp. (a)............................................    20,000       1,738,600
Computer Programs & Systems, Inc. ..........................    10,000         345,400
Omnicare, Inc. .............................................    25,000       1,405,750
Pharmaceutical Product Development, Inc. ...................    15,000         862,650
Ventiv Health, Inc. (a).....................................    60,000       1,572,600
                                                                          ------------
                                                                             7,095,000
                                                                          ------------
HEALTH CARE SUPPLIES  0.7%
LifeCell Corp. (a)..........................................    50,000       1,081,500
                                                                          ------------

HOMEBUILDING  1.0%
Meritage Homes Corp. (a)....................................    10,000         766,600
WCI Communities, Inc. (a)...................................    25,000         709,250
                                                                          ------------
                                                                             1,475,850
                                                                          ------------
HOTELS, RESORTS & CRUISE LINES  0.8%
Ctrip.com International, Ltd.--ADR (Cayman Islands).........    20,000       1,281,600
                                                                          ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES  2.9%
Administaff, Inc. ..........................................    30,000       1,192,200
Barrett Business Services, Inc. (a).........................    30,000         685,500
Labor Ready, Inc. (a).......................................    55,000       1,410,750
Resources Connection, Inc. (a)..............................    40,000       1,185,200
                                                                          ------------
                                                                             4,473,650
                                                                          ------------
INDUSTRIAL CONGLOMERATES  1.0%
Walter Industries, Inc. ....................................    30,000       1,467,600
                                                                          ------------

INDUSTRIAL MACHINERY  2.0%
Badger Meter, Inc. .........................................    10,000         393,400
Columbus McKinnon Corp. (a).................................    25,000         591,500
Middleby Corp. (a)..........................................    15,000       1,087,500
Timken Co. .................................................    35,000       1,037,050
                                                                          ------------
                                                                             3,109,450
                                                                          ------------
INTEGRATED TELECOMMUNICATION SERVICES  1.0%
NeuStar, Inc., Class A (a)..................................    50,000       1,599,500
                                                                          ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INTERNET RETAIL  1.9%
Nutri/System, Inc. (a)......................................    55,000    $  1,376,100
VistaPrint, Ltd. (Bermuda) (a)..............................   105,100       1,602,775
                                                                          ------------
                                                                             2,978,875
                                                                          ------------
INTERNET SOFTWARE & SERVICES  2.8%
aQuantive, Inc. (a).........................................    50,000       1,006,500
Digital River, Inc. (a).....................................    25,000         871,250
NetEase.com, Inc.--ADR (Cayman Islands) (a).................    15,000       1,350,150
Perficient, Inc. (a)........................................    50,000         413,500
ValueClick, Inc. (a)........................................    35,000         598,150
                                                                          ------------
                                                                             4,239,550
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  1.1%
Greenhill & Co., Inc. ......................................    17,500         729,575
optionsXpress Holdings, Inc. ...............................    50,000         952,000
                                                                          ------------
                                                                             1,681,575
                                                                          ------------
IT CONSULTING & OTHER SERVICES  1.0%
Covansys Corp. (a)..........................................    50,000         798,000
SRA International, Inc., Class A (a)........................    20,000         709,600
                                                                          ------------
                                                                             1,507,600
                                                                          ------------
OIL & GAS DRILLING  1.3%
Grey Wolf, Inc. (a).........................................   100,000         843,000
Unit Corp. (a)..............................................    20,000       1,105,600
                                                                          ------------
                                                                             1,948,600
                                                                          ------------
OIL & GAS EQUIPMENT & SERVICES  3.6%
Cal Dive International, Inc. (a)............................    20,000       1,268,200
Lone Star Technologies, Inc. (a)............................    15,000         833,850
NS Group, Inc. (a)..........................................    20,000         785,000
Oil States International, Inc. (a)..........................    40,000       1,452,400
Superior Energy Services, Inc. (a)..........................    50,000       1,154,500
                                                                          ------------
                                                                             5,493,950
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  5.4%
Berry Petroleum Co., Class A................................    15,000       1,000,350
Cabot Oil & Gas Corp. ......................................    30,000       1,515,300
Energy Partners, Ltd. (a)...................................    30,000         936,600
KCS Energy, Inc. (a)........................................    45,000       1,238,850
Remington Oil & Gas Corp. (a)...............................    20,000         830,000

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
St. Mary Land & Exploration Co. ............................    25,000    $    915,000
Swift Energy Co. (a)........................................    20,000         915,000
Vintage Petroleum, Inc. ....................................    20,000         913,200
                                                                          ------------
                                                                             8,264,300
                                                                          ------------
OIL & GAS REFINING & MARKETING  1.1%
Frontier Oil Corp. .........................................    20,000         887,000
Holly Corp. ................................................    12,500         799,750
                                                                          ------------
                                                                             1,686,750
                                                                          ------------
PACKAGED FOODS & MEATS  0.9%
Pilgrim's Pride Corp. ......................................    40,000       1,456,000
                                                                          ------------

PERSONAL PRODUCTS  0.6%
Parlux Fragrances, Inc. (a).................................    30,000         874,200
                                                                          ------------

PHARMACEUTICALS  3.2%
CNS, Inc. ..................................................    25,000         651,750
Kos Pharmaceuticals, Inc. (a)...............................    15,000       1,003,950
Medicis Pharmaceutical Corp., Class A.......................    45,000       1,465,200
New River Pharmaceuticals, Inc. (a).........................    20,000         958,800
Salix Pharmaceuticals, Ltd. (a).............................    40,000         850,000
                                                                          ------------
                                                                             4,929,700
                                                                          ------------
PROPERTY & CASUALTY  1.3%
ProAssurance Corp. (a)......................................    25,000       1,166,750
State Auto Financial Corp. .................................    25,000         791,000
                                                                          ------------
                                                                             1,957,750
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  0.9%
Tessera Technologies, Inc. (a)..............................    45,000       1,345,950
                                                                          ------------

SEMICONDUCTORS  2.3%
Cypress Semiconductor Corp. (a).............................    50,000         752,500
PortalPlayer, Inc. (a)......................................    45,000       1,234,350
RF Micro Devices, Inc. (a)..................................   100,000         565,000
SiRF Technology Holdings, Inc. (a)..........................    35,000       1,054,550
                                                                          ------------
                                                                             3,606,400
                                                                          ------------
SYSTEMS SOFTWARE  1.8%
Progress Software Corp. (a).................................    35,000       1,111,950
Quality Systems, Inc. ......................................    15,000       1,036,350
Secure Computing Corp. (a)..................................    50,000         567,500
                                                                          ------------
                                                                             2,715,800
                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS  0.8%
GATX Corp. .................................................    30,000       1,186,500
                                                                          ------------

TRUCKING  0.9%
Landstar System, Inc. ......................................    35,000       1,401,050
                                                                          ------------

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  95.4%
(Cost $124,820,805)....................................................   $146,304,341

REPURCHASE AGREEMENT  3.9%
State Street Bank & Trust Co. ($6,019,000 par collateralized by U.S. Government obligations in a pooled cash account,
  interest rate of 3.65%, dated 09/30/05, to be sold on
  10/03/05 at $6,020,831)
  (Cost $6,019,000).........................................                 6,019,000
                                                                          ------------

TOTAL INVESTMENTS  99.3%
  (Cost $130,839,805)..................................................    152,323,341
OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%............................      1,078,615
                                                                          ------------

NET ASSETS  100.0%.....................................................   $153,401,956
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $130,839,805).......................  $152,323,341
Cash........................................................           960
Receivables:
  Investments Sold..........................................     7,007,663
  Fund Shares Sold..........................................       573,103
  Dividends.................................................        17,581
  Interest..................................................           610
Other.......................................................        35,807
                                                              ------------
    Total Assets............................................   159,959,065
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,940,561
  Fund Shares Repurchased...................................       216,526
  Distributor and Affiliates................................       125,464
  Investment Advisory Fee...................................       100,045
Accrued Expenses............................................       107,615
Trustees' Deferred Compensation and Retirement Plans........        66,898
                                                              ------------
    Total Liabilities.......................................     6,557,109
                                                              ------------
NET ASSETS..................................................  $153,401,956
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $160,054,030
Net Unrealized Appreciation.................................    21,483,536
Accumulated Net Investment Loss.............................    (1,045,571)
Accumulated Net Realized Loss...............................   (27,090,039)
                                                              ------------
NET ASSETS..................................................  $153,401,956
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $84,760,291 and 9,363,068 shares of
    beneficial interest issued and outstanding).............  $       9.05
    Maximum sales charge (5.75%* of offering price).........           .55
                                                              ------------
    Maximum offering price to public........................  $       9.60
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $49,095,837 and 5,615,947 shares of
    beneficial interest issued and outstanding).............  $       8.74
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,545,828 and 2,237,547 shares of
    beneficial interest issued and outstanding).............  $       8.74
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $150)........  $   195,842
Interest....................................................       94,349
                                                              -----------
    Total Income............................................      290,191
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      524,868
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $85,152, $228,220 and $85,707,
  respectively).............................................      399,079
Shareholder Services........................................      215,308
Legal.......................................................       28,930
Custody.....................................................       18,625
Trustees' Fees and Related Expenses.........................       10,132
Other.......................................................      123,616
                                                              -----------
    Total Expenses..........................................    1,320,558
    Investment Advisory Fee Reduction.......................       32,605
    Less Credits Earned on Cash Balances....................        3,159
                                                              -----------
    Net Expenses............................................    1,284,794
                                                              -----------
NET INVESTMENT LOSS.........................................  $  (994,603)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 6,139,410
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    9,456,969
  End of the Period.........................................   21,483,536
                                                              -----------
Net Unrealized Appreciation During the Period...............   12,026,567
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $18,165,977
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $17,171,374
                                                              ===========

See Notes to Financial Statements                                             21

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2005    MARCH 31, 2005
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................     $   (994,603)       $ (1,649,371)
Net Realized Gain.....................................        6,139,410          14,861,176
Net Unrealized Appreciation/Depreciation During the
  Period..............................................       12,026,567          (2,433,032)
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       17,171,374          10,778,773
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       38,474,671          40,539,254
Cost of Shares Repurchased............................      (19,478,411)        (42,445,020)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       18,996,260          (1,905,766)
                                                           ------------        ------------
TOTAL INCREASE IN NET ASSETS..........................       36,167,634           8,873,007
NET ASSETS:
Beginning of the Period...............................      117,234,322         108,361,315
                                                           ------------        ------------
End of the Period (Including accumulated net
  investment loss of $1,045,571 and $50,968,
  respectively).......................................     $153,401,956        $117,234,322
                                                           ============        ============

 22                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                           NOVEMBER 27,
                                                                                               2000
                           SIX MONTHS                                                     (COMMENCEMENT
                             ENDED                  YEAR ENDED MARCH 31,                  OF OPERATIONS)
CLASS A SHARES             SEPT. 30,    --------------------------------------------       TO MARCH 31,
                              2005       2005        2004        2003         2002             2001
                           -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........   $ 7.98     $ 7.11      $ 4.73      $  6.32      $  7.40         $ 10.00
                             ------     ------      ------      -------      -------         -------
  Net Investment Loss.....     (.05)(a)   (.09)(a)    (.08)(a)     (.06)(a)     (.09)           (.04)
  Net Realized and
    Unrealized
    Gain/Loss.............     1.12        .96        2.46        (1.53)        (.99)          (2.56)
                             ------     ------      ------      -------      -------         -------
Total from Investment
  Operations..............     1.07        .87        2.38        (1.59)       (1.08)          (2.60)
                             ------     ------      ------      -------      -------         -------
NET ASSET VALUE, END OF
  THE PERIOD..............   $ 9.05     $ 7.98      $ 7.11      $  4.73      $  6.32         $  7.40
                             ======     ======      ======      =======      =======         =======

Total Return* (b).........   13.41%**   12.08%      50.53%      -25.16%      -14.59%         -26.00%**
Net Assets at End of the
  Period (In millions)....   $ 84.8     $ 57.2      $ 47.2      $  23.7      $  41.4         $  43.0
Ratio of Expenses to
  Average Net Assets*
  (c).....................    1.60%      1.60%       1.60%        1.60%        1.60%           1.66%
Ratio of Net Investment
  Loss to Average Net
  Assets*.................   (1.15%)    (1.15%)     (1.30%)      (1.20%)      (1.31%)         (1.06%)
Portfolio Turnover........     147%**     281%        332%         232%         358%            132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets
     (c)..................    1.65%      1.74%       1.77%        1.79%        1.72%           1.96%
   Ratio of Net Investment
     Loss to Average Net
     Assets...............   (1.20%)    (1.29%)     (1.47%)      (1.39%)      (1.43%)         (1.36%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

See Notes to Financial Statements                                             23

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                           NOVEMBER 27,
                                                                                               2000
                           SIX MONTHS                                                     (COMMENCEMENT
                             ENDED                  YEAR ENDED MARCH 31,                  OF OPERATIONS)
CLASS B SHARES             SEPT. 30,    --------------------------------------------       TO MARCH 31,
                              2005       2005        2004        2003         2002             2001
                           -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........   $ 7.74     $ 6.95      $ 4.65      $  6.26      $  7.38         $ 10.00
                             ------     ------      ------      -------      -------         -------
  Net Investment Loss.....     (.08)(a)   (.14)(a)    (.13)(a)     (.10)(a)     (.12)           (.04)
  Net Realized and
    Unrealized
    Gain/Loss.............     1.08        .93        2.43        (1.51)       (1.00)          (2.58)
                             ------     ------      ------      -------      -------         -------
Total from Investment
  Operations..............     1.00        .79        2.30        (1.61)       (1.12)          (2.62)
                             ------     ------      ------      -------      -------         -------
NET ASSET VALUE, END OF
  THE PERIOD..............   $ 8.74     $ 7.74      $ 6.95      $  4.65      $  6.26         $  7.38
                             ======     ======      ======      =======      =======         =======

Total Return* (b).........   12.92%**   11.37%      49.46%      -25.60%      -15.31%         -26.20%**
Net Assets at End of the
  Period (In millions)....   $ 49.1     $ 43.7      $ 42.9      $  21.8      $  31.8         $  28.3
Ratio of Expenses to
  Average Net Assets*
  (c).....................    2.35%      2.35%       2.35%        2.35%        2.35%           2.41%
Ratio of Net Investment
  Loss to Average Net
  Assets*.................   (1.91%)    (1.91%)     (2.06%)      (1.95%)      (2.06%)         (1.85%)
Portfolio Turnover........     147%**     281%        332%         232%         358%            132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets
     (c)..................    2.40%      2.49%       2.52%        2.54%        2.47%           2.71%
   Ratio of Net Investment
     Loss to Average Net
     Assets...............   (1.96%)    (2.05%)     (2.23%)      (2.14%)      (2.18%)         (2.15%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

 24                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                           NOVEMBER 27,
                                                                                               2000
                           SIX MONTHS                                                     (COMMENCEMENT
                             ENDED                  YEAR ENDED MARCH 31,                  OF OPERATIONS)
CLASS C SHARES             SEPT. 30,    --------------------------------------------       TO MARCH 31,
                              2005       2005        2004        2003         2002             2001
                           -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........   $ 7.73     $ 6.94      $ 4.65      $  6.25      $  7.38         $ 10.00
                             ------     ------      ------      -------      -------         -------
  Net Investment Loss.....     (.08)(a)   (.14)(a)    (.13)(a)     (.10)(a)     (.13)           (.04)
  Net Realized and
    Unrealized
    Gain/Loss.............     1.09        .93        2.42        (1.50)       (1.00)          (2.58)
                             ------     ------      ------      -------      -------         -------
Total from Investment
  Operations..............     1.01        .79        2.29        (1.60)       (1.13)          (2.62)
                             ------     ------      ------      -------      -------         -------
NET ASSET VALUE, END OF
  THE PERIOD..............   $ 8.74     $ 7.73      $ 6.94      $  4.65      $  6.25         $  7.38
                             ======     ======      ======      =======      =======         =======

Total Return* (b).........   13.07%**   11.22%      49.46%      -25.60%      -15.31%         -26.20%**
Net Assets at End of the
  Period (In millions)....   $ 19.5     $ 16.3      $ 18.3      $  10.7      $  17.3         $  17.8
Ratio of Expenses to
  Average Net Assets*
  (c).....................    2.35%      2.35%       2.35%        2.35%        2.35%           2.41%
Ratio of Net Investment
  Loss to Average Net
  Assets*.................   (1.91%)    (1.91%)     (2.06%)      (1.95%)      (2.06%)         (1.85%)
Portfolio Turnover........     147%**     281%        332%         232%         358%            132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets
     (c)..................    2.40%      2.49%       2.52%        2.54%        2.47%           2.71%
   Ratio of Net Investment
     Loss to Average
     Net Assets...........   (1.96%)    (2.05%)     (2.23%)      (2.14%)      (2.18%)         (2.15%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

See Notes to Financial Statements                                             25

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust (the "Trust"), a Delaware statutory trust which is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund invests primarily in common stocks and other equity securities of small companies that the Fund's investment adviser believes have above-average potential for capital appreciation. The Fund commenced investment operations on November 27, 2000, with three classes of common shares: Class A, Class B, and Class C. The Fund registered Class I Shares on November 30, 2004. There were no sales of Class I Shares for the period ended September 30, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management, (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $32,929,356, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$21,405,800.................................................  March 31, 2010
 11,523,556.................................................  March 31, 2011

    At September 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $130,839,805
                                                              ============
Gross tax unrealized appreciation...........................  $ 22,920,587
Gross tax unrealized depreciation...........................    (1,437,051)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 21,483,536
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distribution from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2005, the Fund's custody fee was reduced by $3,159 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .80%
Next $500 million...........................................     .75%
Over $1 billion.............................................     .70%

    For the six months ended September 30, 2005, the Adviser waived approximately $32,600 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.60% of Class A average net assets, 2.35% of Class B average net assets, and 2.35% of Class C average net assets. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    For the six months ended September 30, 2005, the Fund recognized expenses of approximately $5,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $34,500 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $179,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $27,260 are included in "Other" assets on the Statements of Assets and Liabilities at September 30, 2005. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $60,193.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At September 30, 2005, capital aggregated $88,562,869, $48,656,138 and $22,835,023 for Classes A, B, and C, respectively. For the six months ended September 30, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   3,304,573    $ 27,458,258
  Class B...................................................     843,278       6,758,044
  Class C...................................................     524,942       4,258,369
                                                              ----------    ------------
Total Sales.................................................   4,672,793    $ 38,474,671
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,109,712)   $ (9,236,173)
  Class B...................................................    (873,495)     (7,058,991)
  Class C...................................................    (397,124)     (3,183,247)
                                                              ----------    ------------
Total Repurchases...........................................  (2,380,331)   $(19,478,411)
                                                              ==========    ============

    At March 31, 2005, capital aggregated $70,340,784, $48,957,085 and
$21,759,901 for Classes A, B and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   3,267,991    $ 24,619,358
  Class B...................................................   1,599,238      11,691,826
  Class C...................................................     578,351       4,228,070
                                                              ----------    ------------
Total Sales.................................................   5,445,580    $ 40,539,254
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,728,625)   $(19,681,269)
  Class B...................................................  (2,125,085)    (14,932,818)
  Class C...................................................  (1,109,580)     (7,830,933)
                                                              ----------    ------------
Total Repurchases...........................................  (5,963,290)   $(42,445,020)
                                                              ==========    ============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2005 and year ended March 31, 2005, 191,809 and 97,776 Class B Shares converted to Class A Shares, respectively and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................    5.00%             1.00 %
Second......................................................    4.00%               None
Third.......................................................    3.00%               None
Fourth......................................................    2.50%               None
Fifth.......................................................    1.50%               None
Sixth and Thereafter........................................     None               None

    For the six months ended September 30, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $49,500 and CDSC on redeemed shares of approximately $50,700. Sales charges do not represent expenses of the Fund.

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the period ended September 30, 2005, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $198,924,097 and $184,275,827, respectively.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plan of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $820,300 and $36,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2005, are payments retained by Van Kampen of approximately $192,200 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $15,400.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SMALL CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 147, 247, 347
                                                                 SCG SAR 11/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02665P-Y09/05

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Growth Fund performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/05

                               A SHARES                B SHARES                C SHARES
                            since 6/26/00           since 6/26/00           since 6/26/00
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           -11.36%     -12.36%     -12.04%     -12.04%     -12.04%     -12.04%

5-year                    -12.70      -13.73      -13.37      -13.63      -13.37      -13.37

1-year                     14.72        8.16       13.87        8.87       13.87       12.87

6-month                     9.05        2.71        8.53        3.53        8.53        7.53
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index is generally representative of the U.S. market for large capitalization growth stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

Van Kampen Select Growth Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Janet Luby, Dudley Brickhouse, and David Walker, Executive Directors of the Adviser; and Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

The six-month period reflected a somewhat improved environment for growth-style investors. At times, a combination of both macro and micro factors did roil the stock market. High oil prices and rising interest rates pervaded investor sentiment, as these factors were expected to slow consumer spending and squeeze corporate profit margins, possibly suppressing economic growth. In May, troubles at auto-industry bellwethers cast a new shadow over the entire market. Hurricanes Katrina and Rita delivered additional uncertainties about energy prices, the effect on consumers and inflation. While consumer spending data did begin to show some cracks in the final month of the reporting period, the full extent of the hurricanes' aftermath on the economy remains to be seen.

That the stock market advanced given these considerable challenges evidenced the market's resilience and improved investor confidence. With notable exceptions, of course, earnings generally have surpassed or been on target with expectations. Balance sheets have been strong and harbor sizeable cash stockpiles that bode well for corporate spending and stock buybacks. Initial public offerings and increased merger-and-acquisition activity further bolstered interest in stock investing. The performance gap between value stocks and growth stocks continued to narrow, suggesting that investors may be ready to renew their focus on areas of the market with higher potential growth prospects.

Against this backdrop, the energy, telecommunication services and utilities sectors were the strongest performing groups within the fund's universe, the Russell 1000(R) Growth Index. Materials, which includes chemicals, papers and metals companies, was the only sector to post a negative return during the period.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 9.05 percent for the six months ended September 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Russell 1000 Growth Index and the S&P 500 Index, returned 6.57 percent and 5.01 percent for the period, respectively.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

------------------------------------------------------------------
                                       RUSSELL        S&P
                                       1000(R)       500(R)
      CLASS A   CLASS B   CLASS C   GROWTH INDEX     INDEX

       9.05%     8.53%     8.53%        6.57%        5.01%
------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Health care stocks were the leading contributor to the fund's outperformance relative to the Russell 1000 Growth Index. The fund's broad-based exposure included pharmaceutical, biotech, and medical technology stocks, which benefited from new innovation and product cycles. The fund's investment in the managed care sector also served the fund well as these companies benefited from the continued trend toward more insurance coverage for seniors along with cost moderation. Stock selection in the technology sector also boosted the fund's return relative to the Russell 1000 Growth Index. The fund benefited from individual holdings in the Internet, software, and semiconductor industries. Finally, not surprisingly, the fund's overweight relative to the Russell 1000 Growth Index in the energy sector, especially in natural gas producers, generated outsized gains. Global demand has yet to slow, and a refining capacity bottleneck--exacerbated by the hurricanes in the Gulf of Mexico--will not be resolved any time soon. This supply-demand imbalance continued to support the soaring commodity prices of oil and natural gas, driving energy companies' stock prices higher.

In contrast, flagging sentiment dragged down returns in the consumer discretionary sector. The fund lost ground in its stocks with exposure to theme parks and gaming and casinos. Investors attributed their concerns to several factors: high gasoline prices and the expected high cost of heating homes in the winter would likely slow consumer spending habits, especially for low-end consumers. The economic toll and damage to physical assets (such as riverboat casinos) caused by the hurricanes, as well as terrorism fears, could slow travel and tourism. Evidence of declining room rates in Las Vegas heightened these fears. Financial stocks, in which the fund had an equal weighting to the Russell 1000 Growth Index, were a very moderate detractor from performance.

Although we still consider the long-term prospects for growth stocks favorable, we temper our view with caution. In the near term, we are keeping a watchful eye on the potential for higher than expected inflation and a prolonged monetary tightening cycle--two possible products of this extended period of high energy prices. Nonetheless, we continue to seek companies with accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations. Corporations have become more confident about spending cash surpluses to buy back shares of stock, increase capital investment or complete mergers. In addition, valuations of growth stocks have become particularly attractive, presenting an environment where companies with higher than average growth prospects may be more likely to outperform the overall market. Against this backdrop, we believe that our investment style is well positioned to exploit emerging opportunities.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 9/30/05
UnitedHealth Group, Inc.                                          4.9%
Roche Holdings AG--ADR (Switzerland)                              4.1
Burlington Resources, Inc.                                        3.3
Texas Instruments, Inc.                                           3.2
Precision Castparts Corp.                                         3.1
Apple Computer, Inc.                                              2.6
Autodesk, Inc.                                                    2.6
St. Jude Medical, Inc.                                            2.5
Microsoft Corp.                                                   2.5
National-Oilwell Varco, Inc.                                      2.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
Pharmaceuticals                                                   7.8%
Semiconductors                                                    7.5
Managed Health Care                                               6.9
Computer Hardware                                                 5.1
Communications Equipment                                          4.5
Biotechnology                                                     4.4
Health Care Equipment                                             3.8
Oil & Gas Drilling                                                3.5
Department Stores                                                 3.3
Health Care Services                                              3.3
Internet Software & Services                                      3.3
Oil & Gas Exploration & Production                                3.2
Aerospace & Defense                                               3.1
Application Software                                              2.6
Systems Software                                                  2.5
Oil & Gas Equipment & Services                                    2.2
Oil & Gas Refining & Marketing                                    2.1
Traders                                                           2.1
Household Products                                                2.0
Industrial Conglomerates                                          2.0
Drug Retail                                                       1.8
Investment Banking & Brokerage                                    1.7
Apparel, Accessories & Luxury Goods                               1.6
Specialized Finance                                               1.6
Home Improvement Retail                                           1.5
Hotels, Resorts & Cruise Lines                                    1.5
Consumer Finance                                                  1.3
Industrial Machinery                                              1.3
Computer Storage & Peripherals                                    1.2
Packaged Foods & Meats                                            1.1
Wireless Telecommunication Services                               1.1
Asset Management & Custody Banks                                  1.0
Computer & Electronics Retail                                     1.0
General Merchandise Stores                                        1.0
Homebuilding                                                      1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
                                       (continued from previous page)
Specialty Stores                                                  1.0
Casinos & Gaming                                                  0.9
Apparel Retail                                                    0.8
                                                                -----
Total Long-Term Investments                                      97.6%
Short-Term Investment                                             1.8
                                                                -----
Total Investments                                                99.4
Other Assets in Excess of Liabilities                             0.6
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisor services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/05 - 09/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 4/1/05           9/30/05       04/1/05-09/30/05
Class A Actual..............................    $1,000.00        $1,090.53           $ 9.22
  Hypothetical..............................     1,000.00         1,016.27             8.90
  (5% annual return before expenses)
Class B Actual..............................     1,000.00         1,085.29            13.17
  Hypothetical..............................     1,000.00         1,012.47            12.71
  (5% annual return before expenses)
Class C Actual..............................     1,000.00         1,085.29            13.17
  Hypothetical..............................     1,000.00         1,012.37            12.71
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.76%, 2.52%, and 2.52% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  97.6%
AEROSPACE & DEFENSE  3.1%
Precision Castparts Corp. ..................................   125,000    $  6,637,500
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  1.6%
Coach, Inc. (a).............................................   110,000       3,449,600
                                                                          ------------

APPAREL RETAIL  0.8%
Abercrombie & Fitch Co., Class A............................    35,000       1,744,749
                                                                          ------------

APPLICATION SOFTWARE  2.6%
Autodesk, Inc. (a)..........................................   120,000       5,572,800
                                                                          ------------

ASSET MANAGEMENT & CUSTODY BANKS  1.0%
Affiliated Managers Group, Inc. (a).........................    30,000       2,172,600
                                                                          ------------

BIOTECHNOLOGY  4.4%
Amgen, Inc. (a).............................................    50,000       3,983,500
Celgene Corp. (a)...........................................    45,000       2,444,400
Genzyme Corp. (a)...........................................    40,000       2,865,600
                                                                          ------------
                                                                             9,293,500
                                                                          ------------
CASINOS & GAMING  0.9%
Harrah's Entertainment, Inc. ...............................    30,000       1,955,700
                                                                          ------------

COMMUNICATIONS EQUIPMENT  4.5%
Corning, Inc. (a)...........................................   130,000       2,512,900
Motorola, Inc. .............................................   170,000       3,755,300
QUALCOMM, Inc. .............................................    75,000       3,356,250
                                                                          ------------
                                                                             9,624,450
                                                                          ------------
COMPUTER & ELECTRONICS RETAIL  1.0%
Best Buy Co., Inc. .........................................    50,000       2,176,500
                                                                          ------------

COMPUTER HARDWARE  5.1%
Apple Computer, Inc. (a)....................................   105,000       5,629,050
Dell, Inc. (a)..............................................    90,000       3,078,000
Hewlett-Packard Co. ........................................    75,000       2,190,000
                                                                          ------------
                                                                            10,897,050
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.2%
EMC Corp. (a)...............................................   190,000       2,458,600
                                                                          ------------

CONSUMER FINANCE  1.3%
American Express Co. .......................................    50,000       2,872,000
                                                                          ------------

DEPARTMENT STORES  3.3%
J.C. Penney Co., Inc. ......................................    65,000       3,082,300
Nordstrom, Inc. ............................................   115,000       3,946,800
                                                                          ------------
                                                                             7,029,100
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DRUG RETAIL  1.8%
CVS Corp. ..................................................   130,000    $  3,771,300
                                                                          ------------

GENERAL MERCHANDISE STORES  1.0%
Target Corp. ...............................................    40,000       2,077,200
                                                                          ------------

HEALTH CARE EQUIPMENT  3.8%
Mentor Corp. ...............................................    50,000       2,750,500
St. Jude Medical, Inc. (a)..................................   115,000       5,382,000
                                                                          ------------
                                                                             8,132,500
                                                                          ------------
HEALTH CARE SERVICES  3.3%
Caremark Rx, Inc. (a).......................................    45,000       2,246,850
Cerner Corp. (a)............................................    25,000       2,173,250
Omnicare, Inc. .............................................    45,000       2,530,350
                                                                          ------------
                                                                             6,950,450
                                                                          ------------
HOME IMPROVEMENT RETAIL  1.5%
Lowe's Cos., Inc. ..........................................    50,000       3,220,000
                                                                          ------------

HOMEBUILDING  1.0%
D.R. Horton, Inc. ..........................................    60,000       2,173,200
                                                                          ------------

HOTELS, RESORTS & CRUISE LINES  1.5%
Starwood Hotels & Resorts Worldwide, Inc., Class B..........    55,000       3,144,350
                                                                          ------------

HOUSEHOLD PRODUCTS  2.0%
Procter & Gamble Co. .......................................    70,000       4,162,200
                                                                          ------------

INDUSTRIAL CONGLOMERATES  2.0%
General Electric Co. .......................................   125,000       4,208,750
                                                                          ------------

INDUSTRIAL MACHINERY  1.3%
ITT Industries, Inc. .......................................    25,000       2,840,000
                                                                          ------------

INTERNET SOFTWARE & SERVICES  3.3%
Google, Inc., Class A (a)...................................     8,000       2,531,680
Yahoo!, Inc. (a)............................................   130,000       4,399,200
                                                                          ------------
                                                                             6,930,880
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  1.7%
Goldman Sachs Group, Inc. ..................................    30,000       3,647,400
                                                                          ------------

MANAGED HEALTH CARE  6.9%
Humana, Inc. (a)............................................    90,000       4,309,200
UnitedHealth Group, Inc. ...................................   185,000      10,397,000
                                                                          ------------
                                                                            14,706,200
                                                                          ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OIL & GAS DRILLING  3.5%
Diamond Offshore Drilling, Inc. ............................    45,000    $  2,756,250
Patterson--UTI Energy, Inc. ................................   130,000       4,690,400
                                                                          ------------
                                                                             7,446,650
                                                                          ------------
OIL & GAS EQUIPMENT & SERVICES  2.2%
National-Oilwell Varco, Inc. (a)............................    71,800       4,724,440
                                                                          ------------

OIL & GAS EXPLORATION & PRODUCTION  3.2%
Burlington Resources, Inc. .................................    85,000       6,912,200
                                                                          ------------

OIL & GAS REFINING & MARKETING  2.1%
Valero Energy Corp. ........................................    40,000       4,522,400
                                                                          ------------

PACKAGED FOODS & MEATS  1.1%
Kellogg Co. ................................................    50,000       2,306,500
                                                                          ------------

PHARMACEUTICALS  7.8%
Allergan, Inc. .............................................    25,000       2,290,500
Johnson & Johnson...........................................    40,000       2,531,200
Roche Holdings AG--ADR (Switzerland)........................   125,000       8,716,313
Wyeth.......................................................    65,000       3,007,550
                                                                          ------------
                                                                            16,545,563
                                                                          ------------
SEMICONDUCTORS  7.5%
Advanced Micro Devices, Inc. (a)............................    95,000       2,394,000
Broadcom Corp., Class A (a).................................    60,000       2,814,600
Marvell Technology Group Ltd. (Bermuda) (a).................    85,000       3,919,350
Texas Instruments, Inc. ....................................   200,000       6,780,000
                                                                          ------------
                                                                            15,907,950
                                                                          ------------
SPECIALIZED FINANCE  1.6%
Chicago Mercantile Exchange Holdings, Inc. .................    10,000       3,373,000
                                                                          ------------

SPECIALTY STORES  1.0%
Office Depot, Inc. (a)......................................    75,000       2,227,500
                                                                          ------------

SYSTEMS SOFTWARE  2.5%
Microsoft Corp. ............................................   205,000       5,274,650
                                                                          ------------

TRADERS  2.1%
TXU Corp. ..................................................    40,000       4,515,200
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  1.1%
American Tower Corp., Class A (a)...........................    90,000       2,245,500
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  97.6%
  (Cost $174,262,613)..................................................    207,850,132
                                                                          ------------

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  1.8%
State Street Bank & Trust Co. ($3,749,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.65%, dated 09/30/05, to be sold on 10/03/05 at $3,750,140)
  (Cost $3,749,000)....................................................   $  3,749,000
                                                                          ------------

TOTAL INVESTMENTS  99.4%
  (Cost $178,011,613)..................................................    211,599,132
OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%............................      1,325,752
                                                                          ------------

NET ASSETS  100.0%.....................................................   $212,924,884
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

 16                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $178,011,613).......................  $ 211,599,132
Cash........................................................            703
Receivables:
  Investments Sold..........................................      6,036,124
  Dividends.................................................        118,300
  Fund Shares Sold..........................................         23,473
  Interest..................................................            380
Other.......................................................         50,322
                                                              -------------
    Total Assets............................................    217,828,434
                                                              -------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      3,347,122
  Fund Shares Repurchased...................................        675,059
  Distributor and Affiliates................................        398,906
  Investment Advisory Fee...................................        131,287
Accrued Expenses............................................        270,825
Trustees' Deferred Compensation and Retirement Plans........         80,351
                                                              -------------
    Total Liabilities.......................................      4,903,550
                                                              -------------
NET ASSETS..................................................  $ 212,924,884
                                                              =============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 912,525,946
Net Unrealized Appreciation.................................     33,587,519
Accumulated Net Investment Loss.............................     (1,789,004)
Accumulated Net Realized Loss...............................   (731,399,577)
                                                              -------------
NET ASSETS..................................................  $ 212,924,884
                                                              =============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $39,116,401 and 7,381,199 shares of
    beneficial interest issued and outstanding).............  $        5.30
    Maximum sales charge (5.75%* of offering price).........            .32
                                                              -------------
    Maximum offering price to public........................  $        5.62
                                                              =============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $145,154,402 and 28,493,325 shares of
    beneficial interest issued and outstanding).............  $        5.09
                                                              =============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $28,654,081 and 5,624,072 shares of
    beneficial interest issued and outstanding).............  $        5.09
                                                              =============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $9,572)......  $   765,353
Interest....................................................      137,311
                                                              -----------
    Total Income............................................      902,664
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $49,962, $752,381 and $147,956,
  respectively).............................................      950,299
Investment Advisory Fee.....................................      826,396
Shareholder Services........................................      642,431
Legal.......................................................       32,132
Custody.....................................................       12,632
Trustees' Fees and Related Expenses.........................       10,237
Other.......................................................      152,927
                                                              -----------
    Total Expenses..........................................    2,627,054
    Less Credits Earned on Cash Balances....................        1,264
                                                              -----------
    Net Expenses............................................    2,625,790
                                                              -----------
NET INVESTMENT LOSS.........................................  $(1,723,126)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 3,434,400
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   17,172,083
  End of the Period.........................................   33,587,519
                                                              -----------
Net Unrealized Appreciation During the Period...............   16,415,436
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $19,849,836
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $18,126,710
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2005    MARCH 31, 2005
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................     $ (1,723,126)       $ (3,379,319)
Net Realized Gain.....................................        3,434,400          25,319,692
Net Unrealized Appreciation/Depreciation During the
  Period..............................................       16,415,436         (16,757,864)
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       18,126,710           5,182,509
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................        2,544,013           8,190,095
Cost of Shares Repurchased............................      (37,921,119)        (87,519,329)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (35,377,106)        (79,329,234)
                                                           ------------        ------------
TOTAL DECREASE IN NET ASSETS..........................      (17,250,396)        (74,146,725)
NET ASSETS:
Beginning of the Period...............................      230,175,280         304,322,005
                                                           ------------        ------------
End of the Period (Including accumulated net
  investment loss of $1,789,004 and $65,878,
  respectively).......................................     $212,924,884        $230,175,280
                                                           ============        ============

See Notes to Financial Statements                                             19

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                          SIX MONTHS                                                           JUNE 26, 2000
                             ENDED                     YEAR ENDED MARCH 31,                    (COMMENCEMENT
CLASS A SHARES           SEPTEMBER 30,      -------------------------------------------      OF OPERATIONS) TO
                             2005           2005        2004        2003         2002         MARCH 31, 2001
                         -------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF THE
  PERIOD................     $4.86          $4.74      $ 3.64      $  4.93      $  5.76           $ 10.00
                             -----          -----      ------      -------      -------           -------
  Net Investment Loss...      (.02)(b)       (.03)(b)    (.05)(b)     (.04)(b)     (.04)             (.05)
  Net Realized and
    Unrealized
    Gain/Loss...........       .46            .15        1.15        (1.25)        (.79)            (4.19)
                             -----          -----      ------      -------      -------           -------
Total from Investment
  Operations............       .44            .12        1.10        (1.29)        (.83)            (4.24)
                             -----          -----      ------      -------      -------           -------
NET ASSET VALUE, END OF
  THE PERIOD............     $5.30          $4.86      $ 4.74      $  3.64      $  4.93           $  5.76
                             =====          =====      ======      =======      =======           =======

Total Return (a)........     9.05%*         2.53%      30.22%      -26.17%      -14.41%           -42.70%*
Net Assets at End of the
  Period (In
  millions).............     $39.1          $41.6      $ 54.5      $  50.9      $  97.2           $ 157.3
Ratio of Expenses to
  Average Net Assets....     1.76%          1.69%       1.66%        1.66%        1.48%             1.42%
Ratio of Net Investment
  Loss to Average Net
  Assets................     (.94%)         (.64%)     (1.15%)      (1.06%)       (.87%)            (.80%)
Portfolio Turnover......       65%*          192%        249%         302%         346%              266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 20                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                          SIX MONTHS                                                            JUNE 26, 2000
                             ENDED                      YEAR ENDED MARCH 31,                    (COMMENCEMENT
CLASS B SHARES           SEPTEMBER 30,      --------------------------------------------      OF OPERATIONS) TO
                             2005            2005        2004        2003         2002         MARCH 31, 2001
                         --------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF THE
  PERIOD................    $ 4.69          $ 4.60      $ 3.57      $  4.86      $  5.73           $ 10.00
                            ------          ------      ------      -------      -------           -------
  Net Investment Loss...      (.04)(b)        (.06)(b)    (.08)(b)     (.07)(b)     (.10)             (.10)
  Net Realized and
    Unrealized
    Gain/Loss...........       .44             .15        1.11        (1.22)        (.77)            (4.17)
                            ------          ------      ------      -------      -------           -------
Total from Investment
  Operations............       .40             .09        1.03        (1.29)        (.87)            (4.27)
                            ------          ------      ------      -------      -------           -------
NET ASSET VALUE, END OF
  THE PERIOD............    $ 5.09          $ 4.69      $ 4.60      $  3.57      $  4.86           $  5.73
                            ======          ======      ======      =======      =======           =======

Total Return (a)........     8.53%*          1.96%      28.85%      -26.54%      -15.18%           -42.70%*
Net Assets at End of the
  Period (In
  millions).............    $145.2          $157.5      $207.4      $ 191.6      $ 339.7           $ 488.8
Ratio of Expenses to
  Average Net Assets....     2.52%           2.45%       2.41%        2.42%        2.23%             2.17%
Ratio of Net Investment
  Loss to Average Net
  Assets................    (1.70%)         (1.40%)     (1.90%)      (1.82%)      (1.62%)           (1.55%)
Portfolio Turnover......       65%*           192%        249%         302%         346%              266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             21

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX
                            MONTHS                                                              JUNE 26, 2000
                             ENDED                      YEAR ENDED MARCH 31,                    (COMMENCEMENT
CLASS C SHARES           SEPTEMBER 30,      --------------------------------------------      OF OPERATIONS) TO
                             2005            2005        2004        2003         2002         MARCH 31, 2001
                         --------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF THE
  PERIOD................    $ 4.69          $ 4.60      $ 3.57      $  4.86      $  5.73           $ 10.00
                            ------          ------      ------      -------      -------           -------
  Net Investment Loss...      (.04)(b)        (.06)(b)    (.08)(b)     (.07)(b)     (.10)             (.09)
  Net Realized and
    Unrealized
    Gain/Loss...........       .44             .15        1.11        (1.22)        (.77)            (4.18)
                            ------          ------      ------      -------      -------           -------
Total from Investment
  Operations............       .40             .09        1.03        (1.29)        (.87)            (4.27)
                            ------          ------      ------      -------      -------           -------
NET ASSET VALUE, END OF
  THE PERIOD............    $ 5.09          $ 4.69      $ 4.60      $  3.57      $  4.86           $  5.73
                            ======          ======      ======      =======      =======           =======

Total Return (a)........     8.53%*          1.96%      28.85%      -26.54%      -15.18%           -42.70%*
Net Assets at End of the
  Period (In
  millions).............    $ 28.7          $ 31.1      $ 42.5      $  42.6      $  78.5           $ 125.6
Ratio of Expenses to
  Average Net Assets....     2.52%           2.45%       2.41%        2.42%        2.23%             2.17%
Ratio of Net Investment
  Loss to Average Net
  Assets................    (1.70%)         (1.40%)     (1.91%)      (1.82%)      (1.62%)           (1.55%)
Portfolio Turnover......       65%*           192%        249%         302%         346%              266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 22                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Growth Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on June 26, 2000, with three classes of common shares: Class A, Class B, and Class C. The Fund registered Class I Shares on July 29, 2005. There were no sales of Class I Shares for the period ended September 30, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carry forward for tax purposes of $734,406,420, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$ 48,186,903................................................  March 31, 2009
 594,312,436................................................  March 31, 2010
  91,907,081................................................  March 31, 2011

    At September 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $178,204,360
                                                              ============
Gross tax unrealized appreciation...........................  $ 34,942,601
Gross tax unrealized depreciation...........................    (1,547,829)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 33,394,772
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended September 30, 2005, the Fund's custody fee was reduced by $1,264 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the six months ended September 30, 2005, the Fund recognized expenses of approximately $8,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended September 30, 2005, the Fund recognized expenses of

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

approximately $35,600, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $586,100 representing transfer agency fees paid to VKIS. All transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $39,130 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $107,389.

3. CAPITAL TRANSACTIONS

At September 30, 2005, capital aggregated $181,827,823, $588,620,804,
$142,077,319 for Classes A, B, and C, respectively. For the six months ended September 30, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................      290,303    $  1,450,063
  Class B...................................................      179,585         857,539
  Class C...................................................       48,776         236,411
                                                              -----------    ------------
Total Sales.................................................      518,664    $  2,544,013
                                                              ===========    ============
Repurchases:
  Class A...................................................   (1,465,278)   $ (7,377,144)
  Class B...................................................   (5,268,192)    (25,455,253)
  Class C...................................................   (1,056,566)     (5,088,722)
                                                              -----------    ------------
Total Repurchases...........................................   (7,790,036)   $(37,921,119)
                                                              ===========    ============

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    At March 31, 2005, capital aggregated $187,754,904, $613,218,518 and
$146,929,630 for Classes A, B, and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................      845,881    $  3,880,950
  Class B...................................................      844,614       3,779,917
  Class C...................................................      115,477         529,228
                                                              -----------    ------------
Total Sales.................................................    1,805,972    $  8,190,095
                                                              ===========    ============
Repurchases:
  Class A...................................................   (3,799,252)   $(18,057,722)
  Class B...................................................  (12,295,682)    (56,940,982)
  Class C...................................................   (2,705,733)    (12,520,625)
                                                              -----------    ------------
Total Repurchases...........................................  (18,800,667)   $(87,519,329)
                                                              ===========    ============

    Class B Shares, including any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2005 and the year ended March 31, 2005, 97,860 and 109,504 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                               CONTINGENT DEFERRED SALES
                                                               CHARGE AS A PERCENTAGE OF
                                                                 DOLLAR AMOUNT SUBJECT
                                                                       TO CHARGE
                                                              ----------------------------
YEAR OF REDEMPTION                                            CLASS B             CLASS C
First.......................................................   5.00%               1.00%
Second......................................................   4.00%                None
Third.......................................................   3.00%                None
Fourth......................................................   2.50%                None
Fifth.......................................................   1.50%                None
Sixth and Thereafter........................................    None                None

    For the six months ended September 30, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $4,500 and CDSC on redeemed shares of approximately $191,800. Sales charges do not represent expenses of the Fund.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

4. REDEMPTION FEES

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended September 30, 2005, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $138,717,911 and $171,650,839 respectively.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $24,105,200 and $578,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2005, are payments retained by Van Kampen of approximately $568,700 and payments made to Morgan Stanley of approximately $213,100.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SELECT GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 145, 345, 545
                                                                  SG SAR 11/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02665P-Y09/05

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Aggressive Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/05

                                                                                           I SHARES
                              A SHARES              B SHARES              C SHARES           SINCE
                            since 5/29/96         since 5/29/96         since 5/29/96      10/16/00
----------------------------------------------------------------------------------------------------
                                      W/MAX                 W/MAX                 W/MAX
                                      5.75%                 5.00%                 1.00%
AVERAGE ANNUAL           W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES    W/O SALES
TOTAL RETURNS             CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES

Since Inception             9.00%      8.31%      8.47%      8.47%      8.20%      8.20%    -11.15%

5-year                    -12.27     -13.30     -12.94     -13.15     -12.94     -12.94         --

1-year                     20.49      13.54      19.64      14.64      19.58      18.58      20.76

6-month                    10.67       4.28      10.30       5.30      10.27       9.27      10.77
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

Van Kampen Aggressive Growth Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the Adviser; and Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

The six-month period reflected a somewhat improved environment for growth-style investors. At times, a combination of both macro and micro factors did roil the stock market. High oil prices and rising interest rates pervaded investor sentiment, as these factors were expected to slow consumer spending and squeeze corporate profit margins, possibly suppressing economic growth. In May, troubles at auto-industry bellwethers cast a new shadow over the entire market. Hurricanes Katrina and Rita delivered additional uncertainties about energy prices, the effect on consumers and inflation. While consumer spending data did begin to show some cracks in the final month of the reporting period, the full extent of the hurricanes' aftermath on the economy remains to be seen.

The fact that the stock market advanced given these considerable challenges was evidence of both its resiliency and improved investor confidence. With notable exceptions, of course, earnings generally have surpassed or been on target with expectations. Balance sheets have been strong and harbor sizeable cash stockpiles that bode well for corporate spending and stock buybacks. Initial public offerings and increased merger-and-acquisition activity further bolstered interest in stock investing. The performance gap between value stocks and growth stocks continued to narrow, suggesting that investors may be ready to renew their focus on areas of the market with higher potential growth prospects.

Against this backdrop, the energy and telecommunication services sectors were the strongest performing groups within the fund's universe, the Russell Midcap Growth Index. The weakest performing sectors were consumer discretionary and consumer staples. Mid-cap stocks, in which the fund largely invests, and small-cap stocks outperformed large-cap stocks during the six-month period.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 10.67 percent for the six months ended September 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell Midcap Growth Index, returned 10.21 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING SEPTEMBER 30, 2005

-------------------------------------------------------------------
                                                  RUSSELL
                                                 MIDCAP(R)
      CLASS A   CLASS B   CLASS C   CLASS I    GROWTH INDEX

      10.67%    10.30%    10.27%    10.77%        10.21%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Health care stocks were the strongest contributors to the fund's slight outperformance of the Russell Midcap Growth Index. A mixed bag of biotechnology and specialty pharmaceuticals companies that developed new drugs delivered positive performance. Stock selection in the energy sector added to the fund's gain, primarily due to oil and gas exploration companies. Within the portfolio's energy exposure, the fund had a tilt toward natural gas related companies. During the period, the commodity price of natural gas increased even more than that of oil, on a percentage basis. The Gulf hurricanes shifted oil refining and natural gas production almost exclusively to land-based producers. This sudden capacity "shut in" exacerbated an ongoing shortage in production capacity and--together with growing global demand for oil and natural gas products--intensified the considerable supply-demand imbalance and caused spiking commodity prices. In turn, the rising commodity prices continued to fuel huge expansion in energy companies' profit margins.

In contrast, flagging sentiment dragged down returns in the consumer discretionary sector. The fund lost ground in its specialty retail and gaming and casinos stocks. Investors attributed their concerns about the sector to several factors: high gasoline prices and the expected high cost of heating homes in the winter would likely slow consumer spending habits, especially for low-end consumers. The economic toll and damage to physical assets (such as riverboat casinos) caused by the hurricanes, as well as terrorism fears, could slow travel and tourism. Evidence of declining room rates in Las Vegas heightened these fears.

Although we still consider the long-term prospects for growth stocks favorable, we temper our view with caution. In the near term, we are keeping a watchful eye on the potential for higher than expected inflation and a prolonged monetary tightening cycle--two possible products of this extended period of high energy prices. Nonetheless, we continue to seek companies with accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations. Corporations have become more confident about spending cash surpluses to buy back shares of stock, increase capital investment or complete mergers. In addition, valuations of growth stocks have become particularly attractive, presenting an environment where companies with higher than average growth prospects may be more likely to outperform the overall market. Against this backdrop, we believe that our investment style is well positioned to exploit emerging opportunities.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 9/30/05
Ultra Petroleum Corp                                              2.0%
United Therapeutics Corp.                                         1.7
Autodesk, Inc.                                                    1.6
Omnicare, Inc.                                                    1.6
Mentor Corp.                                                      1.5
Legg Mason, Inc.                                                  1.5
Apple Computer, Inc.                                              1.5
Noble Energy, Inc.                                                1.3
KB Home                                                           1.3
Questar Corp.                                                     1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
Pharmaceuticals                                                   5.6%
Semiconductors                                                    4.5
Biotechnology                                                     4.3
Oil & Gas Exploration & Production                                4.3
Health Care Equipment                                             3.8
Application Software                                              3.6
Asset Management & Custody Banks                                  3.4
Communications Equipment                                          3.3
Aerospace & Defense                                               3.0
Wireless Telecommunication Services                               2.5
Casinos & Gaming                                                  2.4
Health Care Services                                              2.3
Publishing                                                        1.9
Homebuilding                                                      1.9
Apparel Retail                                                    1.9
Data Processing & Outsourcing Services                            1.9
Department Stores                                                 1.8
Oil & Gas Equipment & Services                                    1.7
Managed Health Care                                               1.7
Hotels, Resorts & Cruise Lines                                    1.6
Apparel, Accessories & Luxury Goods                               1.6
Computer Hardware                                                 1.5
Oil & Gas Drilling                                                1.3
Gas Utilities                                                     1.2
Semiconductor Equipment                                           1.2
Diversified Metals & Mining                                       1.2
Investment Company                                                1.1
Computer Storage & Peripherals                                    1.1
Oil & Gas Refining & Marketing                                    1.1
Broadcasting & Cable TV                                           1.0
Specialty Stores                                                  0.9
Computer & Electronics Retail                                     0.9
Railroads                                                         0.8
Diversified Commercial & Professional Services                    0.8
IT Consulting & Other Services                                    0.8
Health Care Facilities                                            0.8
Automotive Retail                                                 0.8
Drug Retail                                                       0.8
Investment Banking & Brokerage                                    0.8
Industrial Machinery                                              0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
                                       (continued from previous page)
Building Products                                                 0.7
Housewares & Specialties                                          0.7
Home Entertainment Software                                       0.7
Life & Health Insurance                                           0.7
Other Diversified Financial Services                              0.7
Industrial Conglomerates                                          0.7
Air Freight & Logistics                                           0.7
Health Care Supplies                                              0.7
Multi-line Insurance                                              0.7
Electronic Manufacturing Services                                 0.6
Property & Casualty                                               0.6
Restaurants                                                       0.6
Office Services & Supplies                                        0.6
Steel                                                             0.6
Health Care Distributors                                          0.6
Household Products                                                0.6
Multi-Utilities                                                   0.6
Household Appliances                                              0.6
Homefurnishing Retail                                             0.6
Integrated Telecommunication Services                             0.6
Internet Software & Services                                      0.6
Metal & Glass Containers                                          0.5
Thrifts & Mortgage Finance                                        0.5
Trading Companies & Distributors                                  0.5
Specialized Consumer Services                                     0.5
Construction Materials                                            0.5
Technology Distributors                                           0.5
Packaged Foods & Meats                                            0.5
Environmental & Facilities Services                               0.5
Regional Banks                                                    0.5
Real Estate Management & Development                              0.4
Electronic Equipment Manufacturers                                0.3
                                                                -----
Total Long Term Investments                                      96.6%
Short-Term Investments                                            5.5
Liabilities in Excess of Other Assets                            (2.1)
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/05 - 9/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/05           9/30/05       4/1/05-9/30/05
Class A
  Actual......................................    $1,000.00        $1,106.71          $7.45
  Hypothetical................................     1,000.00         1,017.97           7.13
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,103.04          11.44
  Hypothetical................................     1,000.00         1,014.17          10.96
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,102.72          11.44
  Hypothetical................................     1,000.00         1,014.17          10.96
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,107.70           6.08
  Hypothetical................................     1,000.00         1,019.27           5.82
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, 2.17%, 2.17% and 1.15% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  95.5%
AEROSPACE & DEFENSE  3.0%
Goodrich Corp. .............................................   200,000    $    8,868,000
Lockheed Martin Corp. ......................................   150,000         9,156,000
Precision Castparts Corp. ..................................   300,000        15,930,000
Rockwell Collins, Inc. .....................................   200,000         9,664,000
                                                                          --------------
                                                                              43,618,000
                                                                          --------------
AIR FREIGHT & LOGISTICS  0.7%
C.H. Robinson Worldwide, Inc. (a)...........................   150,000         9,618,000
                                                                          --------------

APPAREL, ACCESSORIES & LUXURY GOODS  1.6%
Coach, Inc. (a).............................................   500,000        15,680,000
Polo Ralph Lauren Corp. ....................................   150,000         7,545,000
                                                                          --------------
                                                                              23,225,000
                                                                          --------------
APPAREL RETAIL  1.9%
bebe stores, inc. ..........................................   450,000         7,875,000
Chico's FAS, Inc. (a).......................................   200,000         7,360,000
Urban Outfitters, Inc. (a)..................................   400,000        11,760,000
                                                                          --------------
                                                                              26,995,000
                                                                          --------------
APPLICATION SOFTWARE  3.6%
Autodesk, Inc. (a)..........................................   500,000        23,220,000
Fair Issac Corp. ...........................................   150,000         6,720,000
Red Hat, Inc. (a)...........................................   500,000        10,595,000
Salesforce.com, Inc. (a)....................................   500,000        11,560,000
                                                                          --------------
                                                                              52,095,000
                                                                          --------------
ASSET MANAGEMENT & CUSTODY BANKS  3.4%
Affiliated Managers Group, Inc. (a).........................   150,000        10,863,000
Franklin Resources, Inc. ...................................   200,000        16,792,000
Legg Mason, Inc. ...........................................   200,000        21,938,000
                                                                          --------------
                                                                              49,593,000
                                                                          --------------
AUTOMOTIVE RETAIL  0.8%
Advance Auto Parts, Inc. (a)................................   300,000        11,604,000
                                                                          --------------

BIOTECHNOLOGY  4.3%
Affymetrix, Inc. (a)........................................   150,000         6,934,500
Celgene Corp. (a)...........................................   150,000         8,148,000
Encysive Pharmaceuticals, Inc. (a)..........................   500,000         5,890,000
Genzyme Corp. (a)...........................................   100,000         7,164,000
Neurocrine Biosciences, Inc. (a)............................   200,000         9,838,000
United Therapeutics Corp. (a)...............................   350,000        24,430,000
                                                                          --------------
                                                                              62,404,500
                                                                          --------------
BROADCASTING & CABLE TV  1.0%
XM Satellite Radio Holdings, Inc., Class A (a)..............   400,000        14,364,000
                                                                          --------------

BUILDING PRODUCTS  0.7%
USG Corp. (a)...............................................   150,000        10,308,000
                                                                          --------------

See Notes to Financial Statements                                             13

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
CASINOS & GAMING  2.4%
Boyd Gaming Corp. ..........................................   200,000    $    8,624,000
GTECH Holdings Corp. .......................................   300,000         9,618,000
MGM MIRAGE (a)..............................................   250,000        10,942,500
Penn National Gaming, Inc. (a)..............................   200,000         6,222,000
                                                                          --------------
                                                                              35,406,500
                                                                          --------------
COMMUNICATIONS EQUIPMENT  3.3%
ADC Telecommunications, Inc. (a)............................   400,000         9,144,000
Comverse Technology, Inc. (a)...............................   300,000         7,881,000
Corning, Inc. (a)...........................................   400,000         7,732,000
F5 Networks, Inc. (a).......................................   250,000        10,867,500
Harris Corp. ...............................................   300,000        12,540,000
                                                                          --------------
                                                                              48,164,500
                                                                          --------------
COMPUTER & ELECTRONICS RETAIL  0.9%
Best Buy Co., Inc. .........................................   300,000        13,059,000
                                                                          --------------

COMPUTER HARDWARE  1.5%
Apple Computer, Inc. (a)....................................   400,000        21,444,000
                                                                          --------------

COMPUTER STORAGE & PERIPHERALS  1.1%
Emulex Corp. (a)............................................   300,000         6,063,000
SanDisk Corp. (a)...........................................   200,000         9,650,000
                                                                          --------------
                                                                              15,713,000
                                                                          --------------
CONSTRUCTION MATERIALS  0.5%
Headwaters, Inc. (a)........................................   200,000         7,480,000
                                                                          --------------

DATA PROCESSING & OUTSOURCING SERVICES  1.9%
Alliance Data Systems Corp. (a).............................   200,000         7,830,000
Global Payments, Inc. ......................................   150,000        11,658,000
Paychex, Inc. ..............................................   200,000         7,416,000
                                                                          --------------
                                                                              26,904,000
                                                                          --------------
DEPARTMENT STORES  1.8%
J.C. Penney Co., Inc. ......................................   200,000         9,484,000
Nordstrom, Inc. ............................................   500,000        17,160,000
                                                                          --------------
                                                                              26,644,000
                                                                          --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  0.8%
Corporate Executive Board Co. ..............................   150,000        11,697,000
                                                                          --------------

DIVERSIFIED METALS & MINING  1.2%
Peabody Energy Corp. .......................................   200,000        16,870,000
                                                                          --------------

DRUG RETAIL  0.8%
CVS Corp. ..................................................   400,000        11,604,000
                                                                          --------------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.3%
Amphenol Corp., Class A.....................................   108,400         4,372,856
                                                                          --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES  0.6%
Jabil Circuit, Inc. (a).....................................   300,000    $    9,276,000
                                                                          --------------

ENVIRONMENTAL & FACILITIES SERVICES  0.5%
Republic Services, Inc. ....................................   200,000         7,058,000
                                                                          --------------

GAS UTILITIES  1.2%
Questar Corp. ..............................................   200,000        17,624,000
                                                                          --------------

HEALTH CARE DISTRIBUTORS  0.6%
Henry Schein, Inc. (a)......................................   200,000         8,524,000
                                                                          --------------

HEALTH CARE EQUIPMENT  3.8%
Mentor Corp. ...............................................   400,000        22,004,000
St. Jude Medical, Inc. (a)..................................   250,000        11,700,000
Stryker Corp. ..............................................   200,000         9,886,000
Ventana Medical Systems, Inc. (a)...........................   200,000         7,614,000
Waters Corp. (a)............................................   100,000         4,160,000
                                                                          --------------
                                                                              55,364,000
                                                                          --------------
HEALTH CARE FACILITIES  0.8%
Community Health Systems, Inc. (a)..........................   300,000        11,643,000
                                                                          --------------

HEALTH CARE SERVICES  2.3%
Omnicare, Inc. .............................................   400,000        22,492,000
Pharmaceutical Product Development, Inc. ...................   200,000        11,502,000
                                                                          --------------
                                                                              33,994,000
                                                                          --------------
HEALTH CARE SUPPLIES  0.7%
Dade Behring Holdings, Inc. ................................   260,000         9,531,600
                                                                          --------------

HOME ENTERTAINMENT SOFTWARE  0.7%
Activision, Inc. (a)........................................   500,000        10,225,000
                                                                          --------------

HOMEBUILDING  1.9%
Beazer Homes USA, Inc. .....................................   150,000         8,800,500
KB Home.....................................................   250,000        18,300,000
                                                                          --------------
                                                                              27,100,500
                                                                          --------------
HOMEFURNISHING RETAIL  0.6%
Bed Bath & Beyond, Inc. (a).................................   200,000         8,036,000
                                                                          --------------

HOTELS, RESORTS & CRUISE LINES  1.6%
Marriott International, Inc., Class A.......................   100,000         6,300,000
Starwood Hotels & Resorts Worldwide, Inc. ..................   300,000        17,151,000
                                                                          --------------
                                                                              23,451,000
                                                                          --------------
HOUSEHOLD APPLIANCES  0.6%
Black & Decker Corp. .......................................   100,000         8,209,000
                                                                          --------------

See Notes to Financial Statements                                             15

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS  0.6%
Energizer Holdings, Inc. (a)................................   150,000    $    8,505,000
                                                                          --------------

HOUSEWARES & SPECIALTIES  0.7%
Jarden Corp. (a)............................................   250,000        10,267,500
                                                                          --------------

INDUSTRIAL CONGLOMERATES  0.7%
Walter Industries, Inc. ....................................   200,000         9,784,000
                                                                          --------------

INDUSTRIAL MACHINERY  0.8%
Ingersoll-Rand Co. Ltd., Class A (Bermuda)..................   300,000        11,469,000
                                                                          --------------

INTEGRATED TELECOMMUNICATION SERVICES  0.6%
NeuStar, Inc., Class A (a)..................................   250,000         7,997,500
                                                                          --------------

INTERNET SOFTWARE & SERVICES  0.6%
Akamai Technologies, Inc. (a)...............................   500,000         7,975,000
                                                                          --------------

INVESTMENT BANKING & BROKERAGE  0.8%
Charles Schwab Corp. .......................................   800,000        11,544,000
                                                                          --------------

IT CONSULTING & OTHER SERVICES  0.8%
Cognizant Technology Solutions Corp., Class A (a)...........   250,000        11,647,500
                                                                          --------------

LIFE & HEALTH INSURANCE  0.7%
Prudential Financial, Inc. .................................   150,000        10,134,000
                                                                          --------------

MANAGED HEALTH CARE  1.7%
Humana, Inc. (a)............................................   200,000         9,576,000
Sierra Health Services, Inc. (a)............................   100,000         6,887,000
WellPoint, Inc. (a).........................................   100,000         7,582,000
                                                                          --------------
                                                                              24,045,000
                                                                          --------------
METAL & GLASS CONTAINERS  0.5%
Crown Holdings, Inc. (a)....................................   500,000         7,970,000
                                                                          --------------

MULTI-LINE INSURANCE  0.7%
Assurant, Inc. .............................................   250,000         9,515,000
                                                                          --------------

MULTI-UTILITIES  0.6%
CMS Energy Corp. (a)........................................   500,000         8,225,000
                                                                          --------------

OFFICE SERVICES & SUPPLIES  0.6%
HNI Corp. ..................................................   150,000         9,033,000
                                                                          --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
OIL & GAS DRILLING  1.3%
Patterson--UTI Energy, Inc. ................................   300,000    $   10,824,000
Unit Corp. (a)..............................................   150,000         8,292,000
                                                                          --------------
                                                                              19,116,000
                                                                          --------------
OIL & GAS EQUIPMENT & SERVICES  1.7%
Grant Prideco, Inc. (a).....................................   400,000        16,260,000
Lone Star Technologies, Inc. (a)............................   150,000         8,338,500
                                                                          --------------
                                                                              24,598,500
                                                                          --------------
OIL & GAS EXPLORATION & PRODUCTION  4.3%
Anadarko Petroleum Corp. ...................................   150,000        14,362,500
Noble Energy, Inc. .........................................   400,000        18,760,000
Ultra Petroleum Corp. (Canada) (a)..........................   500,000        28,440,000
                                                                          --------------
                                                                              61,562,500
                                                                          --------------
OIL & GAS REFINING & MARKETING  1.1%
Sunoco, Inc. ...............................................   200,000        15,640,000
                                                                          --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.7%
Nuveen Investments, Class A.................................   250,000         9,847,500
                                                                          --------------

PACKAGED FOODS  0.5%
Pilgrims Pride Corp. .......................................   200,000         7,280,000
                                                                          --------------

PHARMACEUTICALS  5.6%
Forest Laboratories, Inc. (a)...............................   250,000         9,742,500
Kos Pharmaceuticals, Inc. (a)...............................   200,000        13,386,000
Medicis Pharmaceutical Corp., Class A.......................   500,000        16,280,000
New River Pharmaceuticals, Inc. (a).........................   300,000        14,382,000
Roche Holdings AG--ADR (Switzerland)........................   200,000        13,946,100
Shire Pharmaceuticals Group PLC--ADR (United Kingdom).......   350,000        12,946,500
                                                                          --------------
                                                                              80,683,100
                                                                          --------------
PROPERTY & CASUALTY  0.6%
First American Corp. .......................................   200,000         9,134,000
                                                                          --------------

PUBLISHING  1.9%
Getty Images, Inc. (a)......................................   150,000        12,906,000
McGraw-Hill Co., Inc. ......................................   300,000        14,412,000
                                                                          --------------
                                                                              27,318,000
                                                                          --------------
RAILROADS  0.8%
Burlington Northern Santa Fe Corp. .........................   200,000        11,960,000
                                                                          --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  0.4%
St. Joe Co. ................................................   100,000         6,245,000
                                                                          --------------

REGIONAL BANKS  0.5%
Compass Bancshares, Inc. ...................................   150,000         6,874,500
                                                                          --------------

See Notes to Financial Statements                                             17

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
RESTAURANTS  0.6%
Darden Restaurants, Inc. ...................................   300,000    $    9,111,000
                                                                          --------------

SEMICONDUCTOR EQUIPMENT  1.2%
Teradyne, Inc. (a)..........................................   500,000         8,250,000
Tessera Technologies, Inc. (a)..............................   300,000         8,973,000
                                                                          --------------
                                                                              17,223,000
                                                                          --------------
SEMICONDUCTORS  4.5%
Advanced Micro Devices, Inc. (a)............................   300,000         7,560,000
Altera Corp. (a)............................................   500,000         9,555,000
Broadcom Corp., Class A (a).................................   300,000        14,073,000
Intersil Corp. .............................................   350,000         7,623,000
Marvell Technology Group Ltd. (Bermuda) (a).................   300,000        13,833,000
National Semiconductor Corp. ...............................   500,000        13,150,000
                                                                          --------------
                                                                              65,794,000
                                                                          --------------
SPECIALIZED CONSUMER SERVICES  0.5%
Weight Watchers International, Inc. (a).....................   150,000         7,737,000
                                                                          --------------

SPECIALTY STORES  0.9%
Office Depot, Inc. (a)......................................   300,000         8,910,000
Tractor Supply Co. (a)......................................   100,000         4,565,000
                                                                          --------------
                                                                              13,475,000
                                                                          --------------
STEEL  0.6%
Nucor Corp. ................................................   150,000         8,848,500
                                                                          --------------

TECHNOLOGY DISTRIBUTORS  0.5%
Ingram Micro, Inc., Class A (a).............................   400,000         7,416,000
                                                                          --------------

THRIFTS & MORTGAGE FINANCE  0.5%
IndyMac Bancorp, Inc. ......................................   200,000         7,916,000
                                                                          --------------

TRADING COMPANIES & DISTRIBUTORS  0.5%
GATX Corp. .................................................   200,000         7,910,000
                                                                          --------------

WIRELESS TELECOMMUNICATION SERVICES  2.5%
Crown Castle International Corp. (a)........................   300,000         7,389,000
Nextel Partners, Inc., Class A (a)..........................   500,000        12,550,000
NII Holdings, Inc. (a)......................................   200,000        16,890,000
                                                                          --------------
                                                                              36,829,000
                                                                          --------------
TOTAL COMMON STOCKS  95.5%.............................................    1,383,849,556
                                                                          --------------

INVESTMENT COMPANY  1.1%
Nasdaq-100 Index Tracking Stock.............................   400,000        15,784,000
                                                                          --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                                   VALUE
----------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  96.6%
  (Cost $1,112,598,894)................................................   $1,399,633,556

REPURCHASE AGREEMENT  5.5%
State Street Bank & Trust Co. ($79,489,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.65%, dated 09/30/05, to be sold on 10/03/05 at $79,513,178)........       79,489,000
                                                                          --------------

TOTAL INVESTMENTS  102.1%
  (Cost $1,192,087,894)................................................    1,479,122,556
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.1%)..........................      (31,008,627)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,448,113,929
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             19

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $1,192,087,894).....................  $1,479,122,556
Cash........................................................             424
Receivables:
  Investments Sold..........................................       5,224,332
  Fund Shares Sold..........................................       1,433,880
  Dividends.................................................         530,655
  Interest..................................................           8,059
Other.......................................................         175,009
                                                              --------------
    Total Assets............................................   1,486,494,915
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      31,715,449
  Fund Shares Repurchased...................................       3,225,268
  Distributor and Affiliates................................       1,611,706
  Investment Advisory Fee...................................         833,101
Accrued Expenses............................................         800,621
Trustees' Deferred Compensation and Retirement Plans........         194,841
                                                              --------------
    Total Liabilities.......................................      38,380,986
                                                              --------------
NET ASSETS..................................................  $1,448,113,929
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $2,071,448,881
Net Unrealized Appreciation.................................     287,034,662
Accumulated Net Investment Loss.............................      (8,183,079)
Accumulated Net Realized Loss...............................    (902,186,535)
                                                              --------------
NET ASSETS..................................................  $1,448,113,929
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $574,957,192 and 37,452,234 shares of
    beneficial interest issued and outstanding).............  $        15.35
    Maximum sales charge (5.75%* of offering price).........             .94
                                                              --------------
    Maximum offering price to public........................  $        16.29
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $425,762,811 and 30,141,761 shares of
    beneficial interest issued and outstanding).............  $        14.13
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $70,313,831 and 4,963,006 shares of
    beneficial interest issued and outstanding).............  $        14.17
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $377,080,095 and 24,274,395 shares of
    beneficial interest issued and outstanding).............  $        15.53
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................  $  3,518,024
Interest....................................................       266,131
                                                              ------------
    Total Income............................................     3,784,155
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     5,053,564
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $987,177, $2,114,330 and $351,329,
  respectively).............................................     3,452,836
Shareholder Services........................................     2,694,961
Legal.......................................................        79,251
Custody.....................................................        60,164
Trustees' Fees and Related Expenses.........................        13,465
Other.......................................................       454,262
                                                              ------------
    Total Expenses..........................................    11,808,503
    Less Credits Earned on Cash Balances....................        16,012
                                                              ------------
    Net Expenses............................................    11,792,491
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (8,008,336)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 94,152,184
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   229,301,874
  End of the Period.........................................   287,034,662
                                                              ------------
Net Unrealized Appreciation During the Period...............    57,732,788
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $151,884,972
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $143,876,636
                                                              ============

See Notes to Financial Statements                                             21

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2005    MARCH 31, 2005
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................    $   (8,008,336)     $  (15,450,370)
Net Realized Gain.....................................        94,152,184         162,879,869
Net Unrealized Appreciation/Depreciation During the
  Period..............................................        57,732,788         (63,124,742)
                                                          --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       143,876,636          84,304,757
                                                          --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       409,995,733         276,798,344
Cost of Shares Repurchased............................      (550,739,935)       (521,808,163)
                                                          --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (140,744,202)       (245,009,819)
                                                          --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................         3,132,434        (160,705,062)
NET ASSETS:
Beginning of the Period...............................     1,444,981,495       1,605,686,557
                                                          --------------      --------------
End of the Period (Including accumulated net
  investment loss of $8,183,079 and $174,743,
  respectively).......................................    $1,448,113,929      $1,444,981,495
                                                          ==============      ==============

 22                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                 ENDED                     YEAR ENDED MARCH 31,
CLASS A SHARES               SEPTEMBER 30,   -------------------------------------------------
                                 2005         2005      2004      2003       2002       2001
                             -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $13.87       $13.05    $ 8.87    $ 12.66    $ 15.77    $ 37.44
                                ------       ------    ------    -------    -------    -------
  Net Investment Loss (a)...      (.06)        (.10)     (.12)      (.12)      (.14)      (.21)
  Net Realized and
    Unrealized Gain/Loss....      1.54          .92      4.30      (3.67)     (2.97)    (17.03)
                                ------       ------    ------    -------    -------    -------
Total from Investment
  Operations................      1.48          .82      4.18      (3.79)     (3.11)    (17.24)
Less Distributions from Net
  Realized Gain.............       -0-          -0-       -0-        -0-        -0-*      4.43
                                ------       ------    ------    -------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $15.35       $13.87    $13.05    $  8.87    $ 12.66    $ 15.77
                                ======       ======    ======    =======    =======    =======

Total Return (b)............    10.67%**      6.28%    47.13%    -29.94%    -19.70%    -49.31%
Net Assets at End of the
  Period (In millions)......    $575.0       $873.4    $953.4    $ 630.6    $ 783.4    $ 778.1
Ratio of Expenses to Average
  Net Assets................     1.41%        1.39%     1.47%      1.62%      1.43%      1.19%
Ratio of Net Investment Loss
  to Average Net Assets.....     (.89%)       (.77%)   (1.04%)    (1.26%)     (.98%)     (.75%)
Portfolio Turnover..........       60%**       140%      201%       217%       320%       270%

*   Amount is less than $.01.

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                 ENDED                     YEAR ENDED MARCH 31,
CLASS B SHARES               SEPTEMBER 30,   -------------------------------------------------
                                 2005         2005      2004      2003       2002       2001
                             -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $12.81       $12.15    $ 8.32    $ 11.97    $ 15.02    $ 36.24
                                ------       ------    ------    -------    -------    -------
  Net Investment Loss (a)...      (.11)        (.19)     (.19)      (.19)      (.23)      (.41)
  Net Realized and
    Unrealized Gain/Loss....      1.43          .85      4.02      (3.46)     (2.82)    (16.38)
                                ------       ------    ------    -------    -------    -------
Total from Investment
  Operations................      1.32          .66      3.83      (3.65)     (3.05)    (16.79)
Less Distributions from Net
  Realized Gain.............       -0-          -0-       -0-        -0-        -0-*      4.43
                                ------       ------    ------    -------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $14.13       $12.81    $12.15    $  8.32    $ 11.97    $ 15.02
                                ======       ======    ======    =======    =======    =======

Total Return (b)............    10.30%**      5.43%    46.03%    -30.49%    -20.28%    -49.72%
Net Assets at End of the
  Period (In millions)......    $425.8       $426.0    $488.0    $ 341.5    $ 541.5    $ 642.5
Ratio of Expenses to Average
  Net Assets................     2.17%        2.14%     2.23%      2.37%      2.19%      2.00%
Ratio of Net Investment Loss
  to Average Net Assets.....    (1.64%)      (1.53%)   (1.80%)    (2.00%)    (1.74%)    (1.56%)
Portfolio Turnover..........       60%**       140%      201%       217%       320%       270%

*   Amount is less than $.01.

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 24                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                 ENDED                     YEAR ENDED MARCH 31,
CLASS C SHARES               SEPTEMBER 30,   -------------------------------------------------
                                 2005         2005      2004      2003       2002       2001
                             -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $12.85       $12.18    $ 8.35    $ 12.00    $ 15.07    $ 36.33
                                ------       ------    ------    -------    -------    -------
  Net Investment Loss (a)...      (.11)        (.19)     (.19)      (.19)      (.23)      (.40)
  Net Realized and
    Unrealized Gain/Loss....      1.43          .86      4.02      (3.46)     (2.84)    (16.43)
                                ------       ------    ------    -------    -------    -------
Total from Investment
  Operations................      1.32          .67      3.83      (3.65)     (3.07)    (16.83)
Less Distributions from Net
  Realized Gain.............       -0-          -0-       -0-        -0-        -0-*      4.43
                                ------       ------    ------    -------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $14.17       $12.85    $12.18    $  8.35    $ 12.00    $ 15.07
                                ======       ======    ======    =======    =======    =======

Total Return (b)............    10.27%**      5.50%    45.87%    -30.42%    -20.35%    -49.71%
Net Assets at End of the
  Period (In millions)......    $ 70.3       $ 71.9    $ 88.4    $  68.8    $ 125.0    $ 152.9
Ratio of Expenses to Average
  Net Assets................     2.17%        2.15%     2.24%      2.37%      2.19%      2.00%
Ratio of Net Investment Loss
  to Average Net Assets.....    (1.64%)      (1.54%)   (1.81%)    (2.01%)    (1.74%)    (1.56%)
Portfolio Turnover..........       60%**       140%      201%       217%       320%       270%

*   Amount is less than $.01.

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             25

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS                                           OCTOBER 16, 2000
                                 ENDED              YEAR ENDED MARCH 31,           (COMMENCEMENT OF
CLASS I SHARES               SEPTEMBER 30,   -----------------------------------    OPERATIONS) TO
                                 2005         2005     2004     2003      2002      MARCH 31, 2001
                             ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $14.02       $13.16   $ 8.92   $ 12.70   $ 15.78       $ 33.58
                                ------       ------   ------   -------   -------       -------
  Net Investment Loss (a)...      (.04)        (.07)    (.09)     (.10)     (.10)         (.05)
  Net Realized and
    Unrealized Gain/Loss....      1.55          .93     4.33     (3.68)    (2.98)       (13.32)
                                ------       ------   ------   -------   -------       -------
Total from Investment
  Operations................      1.51          .86     4.24     (3.78)    (3.08)       (13.37)
Less Distributions from Net
  Realized Gain.............       -0-          -0-      -0-       -0-       -0-*         4.43
                                ------       ------   ------   -------   -------       -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $15.53       $14.02   $13.16   $  8.92   $ 12.70       $ 15.78
                                ======       ======   ======   =======   =======       =======

Total Return (b)............  10.77%**        6.53%   47.53%   -29.76%   -19.50%       -42.49%**
Net Assets at End of the
  Period (In millions)......    $377.1       $ 73.7   $ 75.8   $  49.6   $  74.4       $  89.1
Ratio of Expenses to Average
  Net Assets................     1.15%        1.14%    1.22%     1.36%     1.18%         1.08%
Ratio of Net Investment Loss
  to Average Net Assets.....     (.57%)       (.52%)   (.79%)   (1.00%)    (.73%)        (.49%)
Portfolio Turnover..........       60%**       140%     201%      217%      320%          270%

*   Amount is less than $.01.

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 26                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Aggressive Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust (the "Trust"), a Delaware statutory trust which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on May 29, 1996 with three classes of common shares, Class A, Class B and Class C. The distribution of the Fund's Class I Shares commenced on October 16, 2000. Prior to July 30, 2004, the Class I Shares of the Fund were designated as Class D Shares. All issued and outstanding Class D Shares were redesignated as Class I Shares as of that date.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $996,324,156, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$629,540,416................................................  March 31, 2010
 366,783,740................................................  March 31, 2011

    At September 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,192,087,894
                                                              ==============
Gross tax unrealized appreciation...........................  $  301,958,550
Gross tax unrealized depreciation...........................     (14,923,888)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  287,034,662
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2005, the Fund's custody fee was reduced by $16,012 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the six months ended September 30, 2005, the Fund recognized expenses of approximately $25,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

each fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $96,800 representing Van Kampen Investment Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $2,399,000 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $121,800 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $127,616.

3. CAPITAL TRANSACTIONS

At September 30, 2005, capital aggregated $751,522,576, $684,522,149,
$176,791,503 and $458,612,653 for Classes A, B, C and I, respectively. For the six months ended September 30, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    4,838,099    $  69,078,993
  Class B...................................................    1,937,411       25,599,960
  Class C...................................................      162,513        2,148,067
  Class I...................................................   20,447,866      313,168,713
                                                              -----------    -------------
Total Sales.................................................   27,385,889    $ 409,995,733
                                                              ===========    =============
Repurchases:
  Class A...................................................  (30,360,681)   $(451,833,515)
  Class B...................................................   (5,043,580)     (66,797,987)
  Class C...................................................     (792,608)     (10,503,953)
  Class I...................................................   (1,431,039)     (21,604,480)
                                                              -----------    -------------
Total Repurchases...........................................  (37,627,908)   $(550,739,935)
                                                              ===========    =============

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    At March 31, 2005, capital aggregated $1,134,277,098, $725,720,176,
$185,147,389 and $167,048,420 for Classes A, B, C and I, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   15,090,412    $ 197,807,545
  Class B...................................................    5,206,724       63,462,560
  Class C...................................................      683,737        8,297,036
  Class I...................................................      543,215        7,231,203
                                                              -----------    -------------
Total Sales.................................................   21,524,088    $ 276,798,344
                                                              ===========    =============
Repurchases:
  Class A...................................................  (25,173,397)   $(330,784,901)
  Class B...................................................  (12,133,849)    (148,194,787)
  Class C...................................................   (2,347,473)     (28,813,842)
  Class I...................................................   (1,046,736)     (14,014,633)
                                                              -----------    -------------
Total Repurchases...........................................  (40,701,455)   $(521,808,163)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2005 and the year ended March 31, 2005, 798,840 and 2,870,424 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended September 30, 2005 and the year ended March 31, 2005, 7,524 and 21,295 Class C Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

made within five years of the purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $58,700 and CDSC on redeemed shares of approximately $276,000. Sales charges do not represent expenses of the Fund.

4. REDEMPTION FEES

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended September 30, 2005, the Fund received redemption fees of approximately $16, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $855,363,612 and $1,024,926,160, respectively.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $5,017,500 and $88,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2005, are payments retained by Van Kampen of approximately $1,681,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $506,100.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN AGGRESSIVE GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  70, 170, 270
                                                                 AGG SAR 11/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02661P-Y09/05

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Value Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/05

                             A SHARES            B SHARES            C SHARES          I SHARES
                          since 6/21/99       since 6/21/99       since 6/21/99      since 8/12/05
--------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
                           W/O     SALES       W/O     SALES       W/O     SALES          W/O
AVERAGE ANNUAL            SALES    CHARGE     SALES    CHARGE     SALES    CHARGE        SALES
TOTAL RETURNS            CHARGES   5.75%     CHARGES   5.00%     CHARGES   1.00%        CHARGES

Since Inception          12.17%    11.12%    11.31%    11.31%    11.34%    11.34%        0.21%

5-Year                   13.21     11.88     12.35     12.16     12.37     12.37          n/a

1-Year                   19.26     12.41     18.36     13.36     18.48     17.48          n/a

6-Month                   9.03      2.74      8.59      3.59      8.64      7.64          n/a
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Russell 2000 Value Index is generally representative of the U.S. market for small-capitalization stocks. It contains securities that value managers typically select from the Russell 2000 Index. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

Van Kampen Small Cap Value Fund is managed by the Adviser's Small/Mid-Cap Value team.(1) The current member of the team is Richard Glass, Executive Director of the Adviser.

MARKET CONDITIONS

Despite record-high oil prices, mixed economic data, ongoing increases in the federal funds target rate, and the devastation of hurricanes Katrina and Rita, the domestic stock market advanced during the six month period ended September 30, 2005, though at a far from even pace.

The period opened on a rather downbeat note. Disappointing economic data, pervasive inflation concerns, and the intentions of the Federal Open Market Committee (the Fed) contributed to a climate of unease. Sentiment improved noticeably in May, sparking a rebound that continued through July. Although oil prices remained stubbornly high, benign headline data and comments from the Fed temporarily allayed inflationary concerns. Generally good corporate earnings, better economic data, improved consumer confidence, and merger-and-acquisition activity also combined to push stocks higher.

This optimistic climate was relatively short-lived, however. In August, the Fed increased the federal funds target rate once again, rekindling anxiety about inflation and the pace of economic growth. As hurricane season unfolded and the geopolitical landscape clouded, the markets also refocused attention on rising fuel prices and the potential impact of energy costs on consumer sentiment and corporate profitability. Apprehension grew to even higher levels during the weeks following Hurricane Katrina. Oil prices soared to new heights, consumer confidence fell sharply, and the pace of economic growth became uncertain. Many investors were also discouraged by the Fed's reluctance to step away from its tightening program.

Broadly speaking, larger capitalization stocks lagged smaller-cap issues, with mid caps posting the strongest gains. Within the fund's benchmark, the Russell 2000 Value Index, the energy sector continued to set the pace, propelled by high commodity prices and increasing demand. The heavy industry and transportation sector also advanced briskly, due to strength in a range of industries. Meanwhile, the health care sector generated notable gains, boosted by pharmaceuticals, biotechnology, and health technology issues. In contrast, basic resources lagged, slowed markedly by basic and specialty chemicals. Within the retail sector, discount retailers and restaurants also fell short. Amid concerns of a drop-off in consumer spending and sentiment, consumer staples were weak overall, with lackluster performance from food and tobacco stocks.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 9.03 percent for the six months ended September 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 2000(R) Value Index, returned 8.33 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

--------------------------------------------------------
                                       RUSSELL
                                       2000(R)
      CLASS A   CLASS B   CLASS C    VALUE INDEX

       9.03%     8.59%     8.64%        8.33%
--------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Stocks from diverse industries contributed positively to performance. As the result of individual stock selection decisions--rather than a "top-down" call on the merits of the sector--the fund was overweighted in the heavy industry/transportation sector versus the benchmark, and this positioning enhanced relative returns. Moreover, news of pending acquisitions fueled the appreciation of several holdings within the group. Shipping and freight exposure, aerospace, and business services stocks further buoyed performance. Within consumer services, our value-driven criteria led us to own a number of publishing and broadcasting stocks which appreciated for a range of company-specific reasons, including the solid execution of business strategies. Lodging exposure turned out to be beneficial as well. Also on the upside, security selection within the consumer durables sector had a positive impact.

In contrast, the fund was hindered by its exposure to the mortgage origination and insurance industries. Retail stocks tempered gains, due to a variety of factors, such as declining "same store sales" data (which compares the sales at a store versus the previous year). That said, an underweighting in retail stocks relative to the benchmark had somewhat of a mitigating effect, given the lackluster performance of the sector overall. The fund's restaurant stocks lagged as well. Within its health care holdings, health services exposure clipped the fund's pace. Relative performance was also limited by our avoidance of a number of stronger-performing pharmaceutical and biotechnology stocks included within the benchmark. Because of their more lofty valuations, these stocks fell beyond the parameters of our long-term value discipline.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 9/30/05
Apria Healthcare Group, Inc.                                      3.5%
Intrawest Corp.                                                   2.5
Pacer International, Inc.                                         2.3
TBC Corp.                                                         2.1
Corn Products International, Inc.                                 2.0
DRS Technologies, Inc.                                            1.9
Gevity HR, Inc.                                                   1.9
Acuity Brands, Inc.                                               1.9
Laidlaw International, Inc.                                       1.8
MSC Software Corp.                                                1.8

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
Reinsurance                                                       5.8%
Diversified Commercial Services                                   5.2
Real Estate Investment Trusts                                     4.5
Regional Banks                                                    4.2
Industrial Machinery                                              4.0
Health Care Distributors                                          3.5
Application Software                                              3.3
Communications Equipment                                          3.2
Oil & Gas Equipment & Services                                    3.1
Property & Casualty                                               3.0
Aerospace & Defense                                               2.9
Electrical Components & Equipment                                 2.9
Oil & Gas Exploration & Production                                2.9
Agricultural Products                                             2.8
Personal Products                                                 2.6
Hotels, Resorts & Cruise Lines                                    2.5
IT Consulting & Other Services                                    2.5
Air Freight & Logistics                                           2.3
Restaurants                                                       2.3
Specialty Chemicals                                               2.3
Gas Utilities                                                     2.2
Commercial Printing                                               2.1
Specialty Stores                                                  2.1
Electronic Equipment Manufacturers                                2.0
Trucking                                                          1.8
Computer Hardware                                                 1.6
Health Care Equipment                                             1.5
Computer Storage & Peripherals                                    1.4
Life & Health Insurance                                           1.4
Thrifts & Mortgage Finance                                        1.4
Trucks                                                            1.4
Specialized Consumer Services                                     1.3
Paper Products                                                    1.2
Publishing                                                        1.2
Advertising                                                       1.1
Broadcasting & Cable TV                                           1.1
Electric Utilities                                                1.1
Apparel Retail                                                    1.0
Consumer Finance                                                  1.0
Homefurnishing Retail                                             0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
                                       (continued from previous page)
Household Products                                                0.9
Packaged Foods & Meats                                            0.9
Systems Software                                                  0.9
Diversified Chemicals                                             0.8
Home Furnishings                                                  0.7
Wireless Telecommunication Services                               0.4
Auto Parts & Equipment                                            0.1
                                                                -----
Total Long-Term Investments                                      99.3%
Short-Term Investments                                            1.1
Total Investments                                               100.4
Liabilities in Excess of Other Assets                            (0.4)
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/05 - 9/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        BEGINNING         ENDING        EXPENSES PAID
                                                      ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                      ------------------------------------------------
                                                         4/1/05           9/30/05       4/1/05-9/30/05
Class A
 Actual.............................................    $1,000.00        $1,090.27          $ 7.18
 Hypothetical.......................................     1,000.00         1,018.17            6.93
 (5% annual return before expenses)
Class B
 Actual.............................................     1,000.00         1,085.90           11.14
 Hypothetical.......................................     1,000.00         1,014.37           10.76
 (5% annual return before expenses)
Class C
 Actual.............................................     1,000.00         1,086.40           10.98
 Hypothetical.......................................     1,000.00         1,014.57           10.61
 (5% annual return before expenses)
Class I
 Actual.............................................     1,000.00         1,002.14            1.43
 Hypothetical.......................................     1,000.00         1,023.67            5.73
 (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, 2.13%, 2.10%, and 1.13% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through September 30, 2005.

Assumes all dividends and distributions were reinvested.
 8

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  99.3%
ADVERTISING  1.1%
RH Donnelley Corp. (a)......................................    63,200    $  3,998,032
                                                                          ------------

AEROSPACE & DEFENSE  2.9%
DRS Technologies, Inc. .....................................   143,500       7,083,160
Moog, Inc., Class A (a).....................................   130,900       3,864,168
                                                                          ------------
                                                                            10,947,328
                                                                          ------------
AGRICULTURAL PRODUCTS  2.8%
Corn Products International, Inc. ..........................   359,400       7,249,098
Delta & Pine Land Co. ......................................   125,400       3,311,814
                                                                          ------------
                                                                            10,560,912
                                                                          ------------
AIR FREIGHT & LOGISTICS  2.3%
Pacer International, Inc. ..................................   327,600       8,635,536
                                                                          ------------

APPAREL RETAIL  1.0%
Stage Stores, Inc. .........................................   136,050       3,655,664
                                                                          ------------

APPLICATION SOFTWARE  3.3%
CCC Information Services Group, Inc. (a)....................   206,839       5,404,703
MSC Software Corp. (a)......................................   432,349       6,796,526
                                                                          ------------
                                                                            12,201,229
                                                                          ------------
AUTO PARTS & EQUIPMENT  0.1%
Tenneco Automotive, Inc. (a)................................    27,900         488,529
                                                                          ------------

BROADCASTING & CABLE TV  1.1%
Sinclair Broadcast Group, Inc., Class A.....................   471,300       4,180,431
                                                                          ------------

COMMERCIAL PRINTING  2.1%
Banta Corp. ................................................    94,400       4,804,016
Cenveo, Inc. (a)............................................   287,300       2,979,301
                                                                          ------------
                                                                             7,783,317
                                                                          ------------
COMMUNICATIONS EQUIPMENT  3.2%
ADTRAN, Inc. ...............................................   128,600       4,050,900
Belden CDT, Inc. ...........................................   291,200       5,658,016
EMS Technologies, Inc. (a)..................................   141,900       2,322,903
                                                                          ------------
                                                                            12,031,819
                                                                          ------------
COMPUTER HARDWARE  1.6%
Intergraph Corp. (a)........................................   134,500       6,013,495
                                                                          ------------

COMPUTER STORAGE & PERIPHERALS  1.4%
Electronics for Imaging, Inc. (a)...........................   232,400       5,331,256
                                                                          ------------

CONSUMER FINANCE  1.0%
Collegiate Funding Services (a).............................   263,100       3,896,511
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY  1.4%
Terex Corp. (a).............................................   105,310    $  5,205,473
                                                                          ------------

DIVERSIFIED CHEMICALS  0.8%
Hercules, Inc. (a)..........................................   250,738       3,064,018
                                                                          ------------

DIVERSIFIED COMMERCIAL SERVICES  5.2%
Brinks Co. .................................................   128,700       5,284,422
Geo Group, Inc. (a).........................................   173,300       4,592,450
Gevity HR, Inc. ............................................   259,600       7,071,504
School Specialty, Inc. (a)..................................    45,600       2,224,368
                                                                          ------------
                                                                            19,172,744
                                                                          ------------
ELECTRIC UTILITIES  1.1%
PNM Resources, Inc. ........................................   141,950       4,069,707
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  2.9%
Acuity Brands, Inc. ........................................   231,600       6,871,572
General Cable Corp. (a).....................................   227,260       3,817,968
                                                                          ------------
                                                                            10,689,540
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  2.0%
Lipman Electronic Engineering (Israel) (a)..................   152,800       3,210,328
LoJack Corp. (a)............................................    88,708       1,875,287
Methode Electronics, Inc. ..................................   216,100       2,489,472
                                                                          ------------
                                                                             7,575,087
                                                                          ------------
GAS UTILITIES  2.2%
AGL Resources, Inc. ........................................   123,300       4,575,663
UGI Corp. ..................................................   128,100       3,606,015
                                                                          ------------
                                                                             8,181,678
                                                                          ------------
HEALTH CARE DISTRIBUTORS  3.5%
Apria Healthcare Group, Inc. (a)............................   402,700      12,850,157
                                                                          ------------

HEALTH CARE EQUIPMENT  1.5%
Bio-Rad Laboratories, Inc., Class A (a).....................   103,610       5,697,514
                                                                          ------------

HOME FURNISHINGS  0.7%
La-Z-Boy, Inc. .............................................   207,700       2,739,563
                                                                          ------------

HOMEFURNISHING RETAIL  0.9%
Linens N Things, Inc. (a)...................................   127,800       3,412,260
                                                                          ------------

HOTELS  2.5%
Intrawest Corp. (Canada)....................................   336,800       9,194,640
                                                                          ------------

HOUSEHOLD PRODUCTS  0.9%
Central Garden & Pet Co. (a)................................    72,400       3,276,100
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY  4.0%
Albany International Corp., Class A.........................   144,300    $  5,320,341
CIRCOR International, Inc. .................................   166,863       4,580,389
Watts Water Technologies, Inc., Class A.....................   175,100       5,051,635
                                                                          ------------
                                                                            14,952,365
                                                                          ------------
IT CONSULTING & OTHER SERVICES  2.5%
Gartner, Inc. (a)...........................................   239,300       2,797,417
MAXIMUS, Inc. ..............................................   179,800       6,427,850
                                                                          ------------
                                                                             9,225,267
                                                                          ------------
LIFE & HEALTH INSURANCE  1.4%
Conseco, Inc. (a)...........................................   240,800       5,083,288
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES  3.1%
Superior Energy Services, Inc. (a)..........................   210,220       4,853,980
Universal Compression Holdings, Inc. (a)....................   163,870       6,517,110
                                                                          ------------
                                                                            11,371,090
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  2.9%
Denbury Resources, Inc. (a).................................   113,400       5,719,896
St. Mary Land & Exploration Co. ............................   137,140       5,019,324
                                                                          ------------
                                                                            10,739,220
                                                                          ------------
PACKAGED FOODS  0.9%
Ralcorp Holdings, Inc. (a)..................................    75,800       3,177,536
                                                                          ------------

PAPER PRODUCTS  1.2%
Rock-Tenn Co., Class A......................................   289,600       4,372,960
                                                                          ------------

PERSONAL PRODUCTS  2.6%
Elizabeth Arden, Inc. (a)...................................   196,600       4,242,628
NBTY, Inc. (a)..............................................   230,000       5,405,000
                                                                          ------------
                                                                             9,647,628
                                                                          ------------
PROPERTY & CASUALTY  3.0%
ProAssurance Corp. (a)......................................   132,999       6,207,063
United America Indemnity (Cayman Islands) (a)...............   278,847       5,116,842
                                                                          ------------
                                                                            11,323,905
                                                                          ------------
PUBLISHING  1.2%
Proquest Co. (a)............................................   125,700       4,550,340
                                                                          ------------

REAL ESTATE INVESTMENT TRUSTS  4.5%
Anthracite Capital, Inc. ...................................   416,800       4,826,544
Heritage Property Investment Trust, Inc. ...................    90,200       3,157,000
Kilroy Realty Corp. ........................................    41,000       2,297,230
Meristar Hospitality Corp. (a)..............................   398,900       3,641,957
Parkway Properties, Inc. ...................................    57,100       2,679,132
                                                                          ------------
                                                                            16,601,863
                                                                          ------------
REINSURANCE  5.8%
Max Re Capital Ltd. (Bermuda)...............................   163,900       4,063,081
NYMAGIC, Inc. ..............................................    92,000       2,238,360

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
REINSURANCE (CONTINUED)
Platinum Underwriters Holdings Ltd. (Bermuda)...............   158,700    $  4,743,543
Reinsurance Group of America, Inc. .........................   147,400       6,588,780
Triad Guaranty, Inc. (a)....................................    99,399       3,898,429
                                                                          ------------
                                                                            21,532,193
                                                                          ------------
REGIONAL BANKS  4.2%
Alabama National Bank Corp. ................................    28,400       1,815,896
Central Pacific Financial Corp. ............................    68,800       2,420,384
Greater Bay Bancorp.........................................    73,800       1,818,432
Integra Bank Corp. .........................................   116,280       2,523,276
MB Financial Corp. .........................................    71,250       2,777,325
Provident Bankshares Corp. .................................    81,400       2,831,092
Westamerica Bancorp.........................................    25,300       1,306,745
                                                                          ------------
                                                                            15,493,150
                                                                          ------------
RESTAURANTS  2.3%
AFC Enterprises, Inc. (a)...................................   364,900       4,210,946
Denny's Corp. (a)...........................................  1,068,700      4,435,105
                                                                          ------------
                                                                             8,646,051
                                                                          ------------
SPECIALIZED CONSUMER SERVICES  1.3%
Jackson Hewitt Tax Service, Inc. ...........................   200,400       4,791,564
                                                                          ------------

SPECIALTY CHEMICALS  2.3%
Cytec Industries, Inc. .....................................   129,800       5,630,724
OM Group, Inc. (a)..........................................   152,900       3,077,877
                                                                          ------------
                                                                             8,708,601
                                                                          ------------
SPECIALTY STORES  2.1%
TBC Corp. (a)...............................................   228,085       7,866,652
                                                                          ------------

SYSTEMS SOFTWARE  0.9%
Hummingbird Ltd. (Canada) (a)...............................   143,450       3,198,935
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  1.4%
First Niagara Financial Group, Inc. ........................   243,283       3,513,007
Provident New York Bancorp..................................   159,110       1,856,814
                                                                          ------------
                                                                             5,369,821
                                                                          ------------
TRUCKING  1.8%
Laidlaw International, Inc. ................................   281,700       6,808,689
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  0.4%
Syniverse Hldgs, Inc. (a)...................................   107,100       1,649,340
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  99.3%
  (Cost $273,942,808)..................................................    369,962,998

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  1.1%
State Street Bank & Trust Co. ($4,030,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.65%, dated 09/30/05, to be sold on 10/03/05 at $4,031,226)
  (Cost $4,030,000)....................................................   $  4,030,000
                                                                          ------------

TOTAL INVESTMENTS  100.4%
  (Cost $277,972,808)..................................................    373,992,998
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)..........................     (1,663,054)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $372,329,944
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $277,972,808).......................  $373,992,998
Cash........................................................           137
Receivables:
  Investments Sold..........................................     1,207,326
  Dividends.................................................       391,509
  Fund Shares Sold..........................................       126,789
  Interest..................................................           409
Other.......................................................        53,139
                                                              ------------
    Total Assets............................................   375,772,307
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,983,755
  Fund Shares Repurchased...................................       539,157
  Distributor and Affiliates................................       383,837
  Investment Advisory Fee...................................       205,386
Accrued Expenses............................................       247,735
Trustees' Deferred Compensation and Retirement Plans........        82,493
                                                              ------------
    Total Liabilities.......................................     3,442,363
                                                              ------------
NET ASSETS..................................................  $372,329,944
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $235,574,096
Net Unrealized Appreciation.................................    96,020,190
Accumulated Net Realized Gain...............................    40,308,211
Accumulated Undistributed Net Investment Income.............       427,447
                                                              ------------
NET ASSETS..................................................  $372,329,944
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $148,766,230 and 7,946,881 shares of
    beneficial interest issued and outstanding).............  $      18.72
    Maximum sales charge (5.75%* of offering price).........          1.14
                                                              ------------
    Maximum offering price to public........................  $      19.86
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $127,839,452 and 7,121,945 shares of
    beneficial interest issued and outstanding).............  $      17.95
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $37,855,001 and 2,105,707 shares of
    beneficial interest issued and outstanding).............  $      17.98
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $57,869,261 and 3,091,222 shares of
    beneficial interest issued and outstanding).............  $      18.72
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued
Statement of Operations
For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $3,290)......  $ 3,474,641
Interest....................................................      133,308
                                                              -----------
    Total Income............................................    3,607,949
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,244,592
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and I of $235,450, $650,103, $181,345 and $0,
  respectively).............................................    1,066,898
Shareholder Services........................................      590,063
Legal.......................................................       33,218
Custody.....................................................       24,215
Trustees' Fees and Related Expenses.........................       12,108
Other.......................................................      197,167
                                                              -----------
    Total Expenses..........................................    3,168,261
    Less Credits Earned on Cash Balances....................        3,241
                                                              -----------
    Net Expenses............................................    3,165,020
                                                              -----------
NET INVESTMENT INCOME.......................................  $   442,929
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $27,627,211
  Foreign Currency Transactions.............................         (463)
                                                              -----------
Net Realized Gain...........................................   27,626,748
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   92,508,538
  End of the Period.........................................   96,020,190
                                                              -----------
Net Unrealized Appreciation During the Period...............    3,511,652
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $31,138,400
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $31,581,329
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued
Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2005    MARCH 31, 2005
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss............................    $     442,929        $ (2,362,406)
Net Realized Gain.....................................       27,626,748          25,822,733
Net Unrealized Appreciation During the Period.........        3,511,652           6,757,566
                                                          -------------        ------------
Change in Net Assets from Operations..................       31,581,329          30,217,893
                                                          -------------        ------------

Distributions from Net Realized Gain:
  Class A Shares......................................              -0-          (6,894,967)
  Class B Shares......................................              -0-          (4,737,481)
  Class C Shares......................................              -0-          (1,405,902)
  Class I Shares......................................              -0-                 -0-
                                                          -------------        ------------
Total Distributions...................................              -0-         (13,038,350)
                                                          -------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       31,581,329          17,179,543
                                                          -------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       80,076,597          52,197,556
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................              -0-          12,269,717
Cost of Shares Repurchased............................     (110,953,358)        (93,461,091)
                                                          -------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (30,876,761)        (28,993,818)
                                                          -------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................          704,568         (11,814,275)
NET ASSETS:
Beginning of the Period...............................      371,625,376         383,439,651
                                                          -------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $427,447 and ($15,482),
  respectively).......................................    $ 372,329,944        $371,625,376
                                                          =============        ============

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                  ENDED                       YEAR ENDED MARCH 31,
CLASS A SHARES                SEPTEMBER 30,   -----------------------------------------------------
                                  2005         2005        2004        2003       2002        2001
                              ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $17.17       $16.28      $10.62      $ 14.13    $11.59      $ 9.81
                                 ------       ------      ------      -------    ------      ------
  Net Investment
    Income/Loss..............       .06(a)      (.05)(a)    (.07)(a)     (.05)      .02(a)      .06
  Net Realized and Unrealized
    Gain/Loss................      1.49         1.52        5.73        (3.31)     2.53        2.15
                                 ------       ------      ------      -------    ------      ------
Total from Investment
  Operations.................      1.55         1.47        5.66        (3.36)     2.55        2.21
                                 ------       ------      ------      -------    ------      ------
Less:
  Distributions from Net
    Investment Income........       -0-          -0-         -0-          -0-       -0-(c)      .04
  Distributions from Net
    Realized Gain............       -0-          .58         -0-          .15       .01         .39
                                 ------       ------      ------      -------    ------      ------
Total Distributions..........       -0-          .58         -0-          .15       .01         .43
                                 ------       ------      ------      -------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $18.72       $17.17      $16.28      $ 10.62    $14.13      $11.59
                                 ======       ======      ======      =======    ======      ======

Total Return* (b)............     9.03%**      9.12%      53.30%      -23.84%    22.07%      22.63%
Net Assets at End of the
  Period (In millions).......    $148.8       $202.2      $204.8      $ 118.2    $ 73.2      $ 15.0
Ratio of Expenses to Average
  Net Assets*................     1.37%        1.45%       1.50%        1.50%     1.50%       1.50%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*....................      .62%        (.30%)      (.49%)       (.39%)     .14%        .74%
Portfolio Turnover...........       20%**        40%         48%          66%      101%         27%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets......       N/A          N/A       1.50%        1.59%     1.63%       2.71%
   Ratio of Net Investment
     Income/Loss to Average
     Net Assets..............       N/A          N/A       (.49%)       (.48%)     .01%       (.47%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01.

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                  ENDED                       YEAR ENDED MARCH 31,
CLASS B SHARES                SEPTEMBER 30,   -----------------------------------------------------
                                  2005         2005        2004        2003       2002        2001
                              ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $16.53       $15.81      $10.39      $ 13.94    $11.52      $ 9.78
                                 ------       ------      ------      -------    ------      ------
  Net Investment
    Income/Loss..............      (.02)(a)     (.17)(a)    (.17)(a)     (.12)     (.08)(a)     -0-
  Net Realized and Unrealized
    Gain/Loss................      1.44         1.47        5.59        (3.28)     2.51        2.13
                                 ------       ------      ------      -------    ------      ------
Total from Investment
  Operations.................      1.42         1.30        5.42        (3.40)     2.43        2.13
Less Distributions from Net
  Realized Gain..............       -0-          .58         -0-          .15       .01         .39
                                 ------       ------      ------      -------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $17.95       $16.53      $15.81      $ 10.39    $13.94      $11.52
                                 ======       ======      ======      =======    ======      ======

Total Return* (b)............     8.59%**      8.31%      52.17%      -24.46%    21.12%      22.05%
Net Assets at End of the
  Period (In millions).......    $127.8       $131.4      $135.0      $  85.2    $ 86.6      $ 13.0
Ratio of Expenses to Average
  Net Assets*................     2.13%        2.21%       2.25%        2.25%     2.25%       2.25%
Ratio of Net Investment Loss
  to Average Net Assets*.....     (.19%)      (1.06%)     (1.24%)      (1.13%)    (.61%)      (.01%)
Portfolio Turnover...........       20%**        40%         48%          66%      101%         27%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets......       N/A          N/A       2.25%        2.34%     2.38%       3.46%
   Ratio of Net Investment
     Loss to Average Net
     Assets..................       N/A          N/A      (1.24%)      (1.22%)    (.74%)     (1.22%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                 ENDED                       YEAR ENDED MARCH 31,
CLASS C SHARES               SEPTEMBER 30,   -----------------------------------------------------
                                 2005         2005        2004      2003         2002        2001
                             ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $16.55       $15.83      $10.40    $ 13.95      $11.52      $ 9.78
                                ------       ------      ------    -------      ------      ------
  Net Investment
    Income/Loss.............      (.01)(a)     (.16)(a)    (.17)(a)    (.13)      (.08)(a)     -0-
  Net Realized and
    Unrealized Gain/Loss....      1.44         1.46        5.60      (3.27)       2.52        2.13
                                ------       ------      ------    -------      ------      ------
Total from Investment
  Operations................      1.43         1.30        5.43      (3.40)       2.44        2.13
Less Distributions from Net
  Realized Gain.............       -0-          .58         -0-        .15         .01         .39
                                ------       ------      ------    -------      ------      ------
NET ASSET VALUE, END OF THE
  PERIOD....................    $17.98       $16.55      $15.83    $ 10.40      $13.95      $11.52
                                ======       ======      ======    =======      ======      ======

Total Return* (b)...........     8.64%**(c)   8.30%(c)   52.21%    -24.44%      21.21%      22.04%
Net Assets at End of the
  Period (In millions)......    $ 37.9       $ 38.0      $ 43.7    $  25.8      $ 29.3      $  6.2
Ratio of Expenses to Average
  Net Assets*...............     2.10%(c)     2.16%(c)    2.25%      2.25%       2.25%       2.25%
Ratio of Net Investment Loss
  to Average Net Assets*....     (.16%)(c)   (1.01%)(c)  (1.24%)    (1.13%)      (.61%)      (.01%)
Portfolio Turnover..........       20%**        40%         48%        66%        101%         27%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets.....       N/A          N/A       2.25%      2.34%       2.38%       3.46%
   Ratio of Net Investment
     Loss to Average Net
     Assets.................       N/A          N/A      (1.24%)    (1.22%)      (.74%)     (1.22%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

 22                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             AUGUST 12, 2005
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                       CLASS I SHARES                         SEPTEMBER 30,
                                                                   2005
                                                             ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $18.68
                                                                  ------
Net Investment Income.......................................         -0-(b)
Net Realized and Unrealized Gain............................        0.04
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $18.72
                                                                  ======

Total Return (a)............................................        .21%*
Net Assets at End of the Period (In millions)...............      $ 57.9
Ratio of Expenses to Average Net Assets.....................       1.13%
Ratio of Net Investment Income to Average Net Assets........        .19%
Portfolio Turnover..........................................         20%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(b) Amount is less than $.01.

See Notes to Financial Statements                                             23

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Value Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek capital appreciation. The Fund commenced investment operations on June 21, 1999 with three classes of common shares, Class A, Class B, and Class C Shares. The distribution of the Fund's Class I shares commenced on August 12, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    At September 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $277,933,613
                                                              ============
Gross tax unrealized appreciation...........................  $100,521,284
Gross tax unrealized depreciation...........................    (4,461,899)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 96,059,385
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the fiscal year ended March 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................  $       -0-
  Long-term capital gain....................................   13,038,350
                                                              -----------
                                                              $13,038,350
                                                              ===========

    As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain........................  $12,699,062

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2005, the Fund's custody fee was reduced by $3,241 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .670%
Next $500 million...........................................     .645%
Over $1 billion.............................................     .620%

    The Adviser has agreed to waive all expenses in excess of 1.50% of Class A average net assets, 2.25% of Class B average net assets, 2.25% of Class C average net assets and 1.25% of Class I average net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended September 30, 2005, the Fund recognized expenses of approximately $7,100 representing legal services provided by Skadden, Arps, Slate, Meagher &

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $41,900, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $511,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $37,937 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $1,286.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At September 30, 2005, capital aggregated $70,020,376, $83,848,416, $23,950,593 and $57,754,711 for Classes A, B, C and I respectively. For the six months ended September 30, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................     872,464    $  15,534,238
  Class B...................................................     216,763        3,628,876
  Class C...................................................      52,186          889,084
  Class I...................................................   3,213,368       60,024,399
                                                              ----------    -------------
Total Sales.................................................   4,354,781    $  80,076,597
                                                              ==========    =============
Repurchases:
  Class A...................................................  (4,705,554)   $ (86,571,624)
  Class B...................................................  (1,043,676)     (17,940,801)
  Class C...................................................    (244,895)      (4,171,245)
  Class I...................................................    (122,146)      (2,269,688)
                                                              ----------    -------------
Total Repurchases...........................................  (6,116,271)   $(110,953,358)
                                                              ==========    =============

    At March 31, 2005, capital aggregated $141,057,762, $98,160,341 and
$27,232,754 for Classes A, B and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   2,106,104    $ 34,519,429
  Class B...................................................     963,314      15,336,823
  Class C...................................................     149,193       2,341,304
                                                              ----------    ------------
Total Sales.................................................   3,218,611    $ 52,197,556
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     392,066    $  6,618,067
  Class B...................................................     271,877       4,426,160
  Class C...................................................      75,183       1,225,490
                                                              ----------    ------------
Total Dividend Reinvestment.................................     739,126    $ 12,269,717
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,293,268)   $(53,826,647)
  Class B...................................................  (1,820,834)    (28,787,963)
  Class C...................................................    (686,261)    (10,846,481)
                                                              ----------    ------------
Total Repurchases...........................................  (5,800,363)   $(93,461,091)
                                                              ==========    ============

    Class B Shares and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2005 and the year ended March 31, 2005, 146,581 and 224,172 Class B Shares automatically

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchase of Class B Shares. For the six months ended September 30, 2005 and the year ended March 31, 2005, 0 and 487 Class C shares automatically converted to Class A Shares, respectively. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $8,200 and CDSC on redeemed shares of approximately $121,800. Sales charges do not represent expenses of the Fund.

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended September 30, 2005, the Fund did not receive redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $73,388,630 and $100,272,158, respectively.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such class of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,608,100 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2005, are payments retained by Van Kampen of approximately $669,900 and payments made to Morgan Stanley of approximately $172,400.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SMALL CAP VALUE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  78, 178, 278
                                                                 SCV SAR 11/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02689P-Y09/05

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Opportunities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/05

                             A SHARES             B SHARES             C SHARES            I SHARES
                          since 6/25/2001      since 6/25/2001      since 6/25/2001     since 3/23/2005
-------------------------------------------------------------------------------------------------------
AVERAGE                             W/MAX                W/MAX                W/MAX
ANNUAL                     W/O      5.75%       W/O      5.00%       W/O      1.00%
TOTAL                     SALES     SALES      SALES     SALES      SALES     SALES        W/O SALES
RETURNS                  CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE        CHARGES

Since Inception           5.85%      4.39%     5.06%      4.76%     5.06%      5.06%         1.82%

1-year                    9.42       3.10      8.63       3.63      8.63       7.63           n/a

6-Month                   0.25      -5.54     -0.17      -5.16     -0.17      -1.16          0.33
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500/Barra Value Index is generally representative of the U.S. market for value stocks. The S&P 500 Index is generally representative of the U.S. stock market. These indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

Van Kampen Value Opportunities Fund is managed by the adviser's Multi-Cap Value team.(1) Current members include B. Robert Baker, Jr., Jason S. Leder, and Kevin
C. Holt, Managing Directors of the Adviser.

MARKET CONDITIONS

The stock market demonstrated resiliency during the six-month period, despite a number of challenging events. The Federal Open Market Committee (the Fed) continued to raise the federal funds target rate, prompting fears that the economy could slow notably. Also overhanging the markets were rising energy prices, which threatened to feed inflationary pressure, crimp corporate profits and stifle consumer spending as consumers struggle to pay higher gasoline prices and winter heating bills. Difficulties at leading U.S. auto makers troubled some investors who believed flagging vehicle sales indicated a fatigued consumer. Hurricanes Katrina and Rita amplified existing concerns about the direction of the economy and the possibility of higher inflation.

Nonetheless, the market advanced during the six months overall. Generally speaking, companies delivered on their earnings targets and profit margins appeared healthy. Stronger balance sheets encouraged an increase in merger-and-acquisition activity, and some high-profile initial public offerings helped improve positive sentiment for stock investing. Inflation, though trending upward, was relatively contained. In this environment, the energy sector, driven by high commodity prices, continued to dominate the overall market.

PERFORMANCE ANALYSIS

The fund returned 0.25 percent for the six months ended September 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the S&P 500/Barra Value Index and the S&P 500 Index, returned 6.09 percent and 5.01 percent for the period, respectively.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
                                                 S&P 500(R)/      S&P 500
      CLASS A   CLASS B   CLASS C   CLASS I   BARRA VALUE INDEX   INDEX(R)

       0.25%    -0.17%    -0.17%     0.33%          6.09%           5.01%
--------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

(1)Team members may change without notice from time to time.
 2

The fund's underperformance relative to the S&P 500(R)/Barra Value Index was largely attributable to holdings in the paper industry. Rising commodity prices drove up the costs of the raw materials and energy used in paper production, eroding paper companies' profit margins. Additionally, languishing demand and overcapacity in the industry resulted in weak pricing power. The team believes the paper industry, like all industries within the broader materials sector, tends to move cyclically with the economy. As such, we do expect some volatility in earnings for these types of businesses over time. We are patient and continue to monitor the situation carefully. Consumer discretionary spending also detracted, for a range of reasons, such as situations with poorly received short-term merchandising strategies and low end consumer weakness driven by higher energy prices. We evaluated each situation and maintained positions when we believed that the long-term fundamentals remained compelling. Consumer staples holdings also detracted from returns relative to the S&P 500/Barra Value Index.

However, the fund did achieve gains in other sectors. Health care was a positive contributor with some stocks gaining due to company-specific factors such as improved margins and more profitable strategies. The fund benefited from holdings in the industrials sector, specifically airlines. Select airline stocks were available at very cheap valuations, as the airline industry faced significant challenges, including the rising cost of fuel, a consumer potentially less inclined to travel and rampant financial woes. However, our experience and analysis led us to believe that the market had overreacted to some extent, and we took advantage of what we perceived to be a buying opportunity. As sentiment began to brighten during the six-month period, stock prices rose. Nevertheless, we continue to keep a watchful eye on these companies' balance sheets. Financial investments also contributed positively driven by good-performing holdings, primarily insurance companies, and sector allocation.

We maintain our focus on analyzing the financial health of individual companies rather than trying to forecast broad market movements or the direction of the economy. Although market conditions have challenged us to find new investment opportunities lately, we continue to seek stocks with reasonable valuations relative to our assessment of fair value.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 9/30/05
GlaxoSmithKline Plc                                               5.0%
Smurfit-Stone Container Corp.                                     3.9
International Paper Co.                                           2.9
Citigroup, Inc.                                                   2.6
Scholastic Corp.                                                  2.4
Freddie Mac                                                       2.4
Verizon Communications, Inc.                                      2.4
AmerisourceBergen Corp.                                           2.4
Watson Pharmaceuticals, Inc.                                      2.3
SBC Communications, Inc.                                          2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
Pharmaceuticals                                                  13.3%
Integrated Telecommunication Services                             6.2
Paper Products                                                    5.1
Movies & Entertainment                                            4.4
Thrifts & Mortgage Finance                                        4.1
Paper Packaging                                                   3.9
Diversified Banks                                                 3.4
Packaged Foods & Meats                                            3.3
Property & Casualty                                               3.2
Broadcasting & Cable TV                                           3.0
Other Diversified Financial Services                              2.6
Diversified Chemicals                                             2.5
Publishing                                                        2.5
Health Care Distributors                                          2.4
Airlines                                                          2.2
Homefurnishing Retail                                             1.9
General Merchandise Stores                                        1.9
Electric Utilities                                                1.8
Aluminum                                                          1.8
Hypermarkets & Super Centers                                      1.8
Reinsurance                                                       1.7
Soft Drinks                                                       1.4
Household Products                                                1.4
Computer Hardware                                                 1.3
Electronic Manufacturing Services                                 1.3
Restaurants                                                       1.2
Multi-line Insurance                                              1.1
Data Processing & Outsourcing Services                            1.1
Asset Management & Custody Banks                                  1.0
Tobacco                                                           1.0
Brewers                                                           1.0
Investment Banking & Brokerage                                    1.0
Integrated Oil & Gas                                              0.9
Traders                                                           0.8
Specialty Chemicals                                               0.7
Apparel, Accessories & Luxury Goods                               0.7
Life & Health Insurance                                           0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 9/30/05
                                       (continued from previous page)
Oil & Gas Equipment & Services                                    0.4
Communications Equipment                                          0.1
                                                                -----
Total Long-Term Investments                                      89.8%
Short-Term Investments                                           10.6
Liabilities in Excess of Other Assets                           (0.4)
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries mentioned. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/05 - 9/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 4/1/05           9/30/05        4/1/05-9/30/05
Class A
  Actual....................................    $1,000.00        $1,002.45           $ 6.83
  Hypothetical..............................     1,000.00         1,018.27             6.88
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00           998.34            10.57
  Hypothetical..............................     1,000.00         1,014.47            10.66
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00           998.34            10.57
  Hypothetical..............................     1,000.00         1,014.47            10.66
  (5% annual return before expenses)
Class I
  Actual....................................     1,000.00         1,003.27             5.52
  Hypothetical..............................     1,000.00         1,019.47             5.57
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, 2.11%, 2.11%, and 1.10% for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  89.8%
AIRLINES  2.2%
AMR Corp. (a)...............................................   216,800    $  2,423,824
Continental Airlines, Inc., Class B (a).....................   191,100       1,846,026
                                                                          ------------
                                                                             4,269,850
                                                                          ------------
ALUMINUM  1.8%
Alcoa, Inc. ................................................   143,300       3,499,386
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  0.7%
Jones Apparel Group, Inc. ..................................    44,687       1,273,579
                                                                          ------------

ASSET MANAGEMENT & CUSTODY BANKS  1.0%
Bank of New York Co., Inc. .................................    69,200       2,035,172
                                                                          ------------

BREWERS  1.0%
Molson Coors Brewing Co., Class B...........................    31,100       1,990,711
                                                                          ------------

BROADCASTING & CABLE TV  3.0%
Clear Channel Communications, Inc. (a)......................   119,000       3,913,910
Liberty Media Corp., Class A (a)............................   249,500       2,008,475
                                                                          ------------
                                                                             5,922,385
                                                                          ------------
COMMUNICATIONS EQUIPMENT  0.1%
Nokia Corp.--ADR (Finland)..................................    16,250         274,788
                                                                          ------------

COMPUTER HARDWARE  1.3%
Dell, Inc. (a)..............................................    75,000       2,565,000
                                                                          ------------

DATA PROCESSING & OUTSOURCING SERVICES  1.1%
Affiliated Computer Services, Inc., Class A (a).............    37,400       2,042,040
                                                                          ------------

DIVERSIFIED BANKS  3.4%
Bank of America Corp. ......................................    94,800       3,991,080
Wachovia Corp. .............................................    53,700       2,555,583
                                                                          ------------
                                                                             6,546,663
                                                                          ------------
DIVERSIFIED CHEMICALS  2.5%
Dow Chemical Co. ...........................................    34,550       1,439,698
Du Pont (E.I.) de Nemours & Co. ............................    87,300       3,419,541
                                                                          ------------
                                                                             4,859,239
                                                                          ------------
ELECTRIC UTILITIES  1.8%
American Electric Power Co., Inc. ..........................    41,300       1,639,610
FirstEnergy Corp. ..........................................    36,500       1,902,380
                                                                          ------------
                                                                             3,541,990
                                                                          ------------
ELECTRONIC MANUFACTURING SERVICES  1.3%
Kemet Corp. (a).............................................   303,320       2,541,822
                                                                          ------------

GENERAL MERCHANDISE STORES  1.9%
Family Dollar Stores, Inc. .................................   183,500       3,646,145
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS  2.4%
AmerisourceBergen Corp. ....................................    60,000    $  4,638,000
                                                                          ------------

HOMEFURNISHING RETAIL  1.9%
Linens N Things, Inc. (a)...................................   141,300       3,772,710
                                                                          ------------

HOUSEHOLD PRODUCTS  1.4%
Kimberly-Clark Corp. .......................................    45,700       2,720,521
                                                                          ------------

HYPERMARKETS & SUPER CENTERS  1.8%
Wal-Mart Stores, Inc. ......................................    78,100       3,422,342
                                                                          ------------

INTEGRATED OIL & GAS  0.9%
Total SA--ADR (France)......................................    12,200       1,657,004
                                                                          ------------

INTEGRATED TELECOMMUNICATION SERVICES  6.2%
SBC Communications, Inc. ...................................   188,300       4,513,551
Sprint Nextel Corp. ........................................   121,430       2,887,605
Verizon Communications, Inc. ...............................   144,500       4,723,705
                                                                          ------------
                                                                            12,124,861
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  1.0%
Merrill Lynch & Co., Inc. ..................................    31,900       1,957,065
                                                                          ------------

LIFE & HEALTH INSURANCE  0.4%
Torchmark Corp. ............................................    15,300         808,299
                                                                          ------------

MOVIES & ENTERTAINMENT  4.4%
Time Warner, Inc. ..........................................   178,800       3,238,068
Viacom, Inc., Class B.......................................    78,400       2,587,984
Walt Disney Co. ............................................   110,490       2,666,124
                                                                          ------------
                                                                             8,492,176
                                                                          ------------
MULTI-LINE INSURANCE  1.1%
American International Group, Inc. .........................    34,700       2,150,012
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES  0.4%
Halliburton Co. ............................................    11,720         803,054
                                                                          ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.6%
Citigroup, Inc. ............................................   112,000       5,098,240
                                                                          ------------

PACKAGED FOODS & MEATS  3.3%
Kraft Foods, Inc., Class A..................................    65,800       2,012,822
Unilever N.V. (Netherlands).................................    62,900       4,494,205
                                                                          ------------
                                                                             6,507,027
                                                                          ------------
PAPER PACKAGING  3.9%
Smurfit-Stone Container Corp. (a)...........................   740,600       7,672,616
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PAPER PRODUCTS  5.1%
Georgia-Pacific Corp. ......................................   129,920    $  4,425,075
International Paper Co. ....................................   188,275       5,610,595
                                                                          ------------
                                                                            10,035,670
                                                                          ------------
PHARMACEUTICALS  13.3%
Bristol-Myers Squibb Co. ...................................   155,500       3,741,330
GlaxoSmithKline Plc--ADR (United Kingdom)...................   190,400       9,763,712
Pfizer, Inc. ...............................................    60,280       1,505,192
Roche Holdings, Inc.--ADR (Switzerland).....................    32,000       2,231,376
Schering-Plough Corp. ......................................   112,400       2,366,020
Watson Pharmaceuticals, Inc. (a)............................   123,800       4,532,318
Wyeth.......................................................    41,030       1,898,458
                                                                          ------------
                                                                            26,038,406
                                                                          ------------
PROPERTY & CASUALTY  3.2%
AMBAC Financial Group, Inc. ................................    22,700       1,635,762
Chubb Corp. ................................................    13,700       1,226,835
MBIA, Inc. .................................................    56,400       3,418,968
                                                                          ------------
                                                                             6,281,565
                                                                          ------------
PUBLISHING  2.5%
Scholastic Corp. (a)........................................   129,200       4,775,232
                                                                          ------------

REINSURANCE  1.7%
Arch Capital Group, Ltd. (Bermuda) (a)......................    50,200       2,489,418
RenaissanceRe Holdings, Ltd. (Bermuda)......................    19,500         852,735
                                                                          ------------
                                                                             3,342,153
                                                                          ------------
RESTAURANTS  1.2%
Outback Steakhouse, Inc. ...................................    66,100       2,419,260
                                                                          ------------

SOFT DRINKS  1.4%
Coca-Cola Co. ..............................................    63,300       2,733,927
                                                                          ------------

SPECIALTY CHEMICALS  0.7%
Rohm & Haas Co. ............................................    31,200       1,283,256
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  4.1%
Fannie Mae..................................................    25,600       1,147,392
Freddie Mac.................................................    83,820       4,732,477
Hudson City Bancorp, Inc. ..................................   182,000       2,165,800
                                                                          ------------
                                                                             8,045,669
                                                                          ------------
TOBACCO  1.0%
Altria Group, Inc. .........................................    27,500       2,027,025
                                                                          ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
TRADERS  0.8%
Constellation Energy Group, Inc. ...........................    24,700    $  1,521,520
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  89.8%
  (Cost $169,901,271)..................................................    175,336,380

REPURCHASE AGREEMENT  10.6%
State Street Bank & Trust Co. ($20,621,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.65%, dated 09/30/05, to be sold on 10/03/05 at $20,627,272)
  (Cost $20,621,000)...................................................     20,621,000
                                                                          ------------

TOTAL INVESTMENTS  100.4%
  (Cost $190,522,271)..................................................    195,957,380
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)..........................       (726,273)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $195,231,107
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             15

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $20,621,000 (Cost $190,522,271)...........................  $195,957,380
Cash........................................................           870
Receivables:
  Fund Shares Sold..........................................       964,590
  Dividends.................................................       276,312
  Interest..................................................         2,091
Other.......................................................        30,568
                                                              ------------
    Total Assets............................................   197,231,811
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,002,114
  Fund Shares Repurchased...................................       597,954
  Distributor and Affiliates................................       120,583
  Investment Advisory Fee...................................       119,156
Accrued Expenses............................................       106,497
Trustees' Deferred Compensation and Retirement Plans........        54,400
                                                              ------------
    Total Liabilities.......................................     2,000,704
                                                              ------------
NET ASSETS..................................................  $195,231,107
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $174,991,846
Accumulated Net Realized Gain...............................    14,249,248
Net Unrealized Appreciation.................................     5,435,109
Accumulated Undistributed Net Investment Income.............       554,904
                                                              ------------
NET ASSETS..................................................  $195,231,107
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $135,735,413 and 11,063,710 shares of
    beneficial interest issued and outstanding).............  $      12.27
    Maximum sales charge (5.75%* of offering price).........           .75
                                                              ------------
    Maximum offering price to public........................  $      13.02
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $32,352,695 and 2,684,827 shares of
    beneficial interest issued and outstanding).............  $      12.05
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $26,210,481 and 2,175,155 shares of
    beneficial interest issued and outstanding).............  $      12.05
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $932,518 and 75,934 shares of beneficial
    interest issued and outstanding)........................  $      12.28
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $24,764).....  $ 1,677,967
Interest....................................................      282,485
                                                              -----------
    Total Income............................................    1,960,452
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      699,039
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $150,147, $172,754 and $142,118,
  respectively).............................................      465,019
Shareholder Services........................................      155,798
Legal.......................................................       31,592
Custody.....................................................       13,316
Trustees' Fees and Related Expenses.........................       10,188
Other.......................................................      127,757
                                                              -----------
    Total Expenses..........................................    1,502,709
    Less Credits Earned on Cash Balances....................        4,589
                                                              -----------
    Net Expenses............................................    1,498,120
                                                              -----------
NET INVESTMENT INCOME.......................................  $   462,332
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 7,234,855
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   12,669,402
  End of the Period.........................................    5,435,109
                                                              -----------
Net Unrealized Depreciation During the Period...............   (7,234,293)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $       562
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $   462,894
                                                              ===========

See Notes to Financial Statements                                             17

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2005    MARCH 31, 2005
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................     $    462,332        $    306,429
Net Realized Gain.....................................        7,234,855          11,548,109
Net Unrealized Appreciation/Depreciation
  During the Period...................................       (7,234,293)          4,128,017
                                                           ------------        ------------
Change in Net Assets from Operations..................          462,894          15,982,555
                                                           ------------        ------------

Distributions from Net Investment Income:
  Class A Shares......................................              -0-            (226,099)
  Class B Shares......................................              -0-                 -0-
  Class C Shares......................................              -0-                 -0-
  Class I Shares......................................              -0-                 -0-
                                                           ------------        ------------
                                                                    -0-            (226,099)
                                                           ------------        ------------

Distributions from Net Realized Gain:
  Class A Shares......................................              -0-          (1,353,716)
  Class B Shares......................................              -0-            (521,274)
  Class C Shares......................................              -0-            (399,565)
  Class I Shares......................................              -0-                 -0-
                                                           ------------        ------------
                                                                    -0-          (2,274,555)
                                                           ------------        ------------
Total Distributions...................................              -0-          (2,500,654)
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...          462,894          13,481,901
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       56,971,656          82,611,858
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................              -0-           2,276,427
Cost of Shares Repurchased............................      (31,340,874)        (23,583,037)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       25,630,782          61,305,248
                                                           ------------        ------------
TOTAL INCREASE IN NET ASSETS..........................       26,093,676          74,787,149
NET ASSETS:
Beginning of the Period...............................      169,137,431          94,350,282
                                                           ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $554,904 and $92,572,
  respectively).......................................     $195,231,107        $169,137,431
                                                           ============        ============

 18                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                                   JUNE 25, 2001
                                          ENDED         YEAR ENDED MARCH 31,        (COMMENCEMENT
CLASS A SHARES                        SEPTEMBER 30,   -------------------------   OF OPERATIONS) TO
                                          2005         2005     2004     2003      MARCH 31, 2002
                                      -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $12.24       $11.02   $ 7.46   $ 10.06        $10.00
                                         ------       ------   ------   -------        ------
  Net Investment Income (a)..........       .05          .06      .06       .05           .04
  Net Realized and Unrealized
    Gain/Loss........................     (.02)         1.38     3.54     (2.57)          .07
                                         ------       ------   ------   -------        ------
Total from Investment Operations.....       .03         1.44     3.60     (2.52)          .11
                                         ------       ------   ------   -------        ------
Less:
  Distributions from Net Investment
    Income...........................       -0-          .03      .04       .03           .05
  Distributions from Net Realized
    Gain.............................       -0-          .19      -0-       .05           -0-
                                         ------       ------   ------   -------        ------
Total Distributions..................       -0-          .22      .04       .08           .05
                                         ------       ------   ------   -------        ------
NET ASSET VALUE, END OF THE PERIOD...    $12.27       $12.24   $11.02   $  7.46        $10.06
                                         ======       ======   ======   =======        ======

Total Return* (b)....................     0.25%**     13.12%   48.29%   -25.09%         1.19%**
Net Assets at End of the Period (In
  millions)..........................    $135.7       $105.8   $ 52.4   $   7.4        $  8.2
Ratio of Expenses to Average Net
  Assets* (c)........................     1.36%        1.41%    1.45%     1.46%         1.45%
Ratio of Net Investment Income to
  Average Net Assets*................      .75%         .55%     .57%      .67%          .46%
Portfolio Turnover...................       22%**        46%      61%       70%           64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)......................       N/A          N/A    1.71%     2.11%         2.96%
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets..........................       N/A          N/A     .31%      .02%       (1.05%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

See Notes to Financial Statements                                             19

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                                   JUNE 25, 2001
                                          ENDED         YEAR ENDED MARCH 31,        (COMMENCEMENT
CLASS B SHARES                        SEPTEMBER 30,   -------------------------   OF OPERATIONS) TO
                                          2005         2005     2004     2003      MARCH 31, 2002
                                      -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $12.07       $10.92   $ 7.41   $ 10.05        $10.00
                                         ------       ------   ------   -------        ------
  Net Investment Income/Loss (a).....       -0-(d)      (.02)    (.02)     (.01)         (.02)
  Net Realized and Unrealized
    Gain/Loss........................      (.02)        1.36     3.53     (2.58)          .09
                                         ------       ------   ------   -------        ------
Total from Investment Operations.....      (.02)        1.34     3.51     (2.59)          .07
                                         ------       ------   ------   -------        ------
Less:
  Distributions from Net Investment
    Income...........................       -0-          -0-      -0-       -0-           .02
  Distributions from Net Realized
    Gain.............................       -0-          .19      -0-       .05           -0-
                                         ------       ------   ------   -------        ------
Total Distributions..................       -0-          .19      -0-       .05           .02
                                         ------       ------   ------   -------        ------
NET ASSET VALUE, END OF THE PERIOD...    $12.05       $12.07   $10.92   $  7.41        $10.05
                                         ======       ======   ======   =======        ======

Total Return* (b)....................    -0.17%**     12.30%   47.37%   -25.75%         0.63%**
Net Assets at End of the Period (In
  millions)..........................    $ 32.4       $ 34.5   $ 24.2   $  13.6        $ 21.1
Ratio of Expenses to Average Net
  Assets* (c)........................     2.11%        2.17%    2.20%     2.21%         2.20%
Ratio of Net Investment Loss to
  Average Net Assets*................      .00%        (.21%)   (.25%)    (.09%)        (.29%)
Portfolio Turnover...................       22%**        46%      61%       70%           64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)......................       N/A          N/A    2.46%     2.86%         3.71%
   Ratio of Net Investment Loss to
     Average Net Assets..............       N/A          N/A    (.51%)    (.74%)       (1.80%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

(d) Amount is less than $0.01.

 20                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                                   JUNE 25, 2001
                                          ENDED         YEAR ENDED MARCH 31,        (COMMENCEMENT
CLASS C SHARES                        SEPTEMBER 30,   -------------------------   OF OPERATIONS) TO
                                          2005         2005     2004     2003      MARCH 31, 2002
                                      -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $12.07       $10.92   $ 7.41   $ 10.05        $10.00
                                         ------       ------   ------   -------        ------
  Net Investment Loss (a)............       -0-(d)      (.02)    (.02)      -0-          (.02)
  Net Realized and Unrealized
    Gain/Loss........................      (.02)        1.36     3.53     (2.59)          .09
                                         ------       ------   ------   -------        ------
Total from Investment Operations.....      (.02)        1.34     3.51     (2.59)          .07
                                         ------       ------   ------   -------        ------
Less:
  Distributions from Net Investment
    Income...........................       -0-          -0-      -0-       -0-           .02
  Distributions from Net Realized
    Gain.............................       -0-          .19      -0-       .05           -0-
                                         ------       ------   ------   -------        ------
Total Distributions..................       -0-          .19      -0-       .05           .02
                                         ------       ------   ------   -------        ------
NET ASSET VALUE, END OF THE PERIOD...    $12.05       $12.07   $10.92   $  7.41        $10.05
                                         ======       ======   ======   =======        ======

Total Return* (b)....................    -0.17%**     12.30%   47.37%   -25.75%         0.63%**
Net Assets at End of the Period (In
  millions)..........................    $ 26.2       $ 27.9   $ 17.8   $   6.1        $  4.3
Ratio of Expenses to Average Net
  Assets* (c)........................     2.11%        2.17%    2.20%     2.21%         2.20%
Ratio of Net Investment Income/Loss
  to Average Net Assets*.............      .00%        (.21%)   (.23%)    (.09%)        (.26%)
Portfolio Turnover...................       22%**        46%      61%       70%           64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)......................       N/A          N/A    2.46%     2.86%         3.71%
   Ratio of Net Investment Loss to
     Average Net Assets..............       N/A          N/A    (.49%)    (.74%)       (1.77%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

(d) Amount is less than $0.01.

See Notes to Financial Statements                                             21

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              SIX MONTHS       MARCH 23, 2005
                                                                 ENDED          (COMMENCEMENT
                                                             SEPTEMBER 30,    OF OPERATIONS) TO
                                                                 2005          MARCH 31, 2005
CLASS I SHARES                                               ----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $12.24             $12.06
                                                                ------             ------
  Net Investment Income (a).................................       .06                -0-
  Net Realized and Unrealized Gain/Loss.....................      (.02)               .18
                                                                ------             ------
Total from Investment Operations............................       .04                .18
                                                                ------             ------
NET ASSET VALUE, END OF THE PERIOD..........................    $12.28             $12.24
                                                                ======             ======

Total Return (b)............................................     0.33%*             1.49%*
Net Assets at End of the Period (In thousands)..............    $932.5             $924.4
Ratio of Expenses to Average Net Assets.....................     1.10%              1.08%
Ratio of Net Investment Income to Average Net Assets........     1.00%               .97%
Portfolio Turnover..........................................       22%*               46%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Opportunities Fund (the "Fund") is organized as a separate diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income. The Fund commenced investment operations on June 25, 2001 with three classes of common shares:
Class A, Class B and Class C. The distribution of the Fund's Class I Shares commenced on March 23, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At September 30, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $190,671,896
                                                              ============
Gross tax unrealized appreciation...........................  $ 14,812,450
Gross tax unrealized depreciation...........................    (9,526,966)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  5,285,484
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $  226,099
  Long-term capital gain....................................   2,274,555
                                                              ----------
                                                              $2,500,654
                                                              ==========

    As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $2,166,339
Undistributed long-term capital gain........................  $5,176,986

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2005, the Fund's custody fee was reduced by $4,589 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     0.750
Next $500 million...........................................     0.700
Over $1 billion.............................................     0.650

    No fees have been waived for the six months ended September 30, 2005. The Adviser has agreed to waive all expenses in excess of 1.45% of Class A average net assets, 2.20% of

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

Class B average net assets, 2.20% of Class C average net assets, and 1.20% of Class I average net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended September 30, 2005, the Fund recognized expenses of approximately $5,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $43,000, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2005, the Fund recognized expenses of approximately $135,600, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $23,443 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $8,112.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At September 30, 2005, capital aggregated $124,249,885, $28,219,617, $21,606,629 and $915,715 for Classes A, B, C and I, respectively. For the six months ended September 30, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   3,853,305    $ 47,090,657
  Class B...................................................     430,933       5,176,355
  Class C...................................................     390,385       4,688,740
  Class I...................................................       1,312          15,904
                                                              ----------    ------------
Total Sales.................................................   4,675,935    $ 56,971,656
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,433,825)   $(17,648,406)
  Class B...................................................    (601,127)     (7,286,849)
  Class C...................................................    (527,794)     (6,394,622)
  Class I...................................................        (901)        (10,997)
                                                              ----------    ------------
Total Repurchases...........................................  (2,563,647)   $(31,340,874)
                                                              ==========    ============

    At March 31, 2005, capital aggregated $94,807,634, $30,330,111, $23,312,511 and $910,808 for Classes A, B, C and I, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   4,935,656    $ 57,227,805
  Class B...................................................   1,119,784      12,819,150
  Class C...................................................   1,018,566      11,654,095
  Class I...................................................      75,523         910,808
                                                              ----------    ------------
Total Sales.................................................   7,149,529    $ 82,611,858
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     123,968    $  1,477,691
  Class B...................................................      41,314         486,683
  Class C...................................................      26,490         312,053
  Class I...................................................         -0-             -0-
                                                              ----------    ------------
Total Dividend Reinvestment.................................     191,772    $  2,276,427
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,167,850)   $(13,472,270)
  Class B...................................................    (517,504)     (5,940,817)
  Class C...................................................    (361,986)     (4,169,950)
  Class I...................................................         -0-             -0-
                                                              ----------    ------------
Total Repurchases...........................................  (2,047,340)   $(23,583,037)
                                                              ==========    ============

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    Class B Shares and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2005 and year ended March 31, 2005, 50,015 and 52,018 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                  AS A PERCENTAGE OF
                                                                    DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and After.............................................    None               None

    For the six months ended September 30, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $148,800 and CDSC on redeemed shares of approximately $45,800. Sales charges do not represent expenses of the Fund.

4. REDEMPTION FEES

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended September 30, 2005, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $54,522,013 and $37,579,303, respectively.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $713,200 and $27,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2005 are payments retained by Van Kampen of approximately $173,900 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $46,000.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) continued

separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN VALUE OPPORTUNITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  37, 157, 257
                                                                 OPP SAR 11/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02711P-Y09/05

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Van Kampen Equity Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By:  /s/ Phillip G. Goff
     ----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005